                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-8532
                                   ---------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------
Date of fiscal year end:     11-30
                           -----------------------------------------------------

Date of reporting period:    08-31-2005
                           -----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: CONSERVATIVE FUND
AUGUST 31, 2005
[american century logo and text logo]

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 47.4%
AEROSPACE & DEFENSE - 0.8%
             6,300  Aviall Inc.(1)                                $     214,263
               575  Boeing Co.                                           38,537
            20,900  Goodrich Corporation                                957,638
            24,300  Honeywell International Inc.                        930,204
             4,133  Lockheed Martin Corp.                               257,238
            18,600  Northrop Grumman Corp.                            1,043,273
             8,800  Precision Castparts Corp.                           850,784
            19,800  Rockwell Collins                                    952,974
            13,600  United Technologies Corp.                           680,000
                                                                 ---------------
                                                                      5,924,911
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             7,480  Deutsche Post AG ORD                                188,614
               585  FedEx Corporation                                    47,642
            17,739  United Parcel Service, Inc. Cl B                  1,257,518
             6,000  Yamato Transport Co. Ltd. ORD                        90,026
                                                                 ---------------
                                                                      1,583,800
                                                                 ---------------
AIRLINES - 0.1%
            13,010  Ryanair Holdings plc ADR(1)                         595,728
            20,771  Southwest Airlines Co.                              276,670
                                                                 ---------------
                                                                        872,398
                                                                 ---------------
APPLICATION SOFTWARE - 0.2%
            21,500  Cerner Corporation(1)                             1,693,340
                                                                 ---------------
AUTO COMPONENTS - 0.4%
             8,780  Continental AG ORD                                  694,837
            22,800  Cooper Tire & Rubber                                385,320
            40,970  Goodyear Tire & Rubber Co. (The)(1)                 688,296
            10,100  Lear Corporation                                    380,770
            13,033  TRW Automotive Holdings Corp.(1)                    382,519
                                                                 ---------------
                                                                      2,531,742
                                                                 ---------------
AUTOMOBILES - 0.3%
            28,563  Ford Motor Company                                  284,773
            12,500  General Motors Corp.                                427,375
            12,000  Honda Motor Co., Ltd. ORD                           642,111
             7,900  Toyota Motor Corp. ADR                              647,643
            10,300  Toyota Motor Corp. ORD                              418,945
                                                                 ---------------
                                                                      2,420,847
                                                                 ---------------
BEVERAGES - 1.0%
            23,100  Anheuser-Busch Companies, Inc.                    1,023,561
            23,400  Coca-Cola Company (The)                           1,029,600
            19,447  Coca-Cola Enterprises                               434,640

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            44,240  Diageo plc ORD                                      631,684
             7,711  Molson Coors Brewing Co.                            494,352
            45,697  Pepsi Bottling Group Inc.                         1,347,148
            19,764  PepsiAmericas Inc.                                  498,448
            27,400  PepsiCo, Inc.                                     1,502,890
             1,860  Pernod-Ricard SA ORD                                322,849
                                                                 ---------------
                                                                      7,285,172
                                                                 ---------------
BIOTECHNOLOGY - 0.7%
            33,258  Amgen Inc.(1)                                     2,657,314
            11,420  Applera Corporation-Applied
                    Biosystems Group                                    245,530
             5,100  Celgene Corp.(1)                                    256,020
             4,600  Charles River Laboratories(1)                       233,772
             2,900  Genentech, Inc.(1)                                  272,426
             7,900  Genzyme Corp.(1)                                    562,243
             6,520  Gilead Sciences, Inc.(1)                            280,360
             2,400  Invitrogen Corp.(1)                                 203,352
             8,200  Protein Design Labs, Inc.(1)                        219,268
                                                                 ---------------
                                                                      4,930,285
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            21,000  Daikin Industries Ltd. ORD                          560,899
            14,400  Masco Corp.                                         441,792
             1,612  USG Corp.(1)                                        101,314
                                                                 ---------------
                                                                      1,104,005
                                                                 ---------------
CAPITAL MARKETS - 1.0%
            21,900  Bank of New York Co., Inc. (The)                    669,483
             1,617  Edwards (A.G.), Inc.                                 73,105
             6,865  Franklin Resources, Inc.                            552,221
             8,100  Investment Technology Group Inc.(1)                 222,345
            14,940  Man Group plc ORD                                   443,074
            35,100  Merrill Lynch & Co., Inc.                         2,006,316
            34,974  Morgan Stanley                                    1,779,127
            11,900  Northern Trust Corp.                                593,096
            15,900  Schwab (Charles) Corp.                              215,127
            10,305  UBS AG ORD                                          843,136
                                                                 ---------------
                                                                      7,397,030
                                                                 ---------------
CHEMICALS - 1.1%
             8,400  BASF AG ORD                                         588,495
            30,300  du Pont (E.I.) de Nemours & Co.                   1,198,971
             7,697  Eastman Chemical Company                            369,225
            19,800  Ecolab Inc.                                         653,400
            10,890  FMC Corp.(1)                                        620,294
            12,000  International Flavors & Fragrances Inc.             433,200
            10,308  Minerals Technologies Inc.                          628,273
            22,862  Monsanto Co.                                      1,459,510
            14,300  PPG Industries, Inc.                                900,614
            12,600  Shin-Etsu Chemical Co., Ltd. ORD                    507,941

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            59,000  Toray Industries Inc. ORD                           269,309
                                                                 ---------------
                                                                      7,629,232
                                                                 ---------------
COMMERCIAL BANKS - 3.6%
            55,169  Anglo Irish Bank Corporation ORD                    744,568
            35,100  Banco Popolare di Verona e
                    Novara Scrl ORD                                     630,897
            56,890  Banco Popular Espanol SA ORD                        696,209
           157,296  Bank of America Corp.                             6,781,015
            40,020  Bank of Ireland ORD                                 634,413
            45,000  Bank of Yokohama Ltd. (The) ORD                     288,381
             7,600  BB&T Corporation                                    308,332
             7,342  Comerica Inc.                                       444,118
             4,650  Commonwealth Bank of Australia ORD                  131,102
            60,410  DnB NOR ASA ORD                                     637,036
            13,959  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                   774,062
             7,300  Fifth Third Bancorp                                 302,293
             3,950  HSBC Holdings plc ORD                                63,593
             9,340  KBC Groupe ORD                                      774,298
                30  Mitsubishi Tokyo Financial Group,
                    Inc. ORD                                            306,413
            16,300  National Australia Bank Ltd. ORD                    384,730
            23,430  National Bank of Greece SA ORD                      870,601
            37,694  National City Corp.                               1,380,731
            14,000  PNC Financial Services Group                        787,220
            35,420  Royal Bank of Scotland Group plc ORD              1,035,121
             8,160  Societe Generale Cl A ORD                           881,329
            20,100  SunTrust Banks, Inc.                              1,412,628
            10,500  Synovus Financial Corp.                             302,085
            49,500  U.S. Bancorp                                      1,446,390
            32,082  Wachovia Corp.                                    1,591,909
            48,688  Wells Fargo & Co.                                 2,902,779
                                                                 ---------------
                                                                     26,512,253
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
             8,800  Administaff, Inc.                                   316,536
               374  Asset Acceptance Capital Corp.(1)                    10,797
             7,300  Avery Dennison Corp.                                390,112
            23,154  Cendant Corporation                                 470,952
             3,078  Deluxe Corp.                                        122,320
             6,137  Equifax Inc.                                        202,766
            12,002  John H. Harland Company                             503,484
             6,300  Monster Worldwide Inc.(1)                           196,812
             6,396  PHH Corp.(1)                                        193,415
            15,700  R.R. Donnelley & Sons Company                       586,552
            29,960  Republic Services, Inc. Cl A                      1,085,451
            57,700  Waste Management, Inc.                            1,582,712
                                                                 ---------------
                                                                      5,661,909
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.9%
            11,707  ADC Telecommunications, Inc.(1)                     245,145
            19,600  Adtran, Inc.                                        506,072
            44,200  Arris Group Inc.(1)                                 463,658
            21,600  Avaya Inc.(1)                                       220,320

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            31,341  Cisco Systems Inc.(1)                               552,228
            61,900  Corning Inc.(1)                                   1,235,524
             7,885  Harris Corp.                                        304,440
            43,375  Motorola, Inc.                                      949,045
            14,300  Nokia Oyj ADR                                       225,511
            10,310  Nokia Oyj ORD                                       161,276
            40,600  Powerwave Technologies Inc.(1)                      425,488
            15,100  QUALCOMM Inc.                                       599,621
            12,500  Scientific-Atlanta, Inc.                            478,250
                                                                 ---------------
                                                                      6,366,578
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.1%
            17,749  Apple Computer, Inc.(1)                             832,961
            29,617  Dell Inc.(1)                                      1,054,365
             6,800  Diebold, Inc.                                       326,400
            55,900  EMC Corp.(1)                                        718,874
             1,135  Emulex Corp.(1)                                      24,459
            58,900  Hewlett-Packard Co.                               1,635,064
            10,331  Intergraph Corp.(1)                                 421,608
            30,230  International Business Machines
                    Corp.                                             2,437,143
             4,500  Lexmark International, Inc.(1)                      283,410
             5,500  SanDisk Corp.(1)                                    213,565
             2,071  Western Digital Corp.(1)                             28,683
                                                                 ---------------
                                                                      7,976,532
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.4%
             8,237  Grupo Ferrovial SA ORD                              637,131
             1,510  McDermott International, Inc.(1)                     52,171
            70,500  Quanta Services, Inc.(1)                            845,999
           120,000  Taisei Corp. ORD                                    436,028
             8,512  Vinci SA ORD                                        756,060
                                                                 ---------------
                                                                      2,727,389
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             2,900  Eagle Materials Inc.                                326,656
             5,960  Lafarge SA ORD                                      551,809
                                                                 ---------------
                                                                        878,465
                                                                 ---------------
CONSUMER FINANCE - 0.6%
            39,309  American Express Co.                              2,171,429
            10,810  Capital One Financial Corp.                         889,014
             2,917  CompuCredit Corp.(1)                                122,106
             3,900  ORIX Corporation ORD                                644,037
             7,740  Takefuji Corp. ORD                                  540,789
             3,007  WFS Financial Inc.(1)                               201,228
                                                                 ---------------
                                                                      4,568,603
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            99,130  Amcor Limited ORD                                   493,212
            18,700  Bemis Co.                                           489,005

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             3,176  Greif, Inc. Cl A                                    186,908
             4,486  Silgan Holdings Inc.                                270,147
                                                                 ---------------
                                                                      1,439,272
                                                                 ---------------
DIVERSIFIED - 0.4%
            12,700  iShares MSCI EAFE Index Fund                        711,200
             1,500  iShares Russell 1000 Growth
                    Index Fund                                           74,580
            19,623  Standard and Poor's 500
                    Depositary Receipt                                2,402,836
                                                                 ---------------
                                                                      3,188,616
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
            17,700  Weight Watchers International,
                    Inc.(1)                                           1,001,997
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
           100,400  Citigroup Inc.                                    4,394,508
            23,090  ING Groep N.V. ORD                                  670,536
            52,100  J.P. Morgan Chase & Co.                           1,765,669
             5,932  Moody's Corp.                                       291,321
            12,300  Nasdaq Stock Market, Inc.
                    (The)(1)                                            289,050
                                                                 ---------------
                                                                      7,411,084
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
             1,599  ALLTEL Corp.                                         99,122
            16,074  AT&T Corp.                                          316,336
            41,379  BellSouth Corp.                                   1,087,854
               671  CenturyTel Inc.                                      24,089
             5,974  Commonwealth Telephone
                    Enterprise Inc.                                     240,394
            30,790  Deutsche Telekom ORD                                584,955
            25,080  France Telecom SA ORD                               755,244
            19,050  Hellenic Telecommunications
                    Organization SA ORD(1)                              394,817
            63,872  SBC Communications Inc.                           1,538,038
            51,826  Telefonica SA ORD                                   855,452
            74,740  Telenor ASA ORD                                     685,602
            51,393  Verizon Communications                            1,681,065
                                                                 ---------------
                                                                      8,262,968
                                                                 ---------------
ELECTRIC UTILITIES - 0.6%
               401  Allegheny Energy, Inc.(1)                            12,094
             5,410  E.On AG ORD                                         516,238
             3,215  Entergy Corp.                                       240,836
            23,400  Exelon Corporation                                1,261,026
             7,300  FPL Group, Inc.                                     314,557
             5,100  IDACORP, Inc.                                       156,570
            33,000  PPL Corporation                                   1,054,680
            11,021  TXU Corp.                                         1,069,257
                                                                 ---------------
                                                                      4,625,258
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.2%
            12,900  Emerson Electric Co.                                867,911
             5,610  Schneider Electric SA ORD                           441,200
            11,400  Vestas Wind Systems AS ORD(1)                       237,567
                                                                 ---------------
                                                                      1,546,678
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
            13,400  Agilent Technologies, Inc.(1)                       430,944
               174  Amphenol Corp. Cl A                                   7,379
             5,895  Arrow Electronics, Inc.(1)                          175,789
            19,700  AVX Corporation                                     261,813
             2,500  Hoya Corp. ORD                                      325,620
            24,407  Itron Inc.(1)                                     1,129,312
             1,100  Keyence Corp. ORD                                   257,911
            11,400  Murata Manufacturing Co. Ltd. ORD                   594,551
             5,000  Omron Corp. ORD                                     110,724
                                                                 ---------------
                                                                      3,294,043
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.8%
             7,168  Cal Dive International Inc.(1)                      447,713
            29,800  Helmerich & Payne, Inc.                           1,770,716
            20,100  National Oilwell Varco, Inc.(1)                   1,290,621
            28,400  Patterson-UTI Energy Inc.                           966,168
            24,100  Saipem SpA ORD                                      405,828
             6,400  Schlumberger Ltd.                                   551,872
             1,336  Veritas DGC Inc.(1)                                  42,966
                                                                 ---------------
                                                                      5,475,884
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
             7,271  7-Eleven, Inc.(1)                                   206,060
             1,035  BJ's Wholesale Club Inc.(1)                          29,549
            71,200  CVS Corp.                                         2,091,145
            39,700  Kroger Co. (The)(1)                                 783,678
             4,804  Longs Drug Stores Corp.                             203,690
             5,880  Metro AG ORD                                        297,626
             1,520  Performance Food Group Co.(1)                        47,074
             7,968  Shoppers Drug Mart Corporation ORD                  279,995
             1,479  Supervalu Inc.                                       51,469
           140,460  Tesco plc ORD                                       826,157
            46,100  Wal-Mart Stores, Inc.                             2,072,656
             7,100  Whole Foods Market, Inc.                            917,746
                                                                 ---------------
                                                                      7,806,845
                                                                 ---------------
FOOD PRODUCTS - 1.6%
            31,000  Ajinomoto Co. Inc. ORD                              325,593
            26,480  Archer-Daniels-Midland Co.                          596,065
             3,500  Campbell Soup Company                               102,900
            10,503  Chiquita Brands International Inc.                  264,676
            22,200  ConAgra Foods, Inc.                                 506,826
             4,688  Delta and Pine Land Company                         120,153
            12,600  General Mills, Inc.                                 581,112

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             6,782  Gold Kist Inc.(1)                                   125,331
            16,600  H.J. Heinz Company                                  596,272
            21,500  Kellogg Co.                                         974,595
            67,400  Kraft Foods Inc. Cl A                             2,089,400
             3,030  Nestle SA ORD                                       850,526
            29,619  Pilgrim's Pride Corp.                             1,004,084
            14,480  Royal Numico N.V. ORD(1)                            600,384
            22,000  Sara Lee Corp.                                      418,000
                78  Seaboard Corp.                                      100,152
            23,200  Unilever N.V. New York Shares                     1,605,440
            74,430  Unilever plc ORD                                    748,088
                                                                 ---------------
                                                                     11,609,597
                                                                 ---------------
GAS UTILITIES - 0.3%
             2,313  Gaz de France ORD(1)                                 77,328
           163,000  Osaka Gas Co. Ltd. ORD                              521,553
            29,770  UGI Corp.                                           823,140
            12,900  WGL Holdings Inc.                                   424,023
                                                                 ---------------
                                                                      1,846,044
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
            14,300  Baxter International, Inc.                          576,719
            19,400  Beckman Coulter Inc.                              1,082,326
            27,475  Becton Dickinson & Co.                            1,446,010
             8,252  Edwards Lifesciences
                    Corporation(1)                                      363,088
             6,270  Essilor International SA Cie
                    Generale D'Optique ORD                              489,238
            12,622  Hospira Inc.(1)                                     502,860
               326  Kinetic Concepts Inc.(1)                             17,865
             5,100  Kyphon Inc.(1)                                      225,879
             8,476  Medtronic, Inc.                                     483,132
            49,070  Smith & Nephew plc ORD                              470,638
            11,900  St. Jude Medical, Inc.(1)                           546,210
                                                                 ---------------
                                                                      6,203,965
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
             5,929  Aetna Inc.                                          472,363
             9,433  AmerisourceBergen Corp.                             704,362
            17,475  Cardinal Health, Inc.                             1,041,685
            10,400  Caremark Rx Inc.(1)                                 485,992
             7,400  CIGNA Corp.                                         853,368
             7,855  Covance Inc.(1)                                     410,817
             6,749  Fresenius Medical Care AG ORD                       611,954
             8,100  HCA Inc.                                            399,330
             9,400  Health Net Inc.(1)                                  433,434
             5,185  Henry Schein, Inc.(1)                               216,163
             9,000  Humana Inc.(1)                                      433,440
             3,852  Kindred Healthcare Inc.(1)                          117,871
            24,535  McKesson Corp.                                    1,145,048
            16,700  Omnicare, Inc.                                      877,585
            15,300  Pharmaceutical Product
                    Development, Inc.(1)                                860,931
             7,210  UnitedHealth Group Incorporated                     371,315
             8,500  Universal Health Services, Inc.
                    Cl B                                                434,435

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             5,900  WellPoint Inc.(1)                                   438,075
                                                                 ---------------
                                                                     10,308,168
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
            13,570  Accor SA ORD                                        715,662
             6,000  Aztar Corp.(1)                                      200,400
             4,000  Brinker International, Inc.(1)                      148,600
             7,100  Carnival Corporation                                350,314
            10,157  Darden Restaurants, Inc.                            319,031
            18,340  Greek Organization of Football
                    Prognostics SA ORD                                  582,371
            13,900  Harrah's Entertainment, Inc.                        966,884
            34,100  McDonald's Corporation                            1,106,545
             8,800  Outback Steakhouse, Inc.                            366,168
             5,900  Penn National Gaming Inc.(1)                        201,072
             5,311  Royal Caribbean Cruises Ltd.                        226,886
            11,000  Speedway Motorsports Inc.                           413,820
            15,900  Station Casinos Inc.                              1,062,438
                                                                 ---------------
                                                                      6,660,191
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
            11,753  Black & Decker Corporation                        1,002,531
            13,750  Jarden Corp.(1)                                     545,738
            10,400  KB Home                                             771,264
            42,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                            730,781
            23,400  Newell Rubbermaid Inc.                              548,262
             7,300  Pulte Homes Inc.                                    629,260
             8,700  Toll Brothers Inc.(1)                               418,035
             2,000  Whirlpool Corp.                                     152,100
                                                                 ---------------
                                                                      4,797,971
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
             4,263  Clorox Company                                      245,421
             4,058  Energizer Holdings Inc.(1)                          263,364
            23,344  Kimberly-Clark Corp.                              1,454,798
            22,400  Procter & Gamble Co. (The)                        1,242,752
            26,852  Reckitt Benckiser plc ORD                           830,718
                                                                 ---------------
                                                                      4,037,053
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
            77,600  General Electric Co.                              2,608,136
             8,000  Textron Inc.                                        570,400
            31,700  Tyco International Ltd.                             882,211
                                                                 ---------------
                                                                      4,060,747
                                                                 ---------------
INSURANCE - 2.5%
            37,910  Aegon N.V. ORD                                      531,748
            19,500  Allstate Corp.                                    1,096,095
             6,200  Ambac Financial Group, Inc.                         425,196
            56,300  American International Group, Inc.                3,332,961

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             3,341  Arch Capital Group Ltd.(1)                          145,166
            26,299  Axa SA ORD                                          698,839
            10,486  Axis Capital Holdings Limited                       296,230
            23,921  Berkley (W.R.) Corp.                                848,956
                12  Berkshire Hathaway Inc. Cl A(1)                     997,800
             7,392  Chubb Corp.                                         642,808
            20,639  Endurance Specialty Holdings Ltd.                   757,451
            16,525  First American Financial Corp.
                    (The)                                               687,605
            12,900  Hartford Financial Services Group
                    Inc. (The)                                          942,345
             5,059  HCC Insurance Holdings, Inc.                        134,822
            10,000  Jefferson-Pilot Corp.                               497,300
           258,540  Legal & General Group plc ORD                       518,546
            10,824  Loews Corp.                                         949,157
            51,200  Marsh & McLennan Companies,
                    Inc.                                              1,436,161
             3,379  Protective Life Corporation                         138,640
            11,487  Prudential Financial Inc.                           739,418
            40,460  QBE Insurance Group Limited ORD                     521,563
             3,470  Swiss Life Holding ORD                              484,527
            11,000  Torchmark Corp.                                     580,140
             3,957  Zenith National Insurance Corp.                     249,885
                                                                 ---------------
                                                                     17,653,359
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
            20,500  eBay Inc.(1)                                        830,045
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.2%
             3,100  Digital River Inc.(1)                               117,738
             4,299  Earthlink Inc.(1)                                    41,958
             2,700  Google Inc. Cl A(1)                                 772,201
            18,892  Yahoo! Inc.(1)                                      629,859
                                                                 ---------------
                                                                      1,561,756
                                                                 ---------------
IT SERVICES - 0.5%
            34,024  Accenture Ltd. Cl A(1)                              830,186
             5,076  Alliance Data Systems Corp.(1)                      213,547
            25,794  Computer Sciences Corp.(1)                        1,149,123
             5,300  DST Systems, Inc.(1)                                284,610
            12,900  Fiserv, Inc.(1)                                     578,823
            15,100  Paychex, Inc.                                       515,363
                                                                 ---------------
                                                                      3,571,652
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
            14,600  Fuji Photo Film Co. Ltd. ORD                        469,797
                                                                 ---------------
MACHINERY - 0.6%
            11,648  Cummins Inc.                                      1,007,202
               882  Danaher Corp.                                        47,240
             8,500  Deere & Co.                                         555,730
            19,600  Dover Corp.                                         797,720
             8,400  Ingersoll-Rand Company                              668,808
            24,000  Komatsu Ltd. ORD                                    265,739

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             9,000  Parker-Hannifin Corp.                               579,960
               630  Toro Co. (The)                                       24,463
                                                                 ---------------
                                                                      3,946,862
                                                                 ---------------
MEDIA - 1.4%
               563  Dex Media Inc.                                       14,357
            41,859  Disney (Walt) Co.                                 1,054,428
            13,200  Gannett Co., Inc.                                   959,904
             4,085  Getty Images Inc.(1)                                349,635
             2,760  John Wiley & Sons Inc. Cl A                         120,474
             9,300  New York Times Co. (The) Cl A                       296,949
            30,000  News Corp.                                          486,300
            44,210  Reed Elsevier plc ORD                               414,460
             5,977  Regal Entertainment Group                           116,850
            14,410  Thomson Corp. ORD                                   534,788
           139,416  Time Warner Inc.                                  2,498,335
             4,900  Tribune Co.                                         184,093
            10,600  Univision Communications Inc.
                    Cl A(1)                                             285,140
             1,298  Valassis Communications, Inc.(1)                     51,180
            49,438  Viacom, Inc. Cl B                                 1,680,398
            19,570  Vivendi Universal SA ORD                            614,910
            23,130  WPP Group plc ORD                                   238,941
                                                                 ---------------
                                                                      9,901,142
                                                                 ---------------
METALS & MINING - 0.6%
            29,900  Alcoa Inc.                                          801,021
            61,240  BHP Billiton Limited ORD                            944,552
             4,998  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                     210,766
             8,000  Newmont Mining Corporation                          316,640
             7,961  Nucor Corp.                                         449,637
            10,186  Phelps Dodge Corp.                                1,095,300
             1,390  Quanex Corporation                                   85,499
             3,900  Titanium Metals Corp.(1)                            258,063
                                                                 ---------------
                                                                      4,161,478
                                                                 ---------------
MULTI-UTILITIES - 0.3%
            26,813  AES Corporation (The)(1)                            422,037
             2,239  Constellation Energy Group Inc.                     131,541
             4,000  Dominion Resources Inc.                             305,920
            31,971  National Grid Transco plc ORD                       302,028
            22,700  NiSource Inc.                                       547,978
             1,580  Veolia Environnement ORD(1)                          64,420
            10,000  Wisconsin Energy Corp.                              391,700
                                                                 ---------------
                                                                      2,165,624
                                                                 ---------------
MULTILINE RETAIL - 0.8%
            57,200  Dollar General Corp.                              1,090,233
            42,100  Family Dollar Stores, Inc.                          836,948
            13,684  Federated Department Stores, Inc.                   943,922
            13,700  Kohl's Corp.(1)                                     718,565
            26,290  Next plc ORD                                        714,746

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             5,590  Pinault-Printemps-Redoute ORD                       599,271
               568  Sears Holdings Corp.(1)                              77,168
            12,500  Target Corporation                                  671,875
                                                                 ---------------
                                                                      5,652,728
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            42,800  Xerox Corp.(1)                                      573,948
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.7%
             7,100  Anadarko Petroleum Corp.                            645,177
            13,400  Apache Corp.                                        959,708
            54,930  BG Group plc ORD                                    494,658
            14,400  BP plc ADR                                          984,672
           150,910  BP plc ORD                                        1,719,470
            39,828  Chevron Corp.                                     2,445,439
            31,627  ConocoPhillips                                    2,085,484
            20,830  ENI SpA ORD                                         616,726
           128,480  Exxon Mobil Corp.                                 7,695,952
             7,554  Marathon Oil Corp.                                  485,798
             9,300  Peabody Energy Corp.                                666,531
             3,652  Premcor Inc.                                        340,706
            46,700  Royal Dutch Shell plc ADR                         3,033,632
            22,900  Southwestern Energy Company(1)                    1,325,910
            21,051  Sunoco, Inc.                                      1,530,408
             6,830  Total SA ORD                                      1,795,544
             1,194  Valero Energy Corp.                                 127,161
                                                                 ---------------
                                                                     26,952,976
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
             9,243  Louisiana-Pacific Corp.                             233,755
             7,340  Potlatch Corp.                                      396,360
            21,900  Weyerhaeuser Co.                                  1,423,938
                                                                 ---------------
                                                                      2,054,053
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
             3,700  Avon Products, Inc.                                 121,434
            13,800  Gillette Company                                    743,406
                                                                 ---------------
                                                                        864,840
                                                                 ---------------
PHARMACEUTICALS - 2.7%
            36,000  Abbott Laboratories                               1,624,680
             1,812  Allergan, Inc.                                      166,795
            18,100  Astellas Pharma Inc. ORD                            642,952
            22,870  AstraZeneca plc ORD                               1,043,149
            39,800  Bristol-Myers Squibb Co.                            973,906
            13,100  Eisai Co. Ltd. ORD                                  496,127
             4,800  Eli Lilly and Company                               264,096
             7,800  Endo Pharmaceuticals Holdings Inc.(1)               234,000
            60,010  GlaxoSmithKline plc ORD                           1,448,651
            63,429  Johnson & Johnson                                 4,020,764

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            30,589  King Pharmaceuticals, Inc.(1)                       449,658
             2,020  Kos Pharmaceuticals, Inc.(1)                        137,602
            31,188  Merck & Co., Inc.                                   880,437
            27,675  Novartis AG ORD                                   1,341,818
            11,970  Novo Nordisk AS Cl B ORD                            616,684
            83,361  Pfizer, Inc.                                      2,123,205
             8,257  Roche Holding AG ORD                              1,140,441
             5,100  Sanofi-Aventis ORD                                  435,380
            12,000  Watson Pharmaceuticals, Inc.(1)                     413,760
            17,700  Wyeth                                               810,483
                                                                 ---------------
                                                                     19,264,588
                                                                 ---------------
REAL ESTATE(2)
            12,228  Trizec Properties Inc.                              273,785
                                                                 ---------------
ROAD & RAIL - 0.3%
               155  Burlington Northern Santa Fe
                    Corp.                                                 8,218
             3,970  Canadian Pacific Railway Ltd.
                    ORD(1)                                              149,979
               130  East Japan Railway Company ORD                      699,146
            12,600  Norfolk Southern Corp.                              448,686
            10,284  Union Pacific Corp.                                 702,089
                                                                 ---------------
                                                                      2,008,118
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
             9,900  Advanced Micro Devices, Inc.(1)                     205,623
             2,200  Advantest Corp. ORD                                 171,808
            22,000  Applied Materials, Inc.                             402,820
            29,500  ASML Holding N.V. ORD(1)                            494,213
            12,400  Broadcom Corp.(1)                                   539,400
             7,300  Cymer, Inc.(1)                                      244,550
            11,300  Freescale Semiconductor Inc.(1)                     272,104
            26,000  Genesis Microchip Inc.(1)                           683,540
           116,589  Intel Corp.                                       2,998,669
            21,700  LSI Logic Corp.(1)                                  209,188
            19,900  Microsemi Corporation(1)                            479,391
            17,800  National Semiconductor Corp.                        443,754
            10,200  SiRF Technology Holdings, Inc.(1)                   259,080
            22,397  Texas Instruments Inc.                              731,934
            16,600  Trident Microsystems, Inc.(1)                       582,992
             4,600  Varian Semiconductor Equipment
                    Associates, Inc.(1)                                 208,426
                                                                 ---------------
                                                                      8,927,492
                                                                 ---------------
SOFTWARE - 1.1%
             2,290  Adobe Systems Inc.                                   61,922
             8,360  Autodesk, Inc.                                      361,152
             8,700  BMC Software Inc.(1)                                174,000
             1,125  Cadence Design Systems Inc.(1)                       18,011
             4,900  Electronic Arts Inc.(1)                             280,672
             7,576  Intuit Inc.(1)                                      347,284
            30,400  McAfee Inc.(1)                                      931,760
             1,508  Micros Systems, Inc.(1)                              67,242
           154,377  Microsoft Corporation                             4,229,929

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            21,817  Oracle Corp.(1)                                     282,966
            33,650  Parametric Technology Corp.(1)                      203,919
            10,600  Reynolds & Reynolds Co. Cl A                        302,524
             1,811  Symantec Corp.(1)                                    37,995
            19,200  Synopsys, Inc.(1)                                   364,800
                                                                 ---------------
                                                                      7,664,176
                                                                 ---------------
SPECIALTY RETAIL - 1.3%
               357  Advance Auto Parts, Inc.(1)                          21,752
               325  American Eagle Outfitters, Inc.                       9,305
            10,600  AnnTaylor Stores Corporation(1)                     271,360
             2,760  Barnes & Noble Inc.(1)                              104,245
             9,200  Bed Bath & Beyond Inc.(1)                           373,060
            39,744  Best Buy Co., Inc.                                1,894,198
             7,800  Chico's FAS, Inc.(1)                                270,738
             4,983  Children's Place Retail Stores, Inc.
                    (The)(1)                                            203,855
            18,400  Foot Locker, Inc.                                   401,856
            41,500  Gap, Inc. (The)                                     788,915
               130  Hibbett Sporting Goods Inc.(1)                        4,373
            28,403  Home Depot, Inc.                                  1,145,209
            19,941  Men's Wearhouse, Inc. (The)(1)                      607,802
            14,449  Michaels Stores, Inc.                               524,499
             2,961  Movie Gallery Inc.                                   53,268
            34,800  Office Depot, Inc.(1)                             1,044,000
            13,333  Payless ShoeSource, Inc.(1)                         247,194
             6,200  Sherwin-Williams Co.                                287,432
            10,500  Urban Outfitters Inc.(1)                            584,430
             1,600  Williams-Sonoma, Inc.(1)                             64,400
            10,200  Yamada Denki Co Ltd. ORD                            652,741
                                                                 ---------------
                                                                      9,554,632
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
             1,810  Adidas-Salomon AG ORD                               322,878
            12,540  Compagnie Financiere Richemont
                    AG Cl A ORD                                         475,500
            11,400  Jones Apparel Group, Inc.                           321,252
            11,900  Liz Claiborne, Inc.                                 488,257
             9,200  VF Corp.                                            545,652
                                                                 ---------------
                                                                      2,153,539
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.1%
               651  Corus Bankshares Inc.                                37,882
             5,883  Downey Financial Corp.                              372,865
            11,500  Fannie Mae                                          586,960
            59,500  Freddie Mac                                       3,592,609
             8,045  Golden West Financial Corp.                         490,665
            18,000  MGIC Investment Corp.                             1,123,740
            37,332  Washington Mutual, Inc.                           1,552,264
                                                                 ---------------
                                                                      7,756,985
                                                                 ---------------
TOBACCO - 0.2%
            17,700  Altria Group Inc.                                 1,251,390

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------

             6,020  British American Tobacco plc ORD                    121,121
                                                                 ---------------
                                                                      1,372,511
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
             4,800  Grainger (W.W.), Inc.                               308,736
            10,170  Wolseley plc ORD                                    206,819
                                                                 ---------------
                                                                        515,555
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.2%
            36,210  BAA plc ORD                                         399,195
            28,154  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                              368,161
           177,640  Macquarie Infrastructure Group
                    ORD                                                 520,925
                                                                 ---------------
                                                                      1,288,281
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
            36,100  American Tower Corp. Cl A(1)                        860,624
            17,100  Crown Castle International
                    Corp.(1)                                            423,396
                90  KDDI Corp. ORD                                      474,262
            27,210  NII Holdings, Inc.(1)                             2,073,946
            72,994  Sprint Nextel Corp.                               1,892,734
           334,280  Vodafone Group plc ORD                              914,532
                                                                 ---------------
                                                                      6,639,494
                                                                 ---------------
TOTAL COMMON STOCKS                                                 339,420,288
(Cost $290,831,720)                                              ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) - 15.3%
       $11,000,000  FHLMC, 5.00%, settlement date 9/19/05(4)         11,082,499
            30,598  FHLMC, 6.50%, 12/1/12                                31,682
           147,357  FHLMC, 7.00%, 6/1/14                                154,134
           155,515  FHLMC, 6.50%, 6/1/16                                160,980
         3,437,585  FHLMC, 4.50%, 1/1/19(5)                           3,414,952
            32,319  FHLMC, 8.00%, 7/1/30                                 34,590
           149,270  FHLMC, 6.50%, 5/1/31                                154,620
         1,220,045  FHLMC, 5.50%, 12/1/33                             1,234,722
         8,708,500  FNMA, 5.50%, settlement date 9/14/05(4)           8,798,302
        15,000,000  FNMA, 6.50%, settlement date 9/14/05(4)          15,501,571
         9,400,000  FNMA, 5.00%, settlement date 9/19/05(4)           9,467,566
        16,280,000  FNMA, 5.50%, settlement date 9/19/05(4)          16,631,028
         9,712,300  FNMA, 6.00%, settlement date 10/13/05(4)          9,927,796
             1,804  FNMA, 6.50%, 4/1/11                                   1,871
            20,552  FNMA, 6.50%, 5/1/11                                  21,315
            13,199  FNMA, 6.50%, 5/1/11                                  13,690
            48,920  FNMA, 6.50%, 5/1/11                                  50,738
            11,013  FNMA, 6.50%, 2/1/12                                  11,423
            19,371  FNMA, 6.50%, 4/1/12                                  20,092
            39,732  FNMA, 6.50%, 5/1/12                                  41,212
           122,312  FNMA, 6.00%, 4/1/14                                 126,312
            35,013  FNMA, 7.50%, 6/1/15                                  37,083

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         1,907,879  FNMA, 4.50%, 5/1/19(4)                            1,893,396
         1,906,402  FNMA, 4.50%, 5/1/19                               1,891,930
             3,241  FNMA, 7.00%, 6/1/26                                   3,411
            23,075  FNMA, 7.50%, 3/1/27                                  24,516
            81,522  FNMA, 6.50%, 6/1/29                                  84,576
            26,566  FNMA, 7.00%, 7/1/29                                  27,892
           162,413  FNMA, 7.00%, 7/1/29                                 170,704
            81,607  FNMA, 7.00%, 3/1/30                                  85,652
             9,890  FNMA, 7.00%, 5/1/30                                  10,376
           107,747  FNMA, 7.50%, 8/1/30                                 114,256
            45,370  FNMA, 7.50%, 9/1/30                                  48,111
           289,897  FNMA, 6.50%, 9/1/31                                 300,596
           130,744  FNMA, 7.00%, 9/1/31                                 137,178
           132,165  FNMA, 6.50%, 1/1/32                                 136,962
           914,453  FNMA, 7.00%, 6/1/32                                 959,136
         2,267,048  FNMA, 5.50%, 6/1/33                               2,292,462
         4,541,437  FNMA, 5.50%, 8/1/33(5)                            4,592,347
         1,065,237  FNMA, 5.50%, 9/1/33                               1,077,178
         6,550,643  FNMA, 5.00%, 11/1/33(4)                           6,524,637
         6,116,903  FNMA, 5.50%, 1/1/34(5)                            6,185,474
         3,746,635  FNMA, 6.00%, 7/1/35                               3,835,685
            18,875  GNMA, 7.00%, 1/15/24                                 19,947
            13,778  GNMA, 8.00%, 7/15/24                                 14,797
            18,315  GNMA, 8.00%, 9/15/24                                 19,669
             6,377  GNMA, 9.00%, 4/20/25                                  7,010
            87,604  GNMA, 7.00%, 9/15/25                                 92,537
            12,227  GNMA, 7.50%, 10/15/25                                13,054
            24,852  GNMA, 7.50%, 2/15/26                                 26,510
             9,524  GNMA, 6.00%, 4/15/26                                  9,845
            23,799  GNMA, 7.50%, 5/15/26                                 25,387
            12,245  GNMA, 8.00%, 5/15/26                                 13,164
           151,446  GNMA, 8.25%, 7/15/26                                164,414
             2,038  GNMA, 9.00%, 8/20/26                                  2,242
            81,442  GNMA, 7.00%, 12/15/27                                85,845
            38,056  GNMA, 6.50%, 2/15/28                                 39,763
            40,483  GNMA, 6.50%, 2/15/28                                 42,299
            10,786  GNMA, 6.50%, 2/15/28                                 11,270
            26,553  GNMA, 6.50%, 3/15/28                                 27,744
             6,443  GNMA, 6.50%, 3/15/28                                  6,732
            13,950  GNMA, 6.50%, 3/15/28                                 14,576
             6,534  GNMA, 6.50%, 4/15/28                                  6,827
            22,745  GNMA, 6.00%, 5/15/28                                 23,500
            60,384  GNMA, 6.00%, 7/15/28                                 62,387
            74,593  GNMA, 6.00%, 10/15/28                                77,068
            75,890  GNMA, 7.00%, 5/15/31                                 79,856
           899,032  GNMA, 5.50%, 11/15/32                               917,504
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES             109,118,600
(Cost $108,466,922)                                              ---------------

CORPORATE BONDS - 9.9%
AEROSPACE & DEFENSE - 0.2%
           980,000  United Technologies Corp.,
                    4.375%, 5/1/10                                      984,456

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           490,000  United Technologies Corp., 5.40%,
                    5/1/35                                              514,503
                                                                 ---------------
                                                                      1,498,959
                                                                 ---------------
AUTOMOBILES - 0.1%
           410,000  DaimlerChrysler N.A. Holding Corp.,
                    4.875%, 6/15/10                                     406,868
                                                                 ---------------
BEVERAGES - 0.1%
           320,000  Diageo Capital plc, 4.375%, 5/3/10                  320,695
           700,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-
                    1/6/04, Cost $699,564)(6)                           695,952
                                                                 ---------------
                                                                      1,016,647
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           810,000  Genentech, Inc., 4.75%, 7/15/15
                    (Acquired 7/13/05, Cost $809,490)(6)                817,265
                                                                 ---------------
CAPITAL MARKETS - 0.7%
           800,000  Credit Suisse First Boston USA
                    Inc., VRN, 3.71%, 9/19/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.28% with no caps                             802,102
         1,400,000  Goldman Sachs Group, Inc.,
                    5.25%, 10/15/13                                   1,438,765
           900,000  Merrill Lynch & Co., Inc., 2.07%,
                    6/12/06                                             884,428
           600,000  Merrill Lynch & Co., Inc., 4.25%,
                    2/8/10                                              593,499
           400,000  Merrill Lynch & Co., Inc., 4.79%,
                    8/4/10                                              404,425
           450,000  Morgan Stanley, 4.00%, 1/15/10                      441,208
           350,000  Morgan Stanley, 4.25%, 5/15/10                      346,411
                                                                 ---------------
                                                                      4,910,838
                                                                 ---------------
COMMERCIAL BANKS - 0.9%
           340,000  AmSouth Bancorp., 5.20%, 4/1/15                     352,372
         1,600,000  Bank of America Corp., 4.375%, 12/1/10            1,596,555
           900,000  SouthTrust Corp., 5.80%, 6/15/14                    963,467
           780,000  Wachovia Bank N.A., 4.80%, 11/1/14                  784,739
         1,200,000  Wachovia Bank N.A., 4.875%, 2/1/15                1,213,103
         1,000,000  Wells Fargo & Co., 4.20%, 1/15/10                   994,448
           890,000  Wells Fargo & Co., 4.625%, 8/9/10                   900,403
                                                                 ---------------
                                                                      6,805,087
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           350,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                       338,995
           480,000  R.R. Donnelley & Sons Company,
                    4.95%, 5/15/10 (Acquired
                    5/18/05-5/19/05, Cost
                    $478,856)(6)                                        484,068
           630,000  Waste Management, Inc., 7.00%,
                    7/15/28                                             736,097
                                                                 ---------------
                                                                      1,559,160
                                                                 ---------------
CONSUMER FINANCE - 0.2%
           500,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                     500,945

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           770,000  Capital One Financial Corp.,
                    4.80%, 2/21/12                                      768,588
                                                                 ---------------
                                                                      1,269,533
                                                                 ---------------
DIVERSIFIED - 0.3%
         1,540,000  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired 3/15/02-8/28/02,
                    Cost $1,632,847)(6)                               1,888,143
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
           700,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                      702,906
         3,224,000  Citigroup Inc., 5.00%, 9/15/14                    3,285,156
         1,500,000  Ford Motor Credit Co., 7.375%, 10/28/09           1,494,996
           600,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                     648,335
           650,000  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                     646,175
         1,000,000  HSBC Finance Corp., 4.125%, 11/16/09                988,851
         1,145,000  HSBC Finance Corp., 4.75%, 4/15/10                1,159,105
           800,000  J.P. Morgan Chase & Co., 6.75%, 2/1/11              884,726
           890,000  John Deere Capital Corp., 4.50%, 8/25/08            895,286
           780,000  Xlliac Global Funding, 4.80%, 8/10/10
                    (Acquired 8/3/05, Cost $777,364)(6)                 786,954
                                                                 ---------------
                                                                     11,492,490
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
           620,000  BellSouth Corp., 5.20%, 12/15/16                    635,811
           725,000  British Telecommunications plc,
                    7.00%, 5/23/07                                      754,513
           490,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                          564,040
           300,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                          310,104
           250,000  France Telecom, 8.00%, 3/1/11                       288,495
           570,000  Sprint Capital Corp., 8.375%, 3/15/12               681,510
           310,000  Sprint Capital Corp., 8.75%, 3/15/32                433,925
           450,000  Telecom Italia Capital SA, 4.00%,
                    1/15/10 (Acquired 6/29/05-
                    8/19/05, Cost $436,950)(6)                          438,576
           450,000  Verizon Virginia Inc., 4.625%,
                    3/15/13                                             444,734
                                                                 ---------------
                                                                      4,551,708
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           500,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                       516,696
           950,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                993,005
           490,000  Florida Power Corp., 4.50%, 6/1/10                  491,234
           600,000  Tampa Electric Co., 6.375%, 8/15/12                 659,218
                                                                 ---------------
                                                                      2,660,153
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           480,000  CVS Corp., 4.00%, 9/15/09                           474,463
           440,000  Kroger Co. (The), 6.80%, 4/1/11                     480,690
           450,000  Safeway Inc., 6.50%, 3/1/11                         483,038
           800,000  Wal-Mart Stores Inc., 4.125%, 7/1/10                790,919
           330,000  Wal-Mart Stores Inc., 5.25%, 9/1/35(7)              334,251
                                                                 ---------------
                                                                      2,563,361
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

FOOD PRODUCTS - 0.3%
           750,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05-8/18/05, Cost $736,166)(6)                  738,643
         1,000,000  Cadbury Schweppes U.S. Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03-10/8/03, Cost $994,540)(6)                1,023,848
           480,000  WM Wrigley Jr. Co., 4.30%, 7/15/10                  481,334
                                                                 ---------------
                                                                      2,243,825
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           750,000  Beckman Coulter Inc., 7.45%, 3/4/08                 801,036
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
         1,150,000  Yum! Brands Inc., 8.875%, 4/15/11                 1,386,495
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
         1,490,000  General Electric Co., 5.00%,
                    2/1/13                                            1,532,401
                                                                 ---------------
INSURANCE - 0.5%
           490,000  Allstate Corp., 5.55%, 5/9/35                       501,827
         1,050,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,047,942)(6)                               1,048,119
           310,000  American International Group, Inc.,
                    4.25%, 5/15/13                                      302,477
           750,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                             804,704
           320,000  MetLife, Inc., 5.00%, 6/15/15                       324,554
           650,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $649,987)(6)                                   642,615
                                                                 ---------------
                                                                      3,624,296
                                                                 ---------------
MEDIA - 0.9%
            79,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                       95,594
         1,400,000  Comcast Corp., 5.50%, 3/15/11                     1,451,718
           600,000  Continental Cablevision, 8.30%,
                    5/15/06                                             616,667
         1,210,000  Cox Communications Inc.,
                    4.625%, 1/15/10                                   1,200,522
           300,000  News America Holdings, 7.75%,
                    1/20/24                                             361,500
           790,000  Reed Elsevier Capital Inc., 4.625%,
                    6/15/12                                             784,649
         1,700,000  Walt Disney Company, 5.50%,
                    12/29/06                                          1,728,279
                                                                 ---------------
                                                                      6,238,929
                                                                 ---------------
METALS & MINING - 0.1%
           600,000  Alcan Inc., 4.50%, 5/15/13                          592,042
           160,000  Alcan Inc., 5.00%, 6/1/15                           161,524
                                                                 ---------------
                                                                        753,566
                                                                 ---------------
MULTI-UTILITIES - 0.3%
           600,000  Dominion Resources Inc., 4.125%,
                    2/15/08                                             596,767
           440,000  Dominion Resources Inc., 4.75%,
                    12/15/10                                            442,233

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           800,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                              878,407
                                                                 ---------------
                                                                      1,917,407
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           300,000  May Department Stores Co.,
                    3.95%, 7/15/07                                      297,510
           800,000  May Department Stores Co.,
                    4.80%, 7/15/09                                      809,861
                                                                 ---------------
                                                                      1,107,371
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
           400,000  Anadarko Petroleum Corp., 7.95%,
                    4/15/29                                             526,397
           750,000  Devon Energy Corp., 2.75%,
                    8/1/06                                              736,715
         1,200,000  Enterprise Products Operating LP,
                    4.95%, 6/1/10                                     1,200,661
           310,000  Nexen Inc., 5.875%, 3/10/35                         315,738
           620,000  XTO Energy Inc., 5.30%, 6/30/15                     635,830
                                                                 ---------------
                                                                      3,415,341
                                                                 ---------------
PHARMACEUTICALS - 0.1%
           350,000  Schering-Plough Corp., 5.55%,
                    9/1/05                                              369,802
                                                                 ---------------
ROAD & RAIL - 0.2%
           850,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                       982,093
            23,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                              30,315
           577,000  Norfolk Southern Corp., 5.64%,
                    5/17/29                                             605,477
                                                                 ---------------
                                                                      1,617,885
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.5%
         3,250,000  Countrywide Home Loans Inc.,
                    VRN, 3.60%, 9/27/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.12% with no caps                           3,250,650
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
           760,000  Vodafone Group plc, 5.00%,
                    9/15/15                                             774,883
                                                                 ---------------
TOTAL CORPORATE BONDS                                                70,474,099
(Cost $69,241,568)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 7.0%
             2,207  AQ Finance Net Interest Margin,
                    Series 2003 N11A, 7.14%,
                    11/25/33 (Acquired 9/18/03,
                    Cost $2,207)(6)                                       2,204
        17,191,723  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.96%, 9/1/05                                       430,704
         1,098,688  Bank of America Large Loan,
                    Series 2005 BOCA, Class A1, VRN,
                    3.692%, 9/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with no caps (Acquired
                    3/4/05, Cost $1,098,688)(6)                       1,099,429
         4,250,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class
                    2A5, VRN, 4.16%, 9/01/05(5)                       4,200,471
         3,000,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                         2,982,044

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

        19,000,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.97%, 9/1/05                              738,150
         4,403,236  Bear Stearns Commercial
                    Mortgage Securities, Series 2004
                    BA5A, Class A1, VRN, 3.70%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.13% with
                    no caps (Acquired 12/15/04, Cost
                    $4,403,236)(5)(6)                                 4,405,899
         1,885,610  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 3.70%, 9/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                           1,887,528
         8,727,696  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.15%,
                    9/1/05                                              304,396
         1,971,367  Commercial Mortgage Pass-
                    Through Certificates, Series 2004
                    HTL1, Class A1, VRN, 3.81%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.24% with
                    no caps                                           1,973,733
         2,638,036  Commercial Mortgage Pass-
                    Through Certificates, Series 2005
                    F10A, Class A1, VRN, 3.67%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05, Cost
                    $2,638,036)(6)                                    2,639,207
         3,100,000  FHLMC, Series 2005-2937, Class
                    KA, 4.50%, 12/15/14                               3,112,288
         1,192,742  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 4.04%, 9/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                           1,196,175
           528,656  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                       528,932
         3,600,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                   3,599,212
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                               3,040,784
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    4.65%, 7/30/30                                    3,112,118
         1,975,000  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    3.67%, 9/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $1,975,000)(6)                      1,973,148
           163,005  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                            164,896
         1,825,000  Morgan Stanley Capital I, Series
                    2005 XLF, Class A1, VRN, 3.68%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 8/10/05, Cost
                    $1,825,000)(6)                                    1,825,143
         1,795,870  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 3.58%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/24/05, Cost
                    $1,795,870)(6)                                    1,796,252
         2,300,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34(5)                  2,253,894
         2,000,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34(5)                  1,981,880
         3,100,000  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.20%,
                    9/1/05(5)                                         3,084,460
         1,425,000  Washington Mutual, Series 2005
                    AR11, Class A1C1, VRN, 3.84%,
                    9/25/05, resets monthly off the
                    1-month LIBOR plus 0.20% with
                    no caps                                           1,425,000
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                            49,757,947
(Cost $49,886,238)                                               ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(8) - 7.0%
         3,250,000  Alcon Capital Corp., 3.39%,
                    9/2/05 (Acquired 8/2/05, Cost
                    $3,240,819)(6)                                    3,249,685
         3,250,000  Allied Irish Banks N.A., 3.50%,
                    9/15/05 (Acquired 8/16/05, Cost
                    $3,240,521)(6)                                    3,245,525
         3,250,000  Alltel Corp., 3.52%, 9/21/05
                    (Acquired 8/25/05, Cost
                    $3,241,420)(6)                                    3,243,555
         3,250,000  Blue Ridge Asset Funding, 3.50%,
                    9/9/05 (Acquired 8/9/05, Cost
                    $3,240,205)(6)                                    3,247,420
         3,250,000  Cargill Inc., 3.46%, 9/12/05
                    (Acquired 8/16/05, Cost
                    $3,241,566)(6)                                    3,246,490
         3,250,000  Danske Corporation, 3.47%,
                    9/6/05                                            3,248,420
         3,500,000  Falcon Asset Security Corp.,
                    3.49%, 9/7/05 (Acquired 8/5/05,
                    Cost $3,488,803)(6)                               3,497,918
         3,250,000  HBOS Treasury Services plc,
                    3.50%, 9/12/05                                    3,246,519
         3,250,000  Lexington Parker Capital, 3.52%,
                    10/17/05 (Acquired 7/15/05, Cost
                    $3,220,129)(6)                                    3,234,416
         3,250,000  Old Line Funding Corp., 3.59%,
                    10/5/05 (Acquired 8/17/05, Cost
                    $3,234,119)(6)                                    3,238,846
         3,250,000  Paradigm Funding LLC, 3.67%,
                    10/25/05 (Acquired 8/23/05, Cost
                    $3,229,127)(6)                                    3,231,836
         3,500,000  Preferred Receivable Funding,
                    3.51%, 9/6/05 (Acquired 8/9/05,
                    Cost $3,490,445)(6)                               3,498,263
         3,250,000  Societe Generale North America,
                    3.47%, 9/2/05                                     3,249,684
         3,500,000  United Parcel Service Inc., 3.42%,
                    9/21/05                                           3,493,116
         3,500,000  Verizon Network Funding, 3.58%,
                    9/29/05                                           3,490,211
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               49,661,904
(Cost $49,663,930)                                               ---------------

ASSET-BACKED SECURITIES(3) - 6.9%
            92,744  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04, Cost
                    $92,496)(6)                                          92,220
         1,376,552  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    3.791%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps                                1,377,774
            54,657  AQ Finance Net Interest Margin,
                    Series 2004 RN4, Class A, 4.60%,
                    7/25/34 (Acquired 6/9/04, Cost
                    $54,615)(6)                                          54,510
            66,215  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04, Cost
                    $66,215)(6)                                          65,944
             5,593  Argent Net Interest Margin, Series
                    2004 WN2, Class A, 4.55%,
                    4/25/34 (Acquired 3/4/04, Cost
                    $5,593)(6)                                            5,593
            42,845  Argent Net Interest Margin, Series
                    2004 WN8, Class A, 4.70%,
                    7/25/34 (Acquired 6/18/04, Cost
                    $42,805)(6)                                          42,751
            66,769  Argent Net Interest Margin, Series
                    2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04, Cost
                    $66,767)(6)                                          66,717
            90,240  Argent Net Interest Margin, Series
                    2004 WN10, Class A, 4.21%,
                    11/25/34 (Acquired 10/19/04,
                    Cost $90,240)(6)                                     90,082
            62,456  Asset Backed Funding Corp. Net
                    Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                       62,113
         4,000,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 3.63%, 9/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no
                    caps(5)                                           4,005,544

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           386,668  Centex Home Equity, Series 2004
                    C, Class AF1, VRN, 2.82%, 9/1/05                    384,984
         3,800,000  CNH Equipment Trust, Series 2004
                    A, Class A3A, VRN, 3.64%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(5)                                        3,803,709
            78,365  Countrywide Asset-Backed
                    Certificates, Series 2004-5N, Class
                    N1, 5.50%, 10/25/35                                  78,107
           252,249  Countrywide Asset-Backed
                    Certificates, Series 2004-11, Class
                    A1, VRN, 3.83%, 9/26/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.19% with no caps                             252,434
            81,089  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04, Cost
                    $81,046)(6)                                          80,726
         1,961,829  Countrywide Asset-Backed
                    Certificates, Series 2004-13, Class
                    AV1, VRN, 3.78%, 9/26/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                           1,963,415
         6,357,459  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1, VRN, 3.76%, 9/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no
                    caps(5)                                           6,360,219
         2,150,000  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 3.80%, 9/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                           2,150,000
           600,456  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    3.62%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.16% with no caps                                  600,881
            75,912  Finance America Net Interest
                    Margin, Series 2004-1, Class A,
                    5.25%, 6/27/34                                       76,129
         1,348,749  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2004 FF11, Class 2A1, VRN,
                    3.79%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps                                1,349,539
         1,792,527  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 3.72%,
                    9/25/05, resets monthly off the
                    1-month LIBOR plus 0.08% with
                    no caps                                           1,793,793
         8,550,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1, Class
                    A, VRN, 3.61%, 9/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(5)                        8,560,072
            30,142  Fremont Net Interest Margin,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04, Cost
                    $30,142)(6)                                          30,088
         2,732,724  GE Corporate Aircraft Financing
                    LLC, Series 2004-1A, Class A1,
                    VRN, 3.73%, 9/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps
                    (Acquired 10/5/04, Cost
                    $2,732,724)(6)                                    2,731,440
            99,794  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04, Cost
                    $99,838)(6)                                          99,985
            86,281  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $86,468)(6)                            85,935
           334,155  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05, Cost
                    $334,155)(6)                                        333,876
             5,667  MASTR Net Interest Margin, Series
                    2004 CI3, Class N1, 4.45%,
                    2/26/34 (Acquired 5/18/04, Cost
                    $5,667)(6)                                            5,661
             4,887  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class
                    N1, 7.25%, 7/25/34                                    4,872
           362,522  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    3.83%, 9/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.19% with a cap of 11.00%                          362,785
         2,645,402  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    3.76%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                        2,647,548

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

            73,105  NovaStar Net Interest Margin,
                    Series 2004 N2, Class X, O and P,
                    4.46%, 6/26/34 (Acquired
                    7/20/04, Cost $73,105)(6)                            72,816
         1,904,611  Park Place Securities Inc., Series
                    2004 WHQ2, Class A3B, VRN,
                    3.80%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.16% with no caps                                1,905,929
         2,500,000  Popular ABS Mortgage Pass-
                    Through Trust, Series 2005-4,
                    Class AV1, VRN, 3.66%, 9/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with no caps                     2,500,001
         1,200,372  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 3.81%, 9/26/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%                                            1,201,301
           340,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                      334,672
         1,667,878  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 3.78%, 9/26/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                           1,669,085
            83,799  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired 8/5/04,
                    Cost $83,676)(6)                                     83,795
           122,506  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04, Cost
                    $122,774)(6)                                        121,925
            79,394  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost
                    $79,392)(6)                                          79,337
         2,056,807  SLM Student Loan Trust, Series
                    2005-2, Class A1, VRN, 3.63%,
                    10/25/05, resets quarterly off the
                    3-month LIBOR minus 0.02%
                    with no caps                                      2,057,287
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        49,645,594
(Cost $49,623,412)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 6.2%
         6,580,000  FHLB, 4.60%, 4/11/08(5)                           6,585,771
         5,900,000  FHLMC, 6.625%, 9/15/09                            6,447,685
         8,800,000  FHLMC, 7.00%, 3/15/10                             9,840,618
           900,000  FHLMC, 6.75%, 9/15/29                             1,175,723
         6,500,000  FNMA, 5.25%, 4/15/07(5)                           6,627,660
         1,900,000  FNMA, 6.625%, 10/15/07                            1,999,423
         7,900,000  FNMA, 5.75%, 2/15/08                              8,214,175
         3,000,000  FNMA, 6.125%, 3/15/12(5)                          3,338,238
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              44,229,293
(Cost $44,195,606)                                               ---------------

U.S. TREASURY SECURITIES - 4.9%
         1,400,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21                                          2,003,695
         6,740,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23(5)                                        8,353,921
         3,300,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(5)                                       4,146,915
         3,150,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31(5)                                        3,694,115
         6,111,600  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(5)                         6,106,112
         6,695,000  U.S. Treasury Notes, 4.25%,
                    8/15/14(5)                                        6,809,813

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         3,800,000  U.S. Treasury Notes, 4.125%,
                    5/15/15(5)                                        3,825,680
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       34,940,251
(Cost $33,370,408)                                               ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(9) - 1.3%
         4,100,000  FHLMC Discount Notes, 3.30%,
                    9/6/05(5)(8)                                      4,098,032
         3,500,000  FHLMC STRIPS - COUPON, 3.75%,
                    3/14/06(5)                                        3,427,739
         1,976,000  FNMA STRIPS - COUPON, 3.71%,
                    12/15/05                                          1,955,612
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES                   9,481,383
(Cost $9,484,609)                                                ---------------

MUNICIPAL SECURITIES - 1.2%
         3,000,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(5)                     3,679,560
         3,000,000  Gulf Gate Apartments Rev., VRDN,
                    3.60%, 9/1/05 (Acquired
                    9/29/03-11/10/03, Cost
                    $3,000,000)(5)(6)                                 3,000,000
           800,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                       824,688
         1,150,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 3.60%, 9/7/05
                    (LOC: Keybank N.A.)                               1,150,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            8,654,248
(Cost $8,604,045)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.0%
         5,261,000  German Federal Republic, 2.50%,
                    3/23/07                                           6,519,828
           970,000  Republic of Italy, 4.00%, 6/16/08                   968,059
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                7,487,887
(Cost $7,781,976)                                                ---------------

CERTIFICATES OF DEPOSIT - 0.5%
         3,250,000  Canadian Imperial Bank of
                    Commerce, 3.50%, 9/16/05                          3,249,818
                                                                 ---------------
(Cost $3,250,000)

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(9) - 0.4%
         3,000,000  STRIPS - PRINCIPAL, 3.11%,
                    11/15/05                                          2,978,631
                                                                 ---------------
(Cost $2,981,320)

TEMPORARY CASH INVESTMENTS - 1.9%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.25%, 5/15/16 - 8/15/22, valued
at $14,066,562), in a joint trading account at
3.49%, dated 8/31/05, due 9/1/05 (Delivery
value $13,801,338)(5)                                                13,800,000
                                                                 ---------------
(Cost $13,800,000)

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 110.9%                                792,899,943
                                                                 ---------------
(COST $741,181,754)
OTHER ASSETS AND LIABILITIES - (10.9)%                              (78,223,194)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $714,676,749
                                                                 ===============

FUTURES CONTRACTS*

                          Expiration          Underlying Face       Unrealized
Contracts Purchased          Date             Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
30 U.S. Treasury
10-Year Notes            December 2005          $ 3,362,344         $  33,683
                                              ==================================

                          Expiration          Underlying Face       Unrealized
Contracts Sold               Date             Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
187 U.S. Treasury
2-Year Notes             December 2005          $38,726,531         $(143,593)
70 U.S. Treasury
5-Year Notes             December 2005            7,586,250           (60,314)
                                              ----------------------------------
                                                $46,312,781         $(203,907)
                                              ==================================

* FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
BOCA = Boca Raton
EAFE = Europe, Australasia, and Far East
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
(4) Forward commitment.
(5) Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, and/or futures contract.
(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at August 31, 2005, was
    $62,382,820, which represented 8.7% of net assets.
(7) When-issued security.
(8) The rate indicated is the yield to maturity at purchase.
(9) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                $ 747,681,062
                                               =============
Gross tax appreciation of investments          $  51,467,512
Gross tax depreciation of investments             (6,248,631)
                                               -------------
Net tax appreciation of investments            $  45,218,881
                                               =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: MODERATE FUND
AUGUST 31, 2005
[american century logo and text logo]

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 65.0%
AEROSPACE & DEFENSE - 1.1%
            24,400  Aviall Inc.(1)                               $      829,844
             2,532  Boeing Co.                                          169,695
            78,800  Goodrich Corporation                              3,610,616
            49,900  Honeywell International Inc.                      1,910,172
            18,014  Lockheed Martin Corp.                             1,121,191
            39,100  Northrop Grumman Corp.                            2,193,119
            33,100  Precision Castparts Corp.                         3,200,108
            77,100  Rockwell Collins                                  3,710,823
            54,300  United Technologies Corp.                         2,715,000
                                                                 ---------------
                                                                     19,460,568
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
            22,690  Deutsche Post AG ORD                                572,147
             2,273  FedEx Corporation                                   185,113
            63,949  United Parcel Service, Inc. Cl B                  4,533,344
                                                                 ---------------
                                                                      5,290,604
                                                                 ---------------
AIRLINES - 0.2%
         1,076,000  AirAsia BHD ORD(1)                                  442,153
            38,380  Ryanair Holdings plc ADR(1)                       1,757,420
            54,063  Southwest Airlines Co.                              720,119
                                                                 ---------------
                                                                      2,919,692
                                                                 ---------------
APPLICATION SOFTWARE - 0.3%
            62,200  Cerner Corporation(1)                             4,898,872
                                                                 ---------------
AUTO COMPONENTS - 0.5%
            37,700  AAPICO Hitech Public Company
                    Limited ORD                                          25,575
            26,810  Continental AG ORD                                2,121,707
            46,900  Cooper Tire & Rubber                                792,610
           176,794  Goodyear Tire & Rubber Co. (The)(1)               2,970,139
            21,500  Lear Corporation                                    810,550
            56,666  TRW Automotive Holdings Corp.(1)                  1,663,147
                                                                 ---------------
                                                                      8,383,728
                                                                 ---------------
AUTOMOBILES - 0.4%
             8,000  Bajaj Auto Ltd. ORD                                 256,872
         1,798,000  Denway Motors Ltd. ORD                              659,367
           124,308  Ford Motor Company                                1,239,351
            26,900  General Motors Corp.                                919,711
            36,600  Honda Motor Co., Ltd. ORD                         1,958,440
            17,000  Toyota Motor Corp. ADR                            1,393,660
            21,300  Toyota Motor Corp. ORD                              866,362
                                                                 ---------------
                                                                      7,293,763
                                                                 ---------------
BEVERAGES - 1.2%
            47,500  Anheuser-Busch Companies, Inc.                    2,104,725

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            49,400  Coca-Cola Company (The)                           2,173,600
            49,250  Coca-Cola Enterprises                             1,100,738
           134,220  Diageo plc ORD                                    1,916,470
            26,629  Efes Breweries International
                    N.V. GDR(1)                                       1,051,846
            17,043  Molson Coors Brewing Co.                          1,092,627
           150,461  Pepsi Bottling Group Inc.                         4,435,590
            86,302  PepsiAmericas Inc.                                2,176,536
            94,700  PepsiCo, Inc.                                     5,194,295
             5,690  Pernod-Ricard SA ORD                                987,639
                                                                 ---------------
                                                                     22,234,066
                                                                 ---------------
BIOTECHNOLOGY - 1.1%
           140,400  Amgen Inc.(1)                                    11,217,960
            48,119  Applera Corporation-Applied
                    Biosystems Group                                  1,034,559
            19,500  Celgene Corp.(1)                                    978,900
            18,400  Charles River Laboratories(1)                       935,088
            11,500  Genentech, Inc.(1)                                1,080,310
            31,500  Genzyme Corp.(1)                                  2,241,855
            28,597  Gilead Sciences, Inc.(1)                          1,229,671
             9,700  Invitrogen Corp.(1)                                 821,881
            30,900  Protein Design Labs, Inc.(1)                        826,266
                                                                 ---------------
                                                                     20,366,490
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            63,100  Daikin Industries Ltd. ORD                        1,685,366
            29,500  Masco Corp.                                         905,060
             6,968  USG Corp.(1)                                        437,939
                                                                 ---------------
                                                                      3,028,365
                                                                 ---------------
CAPITAL MARKETS - 1.2%
            47,100  Bank of New York Co., Inc. (The)                  1,439,847
             6,917  Edwards (A.G.), Inc.                                312,718
            28,338  Franklin Resources, Inc.                          2,279,509
            30,400  Investment Technology Group Inc.(1)                 834,480
            44,460  Man Group plc ORD                                 1,318,545
            73,400  Merrill Lynch & Co., Inc.                         4,195,544
            95,067  Morgan Stanley                                    4,836,058
            47,800  Northern Trust Corp.                              2,382,352
            61,100  Schwab (Charles) Corp.                              826,683
            31,337  UBS AG ORD                                        2,563,936
                                                                 ---------------
                                                                     20,989,672
                                                                 ---------------
CHEMICALS - 1.2%
            25,650  BASF AG ORD                                       1,797,013
            62,500  du Pont (E.I.) de Nemours & Co.                   2,473,125
            33,452  Eastman Chemical Company                          1,604,692
            40,588  Ecolab Inc.                                       1,339,404
            47,226  FMC Corp.(1)                                      2,689,993
            24,700  International Flavors & Fragrances
                    Inc.                                                891,670
            21,161  Minerals Technologies Inc.                        1,289,763
            88,133  Monsanto Co.                                      5,626,411

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            31,000  PPG Industries, Inc.                              1,952,380
            38,700  Shin-Etsu Chemical Co., Ltd. ORD                  1,560,103
           180,000  Toray Industries Inc. ORD                           821,621
                                                                 ---------------
                                                                     22,046,175
                                                                 ---------------
COMMERCIAL BANKS - 4.7%
           166,706  Anglo Irish Bank Corporation ORD                  2,249,886
           107,260  Banco Popolare di Verona e
                    Novara Scrl ORD                                   1,927,921
           166,350  Banco Popular Espanol SA ORD                      2,035,759
           119,033  Bank Leumi Le-Israel BM ORD                         352,138
           427,792  Bank of America Corp.                            18,407,889
           120,350  Bank of Ireland ORD                               1,907,837
           139,000  Bank of Yokohama Ltd. (The) ORD                     890,776
            15,500  BB&T Corporation                                    628,835
            22,433  BRE Bank SA ORD(1)                                  965,780
            31,997  Comerica Inc.                                     1,935,499
           335,000  Commerce Asset Holdings Bhd ORD                     492,908
            14,190  Commonwealth Bank of Australia
                    ORD                                                 400,073
           300,645  Denizbank AS ORD(1)                               1,374,186
           183,610  DnB NOR ASA ORD                                   1,936,207
            42,245  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                 2,342,594
            15,100  Fifth Third Bancorp                                 625,291
            12,090  HSBC Holdings plc ORD                               194,642
            28,240  KBC Groupe ORD                                    2,341,132
            27,681  Kookmin Bank ADR(1)                               1,402,873
                80  Mitsubishi Tokyo Financial Group,
                    Inc. ORD                                            817,102
            50,300  National Australia Bank Ltd. ORD                  1,187,233
            71,970  National Bank of Greece SA ORD                    2,674,228
           139,445  National City Corp.                               5,107,869
            30,300  PNC Financial Services Group                      1,703,769
           108,011  Royal Bank of Scotland Group plc
                    ORD                                               3,156,535
             1,205  Sberbank RF ORD                                   1,072,450
            62,290  Shinhan Financial Group Co., Ltd.
                    ORD                                               1,830,996
            24,050  Societe Generale Cl A ORD                         2,597,546
            41,400  SunTrust Banks, Inc.                              2,909,592
            42,300  Synovus Financial Corp.                           1,216,971
           104,900  U.S. Bancorp                                      3,065,178
            11,391  Unibanco-Uniao de Bancos
                    Brasileiros SA GDR                                  509,406
           106,770  United Mizrahi Bank Ltd. ORD(1)                     546,862
            87,399  Wachovia Corp.                                    4,336,738
           150,113  Wells Fargo & Co.                                 8,949,736
                                                                 ---------------
                                                                     84,094,437
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
            33,900  Administaff, Inc.                                 1,219,383
             1,872  Asset Acceptance Capital Corp.(1)                    54,045
            15,100  Avery Dennison Corp.                                806,944
           101,599  Cendant Corporation                               2,066,524
            13,308  Deluxe Corp.                                        528,860
            26,633  Equifax Inc.                                        879,954
         1,838,000  GST Holdings Ltd. ORD(1)                            338,200
            52,487  John H. Harland Company                           2,201,830
            25,400  Monster Worldwide Inc.(1)                           793,496
            28,678  PHH Corp.(1)                                        867,223
            33,300  R.R. Donnelley & Sons Company                     1,244,088

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            66,863  Republic Services, Inc. Cl A                      2,422,446
           120,871  Waste Management, Inc.                            3,315,491
                                                                 ---------------
                                                                     16,738,484
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
            43,773  ADC Telecommunications, Inc.(1)                     916,607
            73,600  Adtran, Inc.                                      1,900,352
           151,100  Arris Group Inc.(1)                               1,585,039
            46,500  Avaya Inc.(1)                                       474,300
           131,200  Cisco Systems Inc.(1)                             2,311,744
           697,100  Compal Communications Inc. ORD                    2,054,050
           240,200  Corning Inc.(1)                                   4,794,392
         1,984,000  Foxconn International Holdings
                    Ltd. ORD(1)                                       1,723,208
            34,311  Harris Corp.                                      1,324,748
           188,440  Motorola, Inc.                                    4,123,067
            22,215  Nice Systems Ltd. ADR(1)                            960,577
            29,300  Nokia Oyj ADR                                       462,061
            31,460  Nokia Oyj ORD                                       492,119
           152,000  Powerwave Technologies Inc.(1)                    1,592,960
            60,600  QUALCOMM Inc.                                     2,406,426
            50,400  Scientific-Atlanta, Inc.                          1,928,304
                                                                 ---------------
                                                                     29,049,954
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.5%
            77,068  Apple Computer, Inc.(1)                           3,616,801
           741,000  Compal Electronics Inc. ORD                         737,606
           129,121  Dell Inc.(1)                                      4,596,708
            13,900  Diebold, Inc.                                       667,200
           224,500  EMC Corp.(1)                                      2,887,070
             5,133  Emulex Corp.(1)                                     110,616
           127,200  Hewlett-Packard Co.                               3,531,072
            42,018  Intergraph Corp.(1)                               1,714,755
            80,650  International Business Machines
                    Corp.                                             6,502,003
             9,200  Lexmark International, Inc.(1)                      579,416
            20,700  SanDisk Corp.(1)                                    803,781
             8,852  Western Digital Corp.(1)                            122,600
           761,000  Wistron Corp. ORD(1)                                713,365
                                                                 ---------------
                                                                     26,582,993
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.7%
         3,286,032  Empresas ICA Sociedad
                    Controladora SA de CV ORD(1)                      1,313,680
            25,172  Grupo Ferrovial SA ORD                            1,947,051
            56,700  Hyundai Engineering &
                    Construction ORD(1)                               1,710,540
             6,459  McDermott International, Inc.(1)                    223,158
           264,900  Quanta Services, Inc.(1)                          3,178,799
           362,000  Taisei Corp. ORD                                  1,315,352
            25,826  Vinci SA ORD                                      2,293,938
                                                                 ---------------
                                                                     11,982,518
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.2%
            17,100  Cemex SA de CV ADR                                  815,157

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            49,315  Cimsa Cimento Sanayi VE Tica ORD                    295,047
             8,300  Eagle Materials Inc.                                934,912
            18,150  Lafarge SA ORD                                    1,680,426
             7,900  Pretoria Portland Cement Co. Ltd.
                    ORD                                                 321,576
                                                                 ---------------
                                                                      4,047,118
                                                                 ---------------
CONSUMER FINANCE - 1.0%
           166,101  American Express Co.                              9,175,418
            46,978  Capital One Financial Corp.                       3,863,471
            12,667  CompuCredit Corp.(1)                                530,241
            11,900  ORIX Corporation ORD                              1,965,138
            23,640  Takefuji Corp. ORD                                1,651,712
            13,231  WFS Financial Inc.(1)                               885,419
                                                                 ---------------
                                                                     18,071,399
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
           300,620  Amcor Limited ORD                                 1,495,708
            38,400  Bemis Co.                                         1,004,160
            13,732  Greif, Inc. Cl A                                    808,128
            19,609  Silgan Holdings Inc.                              1,180,854
                                                                 ---------------
                                                                      4,488,850
                                                                 ---------------
DIVERSIFIED - 0.3%
             4,100  iShares Russell 1000 Growth
                    Index Fund                                          203,852
            46,034  Standard and Poor's 500
                    Depositary Receipt                                5,636,863
                                                                 ---------------
                                                                      5,840,715
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
            69,300  Weight Watchers International, Inc.(1)            3,923,073
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
           214,800  Citigroup Inc.                                    9,401,796
            69,660  ING Groep N.V. ORD                                2,022,935
           112,300  J.P. Morgan Chase & Co.                           3,805,847
            25,871  Moody's Corp.                                     1,270,525
            45,700  Nasdaq Stock Market, Inc. (The)(1)                1,073,950
                                                                 ---------------
                                                                     17,575,053
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
             7,042  ALLTEL Corp.                                        436,534
            47,092  AT&T Corp.                                          926,771
           108,120  BellSouth Corp.                                   2,842,475
             3,006  CenturyTel Inc.                                     107,915
            14,801  Commonwealth Telephone
                    Enterprise Inc.                                     595,592
            93,970  Deutsche Telekom ORD                              1,785,262
            76,560  France Telecom SA ORD                             2,305,482
            56,980  Hellenic Telecommunications
                    Organization SA ORD(1)                            1,180,929
           154,372  SBC Communications Inc.                           3,717,277
            81,725  Telecom Argentina SA ADR(1)                         980,700

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

           157,793  Telefonica SA ORD                                 2,604,569
           905,500  Telekom Malaysia Bhd ORD                          2,496,607
           228,130  Telenor ASA ORD                                   2,092,673
            78,484  Telkom SA Ltd. ORD                                1,569,680
           140,758  Verizon Communications                            4,604,193
           195,811  VolgaTelecom ORD                                    789,118
                                                                 ---------------
                                                                     29,035,777
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
             1,937  Allegheny Energy, Inc.(1)                            58,420
            16,270  E.On AG ORD                                       1,552,529
           390,308  Empresa Nacional de Electricidad
                    SA ORD                                              341,587
            14,016  Entergy Corp.                                     1,049,939
            50,400  Exelon Corporation                                2,716,056
            14,900  FPL Group, Inc.                                     642,041
            10,485  IDACORP, Inc.                                       321,890
            71,200  PPL Corporation                                   2,275,552
            46,819  TXU Corp.                                         4,542,379
                                                                 ---------------
                                                                     13,500,393
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.2%
            26,500  Emerson Electric Co.                              1,782,919
            16,990  Schneider Electric SA ORD                         1,336,182
           852,000  Shanghai Electric Group Corp. Cl
                    H ORD(1)                                            263,114
            43,800  Vestas Wind Systems AS ORD(1)                       912,757
                                                                 ---------------
                                                                      4,294,972
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
           791,058  AAC Acoustic Technology Holdings
                    Inc. ORD(1)                                         335,904
            50,500  Agilent Technologies, Inc.(1)                     1,624,080
               754  Amphenol Corp. Cl A                                  31,977
            25,163  Arrow Electronics, Inc.(1)                          750,361
            40,543  AVX Corporation                                     538,816
           757,528  Chi Mei Optoelectronics Corp. ORD                   947,199
             7,400  Hoya Corp. ORD                                      963,836
            70,538  Itron Inc.(1)                                     3,263,794
             3,300  Keyence Corp. ORD                                   773,733
            22,477  Lipman Electronic Engineering
                    Ltd. ORD(1)                                         721,511
            34,500  Murata Manufacturing Co. Ltd. ORD                 1,799,295
            15,100  Omron Corp. ORD                                     334,388
           819,376  Wintek Corp. ORD                                  1,183,404
                                                                 ---------------
                                                                     13,268,298
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.3%
            31,252  Cal Dive International Inc.(1)                    1,952,000
            86,300  Helmerich & Payne, Inc.                           5,127,946
            75,700  National Oilwell Varco, Inc.(1)                   4,860,697
           106,200  Patterson-UTI Energy Inc.                         3,612,924
            73,450  Saipem SpA ORD                                    1,236,848
            25,500  Schlumberger Ltd.                                 2,198,865
           253,200  Scomi Group Berhad ORD                               90,620
            28,200  Tenaris SA ADR                                    3,228,336

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

             5,843  Veritas DGC Inc.(1)                                 187,911
                                                                 ---------------
                                                                     22,496,147
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.8%
            32,231  7-Eleven, Inc.(1)                                   913,427
             4,573  BJ's Wholesale Club Inc.(1)                         130,559
           372,416  Centros Comerciales
                    Sudamericanos SA ORD                                747,920
           234,600  CVS Corp.                                         6,890,201
            76,610  Frutarom Industries ORD(1)                          602,110
            84,000  FU JI Food and Catering Services
                    Holdings Ltd. ORD(1)                                 82,686
            85,400  Kroger Co. (The)(1)                               1,685,796
            20,887  Longs Drug Stores Corp.                             885,609
            18,190  Metro AG ORD                                        920,717
             6,703  Performance Food Group Co.(1)                       207,592
           117,477  Pyaterochka Holding N.V. GDR(1)                   1,936,021
             7,200  Shinsegae Co. Ltd. ORD                            2,565,461
            24,135  Shoppers Drug Mart Corporation ORD                  848,102
             6,906  Supervalu Inc.                                      240,329
           428,530  Tesco plc ORD                                     2,520,527
           652,021  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                      2,840,620
           109,900  Wal-Mart Stores, Inc.                             4,941,104
            26,700  Whole Foods Market, Inc.                          3,451,242
                                                                 ---------------
                                                                     32,410,023
                                                                 ---------------
FOOD PRODUCTS - 2.0%
            93,000  Ajinomoto Co. Inc. ORD                              976,780
           114,875  Archer-Daniels-Midland Co.                        2,585,836
             7,100  Campbell Soup Company                               208,740
            45,638  Chiquita Brands International Inc.                1,150,078
            45,700  ConAgra Foods, Inc.                               1,043,331
            18,885  Delta and Pine Land Company                         484,023
            25,900  General Mills, Inc.                               1,194,508
            29,695  Gold Kist Inc.(1)                                   548,764
            37,000  H.J. Heinz Company                                1,329,040
            68,300  Kellogg Co.                                       3,096,039
           138,400  Kraft Foods Inc. Cl A                             4,290,400
             9,190  Nestle SA ORD                                     2,579,649
             7,600  Orion Corp. ORD                                   1,072,907
           422,000  Petra Foods Ltd. ORD                                245,859
           128,558  Pilgrim's Pride Corp.                             4,358,115
            44,280  Royal Numico N.V. ORD(1)                          1,835,981
            47,100  Sara Lee Corp.                                      894,900
               325  Seaboard Corp.                                      417,300
            26,800  Tata TEA Ltd. ORD                                   499,140
            48,900  Unilever N.V. New York Shares                     3,383,880
           225,390  Unilever plc ORD                                  2,265,370
            31,879  Wimm-Bill-Dann Foods OJSC ADR(1)                    559,795
                                                                 ---------------
                                                                     35,020,435
                                                                 ---------------
GAS UTILITIES - 0.4%
             7,046  Gaz de France ORD(1)                                235,561
           498,000  Osaka Gas Co. Ltd. ORD                            1,593,456

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

           129,444  UGI Corp.                                         3,579,127
            26,600  WGL Holdings Inc.                                   874,342
                                                                 ---------------
                                                                      6,282,486
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
            31,000  Baxter International, Inc.                        1,250,230
            39,800  Beckman Coulter Inc.                              2,220,442
           116,101  Becton Dickinson & Co.                            6,110,395
            38,279  China Medical Technologies Inc.
                    ADR(1)                                              775,150
            33,078  Edwards Lifesciences
                    Corporation(1)                                    1,455,432
            19,170  Essilor International SA Cie
                    Generale D'Optique ORD                            1,495,804
            54,832  Hospira Inc.(1)                                   2,184,507
             1,310  Kinetic Concepts Inc.(1)                             71,788
            19,700  Kyphon Inc.(1)                                      872,513
            34,259  Medtronic, Inc.                                   1,952,763
           148,880  Smith & Nephew plc ORD                            1,427,932
            47,800  St. Jude Medical, Inc.(1)                         2,194,020
                                                                 ---------------
                                                                     22,010,976
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.2%
            22,354  Aetna Inc.                                        1,780,943
            41,067  AmerisourceBergen Corp.                           3,066,473
            75,752  Cardinal Health, Inc.                             4,515,577
            38,700  Caremark Rx Inc.(1)                               1,808,451
            27,900  CIGNA Corp.                                       3,217,428
            31,730  Covance Inc.(1)                                   1,659,479
            20,400  Fresenius Medical Care AG ORD                     1,849,735
            17,400  HCA Inc.                                            857,820
            35,300  Health Net Inc.(1)                                1,627,683
            19,521  Henry Schein, Inc.(1)                               813,830
            33,900  Humana Inc.(1)                                    1,632,624
            16,711  Kindred Healthcare Inc.(1)                          511,357
           106,761  McKesson Corp.                                    4,982,536
            62,900  Omnicare, Inc.                                    3,305,395
            57,700  Pharmaceutical Product
                    Development, Inc.(1)                              3,246,779
            31,482  UnitedHealth Group Incorporated                   1,621,323
            17,400  Universal Health Services, Inc. Cl B                889,314
            23,600  WellPoint Inc.(1)                                 1,752,300
                                                                 ---------------
                                                                     39,139,047
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.3%
            39,450  Accor SA ORD                                      2,080,535
            23,200  Aztar Corp.(1)                                      774,880
             8,200  Brinker International, Inc.(1)                      304,630
            28,400  Carnival Corporation                              1,401,256
            26,081  Ctrip.com International, Ltd. ADR                 1,475,924
            44,098  Darden Restaurants, Inc.                          1,385,118
            55,950  Greek Organization of Football
                    Prognostics SA ORD                                1,776,645
            52,100  Harrah's Entertainment, Inc.                      3,624,075
            73,500  McDonald's Corporation                            2,385,075
            18,200  Outback Steakhouse, Inc.                            757,302
            22,600  Penn National Gaming Inc.(1)                        770,208
         7,122,000  Regal Hotels International
                    Holdings Ltd. ORD                                   696,479

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            23,180  Royal Caribbean Cruises Ltd.                        990,250
             1,488  Shreveport Gaming Holdings Inc.(1)                   26,457
            22,600  Speedway Motorsports Inc.                           850,212
            46,000  Station Casinos Inc.                              3,073,720
               126  Trump Entertainment Resorts, Inc.(1)                  2,306
                                                                 ---------------
                                                                     22,375,072
                                                                 ---------------
HOUSEHOLD DURABLES - 1.2%
            51,227  Black & Decker Corporation                        4,369,662
            91,560  Corporacion GEO, SA de CV,
                    Series B ORD(1)                                     254,523
            56,665  Humax Co. Ltd. ORD                                1,090,344
            51,750  Jarden Corp.(1)                                   2,053,958
            38,900  KB Home                                           2,884,824
           126,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                          2,192,344
            50,100  Newell Rubbermaid Inc.                            1,173,843
            27,300  Pulte Homes Inc.                                  2,353,260
         1,451,000  Taiwan Kolin Co. Ltd. ORD(1)                        369,950
            32,600  Toll Brothers Inc.(1)                             1,566,430
           325,310  Urbi Desarrollos Urbanos SA de
                    CV ORD(1)                                         2,056,627
             4,300  Whirlpool Corp.                                     327,015
                                                                 ---------------
                                                                     20,692,780
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
            18,279  Clorox Company                                    1,052,322
            17,603  Energizer Holdings Inc.(1)                        1,142,435
            57,637  Kimberly-Clark Corp.                              3,591,938
           202,262  Kimberly-Clark de Mexico SA de
                    CV Cl A ORD                                         665,118
            89,900  Procter & Gamble Co. (The)                        4,987,651
            81,973  Reckitt Benckiser plc ORD                         2,535,991
                                                                 ---------------
                                                                     13,975,455
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
           260,500  General Electric Co.                              8,755,405
            31,800  Textron Inc.                                      2,267,340
            68,600  Tyco International Ltd.                           1,909,138
                                                                 ---------------
                                                                     12,931,883
                                                                 ---------------
INSURANCE - 2.8%
           115,740  Aegon N.V. ORD                                    1,623,439
            42,000  Allstate Corp.                                    2,360,820
            12,800  Ambac Financial Group, Inc.                         877,824
           117,500  American International Group, Inc.                6,956,000
            14,172  Arch Capital Group Ltd.(1)                          615,773
            79,643  Axa SA ORD                                        2,116,339
            45,975  Axis Capital Holdings Limited                     1,298,794
           103,627  Berkley (W.R.) Corp.                              3,677,722
                25  Berkshire Hathaway Inc. Cl A(1)                   2,078,750
            31,889  Chubb Corp.                                       2,773,067
            89,656  Endurance Specialty Holdings Ltd.                 3,290,375
            72,164  First American Financial Corp. (The)              3,002,744
            27,300  Hartford Financial Services Group
                    Inc. (The)                                        1,994,265

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            21,987  HCC Insurance Holdings, Inc.                        585,954
            20,500  Jefferson-Pilot Corp.                             1,019,465
           789,270  Legal & General Group plc ORD                     1,583,016
            24,590  Loews Corp.                                       2,156,297
           106,300  Marsh & McLennan Companies, Inc.                  2,981,715
               610  MetLife, Inc.                                        29,878
            14,442  Protective Life Corporation                         592,555
            49,815  Prudential Financial Inc.                         3,206,592
           123,650  QBE Insurance Group Limited ORD                   1,593,952
            10,620  Swiss Life Holding ORD                            1,482,904
            23,600  Torchmark Corp.                                   1,244,664
            17,460  Zenith National Insurance Corp.                   1,102,599
                                                                 ---------------
                                                                     50,245,503
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
            11,043  CJ Home Shopping ORD                                920,428
            79,300  eBay Inc.(1)                                      3,210,857
                                                                 ---------------
                                                                      4,131,285
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.4%
            12,300  Digital River Inc.(1)                               467,154
            18,838  Earthlink Inc.(1)                                   183,859
            10,900  Google Inc. Cl A(1)                               3,117,400
            11,800  Netease.com ADR(1)                                  857,506
            76,022  Yahoo! Inc.(1)                                    2,534,573
                                                                 ---------------
                                                                      7,160,492
                                                                 ---------------
IT SERVICES - 0.7%
           109,792  Accenture Ltd. Cl A(1)                            2,678,925
            19,468  Alliance Data Systems Corp.(1)                      819,019
            81,352  Computer Sciences Corp.(1)                        3,624,231
            10,944  DST Systems, Inc.(1)                                587,693
            27,500  Fiserv, Inc.(1)                                   1,233,925
           136,950  HCL Technologies Ltd. ORD                         1,410,562
            60,600  Paychex, Inc.                                     2,068,278
            15,770  Tata Consultancy Services Ltd. ORD                  503,583
                                                                 ---------------
                                                                     12,926,216
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
            44,600  Fuji Photo Film Co. Ltd. ORD                      1,435,134
           140,450  Largan Precision Co. Ltd. ORD                       952,058
                                                                 ---------------
                                                                      2,387,192
                                                                 ---------------
MACHINERY - 0.6%
            50,624  Cummins Inc.                                      4,377,458
             4,024  Danaher Corp.                                       215,525
            18,300  Deere & Co.                                       1,196,454
            39,412  Dover Corp.                                       1,604,068
            18,000  Ingersoll-Rand Company                            1,433,160
            72,000  Komatsu Ltd. ORD                                    797,216

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            19,400  Parker-Hannifin Corp.                             1,250,136
             2,311  Toro Co. (The)                                       89,736
                                                                 ---------------
                                                                     10,963,753
                                                                 ---------------
MEDIA - 1.9%
             2,520  Dex Media Inc.                                       64,260
           181,960  Disney (Walt) Co.                                 4,583,572
            28,300  Gannett Co., Inc.                                 2,057,976
            16,477  Getty Images Inc.(1)                              1,410,266
            12,075  John Wiley & Sons Inc. Cl A                         527,074
            19,000  New York Times Co. (The) Cl A                       606,670
           121,100  News Corp.                                        1,963,031
           134,950  Reed Elsevier plc ORD                             1,265,132
            25,564  Regal Entertainment Group                           499,776
            44,020  Thomson Corp. ORD                                 1,633,682
           443,054  Time Warner Inc.                                  7,939,529
            10,100  Tribune Co.                                         379,457
            50,667  TVN SA ORD(1)                                       783,711
            42,700  Univision Communications Inc. Cl
                    A(1)                                              1,148,630
             2,682  Valassis Communications, Inc.(1)                    105,751
           189,815  Viacom, Inc. Cl B                                 6,451,812
            59,800  Vivendi Universal SA ORD                          1,878,980
            70,130  WPP Group plc ORD                                   724,466
                                                                 ---------------
                                                                     34,023,775
                                                                 ---------------
METALS & MINING - 1.3%
            63,900  Alcoa Inc.                                        1,711,881
            55,605  Anglo American plc ORD                            1,413,021
            38,588  Anglo Platinum Ltd. ORD                           1,879,463
           187,149  BHP Billiton Limited ORD                          2,886,543
            61,061  Compania de Minas Buenaventura
                    SAu ADR                                           1,514,923
            21,802  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                     919,390
           538,011  Grupo Mexico SA de CV ORD                           945,871
            28,397  Impala Platinum Holdings Limited
                    ORD                                               2,984,514
            63,241  Kumba Resources Ltd. ORD                            803,533
            16,300  Newmont Mining Corporation                          645,154
            24,905  Nucor Corp.                                       1,406,634
            44,268  Phelps Dodge Corp.                                4,760,138
             6,201  Quanex Corporation                                  381,424
            15,100  Titanium Metals Corp.(1)                            999,167
                                                                 ---------------
                                                                     23,251,656
                                                                 ---------------
MULTI-UTILITIES - 0.3%
           115,721  AES Corporation (The)(1)                          1,821,448
             9,645  Constellation Energy Group Inc.                     566,644
             8,200  Dominion Resources Inc.                             627,136
            97,578  National Grid Transco plc ORD                       921,813
            49,100  NiSource Inc.                                     1,185,274
             4,820  Veolia Environnement ORD(1)                         196,522
            20,600  Wisconsin Energy Corp.                              806,902
                                                                 ---------------
                                                                      6,125,739
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

MULTILINE RETAIL - 1.2%
           257,594  Comercial Siglo XXI SA ORD(1)                       716,659
           119,800  Dollar General Corp.                              2,283,388
            86,500  Family Dollar Stores, Inc.                        1,719,620
            59,451  Federated Department Stores, Inc.                 4,100,931
            54,700  Kohl's Corp.(1)                                   2,869,015
           936,000  Lifestyle International Holdings
                    Ltd. ORD                                          1,517,535
            13,168  Lojas Renner SA ORD(1)                              279,160
            80,060  Next plc ORD                                      2,176,589
            17,100  Pantaloon Retail India Ltd. ORD                     605,210
            16,970  Pinault-Printemps-Redoute ORD                     1,819,255
             2,437  Sears Holdings Corp.(1)                             331,091
            50,300  Target Corporation                                2,703,625
                                                                 ---------------
                                                                     21,122,078
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            92,300  Xerox Corp.(1)                                    1,237,743
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.2%
            28,600  Anadarko Petroleum Corp.                          2,598,882
            53,600  Apache Corp.                                      3,838,832
           168,010  BG Group plc ORD                                  1,512,970
            29,600  BP plc ADR                                        2,024,048
           461,170  BP plc ORD                                        5,254,577
           112,776  Chevron Corp.                                     6,924,445
         3,930,000  China Petroleum & Chemical Corp.
                    Cl H ORD                                          1,719,348
            81,548  ConocoPhillips                                    5,377,275
            64,150  ENI SpA ORD                                       1,899,328
           386,032  Exxon Mobil Corp.                                23,123,316
            53,191  LUKOIL ORD                                        2,585,083
            32,765  Marathon Oil Corp.                                2,107,117
            58,298  NovaTek OAO GDR(1)                                1,282,556
            10,849  OAO Gazprom ADR(1)                                  534,856
            35,000  Peabody Energy Corp.                              2,508,450
            27,718  Petroleo Brasileiro SA ADR                        1,734,038
            15,698  Premcor Inc.                                      1,464,514
            31,700  Reliance Industries Ltd. ORD                        518,109
            99,300  Royal Dutch Shell plc ADR                         6,450,528
         1,560,000  Sinopec Zhenhai Refining &
                    Chemical Co. Ltd. Cl H ORD                        1,696,187
            67,700  Southwestern Energy Company(1)                    3,919,830
            91,592  Sunoco, Inc.                                      6,658,737
            20,870  Total SA ORD                                      5,486,531
            12,820  Valero Energy Corp.                               1,226,204
                                                                 ---------------
                                                                     92,445,761
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
            40,124  Louisiana-Pacific Corp.                           1,014,736
            31,917  Potlatch Corp.                                    1,723,518
            46,700  Weyerhaeuser Co.                                  3,036,434
                                                                 ---------------
                                                                      5,774,688
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

PERSONAL PRODUCTS - 0.2%
             1,700  Amorepacific Corp. ORD                              458,615
             7,900  Avon Products, Inc.                                 259,278
            55,500  Gillette Company                                  2,989,786
            19,681  Oriflame Cosmetics SA ADR                           475,104
                                                                 ---------------
                                                                      4,182,783
                                                                 ---------------
PHARMACEUTICALS - 3.5%
            92,300  Abbott Laboratories                               4,165,499
             7,848  Allergan, Inc.                                      722,408
            55,200  Astellas Pharma Inc. ORD                          1,960,826
            69,270  AstraZeneca plc ORD                               3,159,551
            83,700  Bristol-Myers Squibb Co.                          2,048,139
           105,706  Eczacibasi Ilac Sanayi ORD                          309,537
            40,200  Eisai Co. Ltd. ORD                                1,522,466
             9,900  Eli Lilly and Company                               544,698
            29,900  Endo Pharmaceuticals Holdings
                    Inc.(1)                                             897,000
             3,268  Gedeon Richter Rt. ORD                              520,337
           183,200  GlaxoSmithKline plc ORD                           4,422,478
           236,015  Johnson & Johnson                                14,981,481
           133,160  King Pharmaceuticals, Inc.(1)                     1,957,452
             8,783  Kos Pharmaceuticals, Inc.(1)                        598,298
            80,538  Merck & Co., Inc.                                 2,273,588
            91,686  Novartis AG ORD                                   4,445,381
            40,210  Novo Nordisk AS Cl B ORD                          2,071,583
           249,389  Pfizer, Inc.                                      6,351,937
            27,671  Roche Holding AG ORD                              3,821,864
            15,590  Sanofi-Aventis ORD                                1,330,896
            22,485  Teva Pharmaceutical Industries
                    Ltd. ADR                                            729,413
            24,700  Watson Pharmaceuticals, Inc.(1)                     851,656
            38,000  Wyeth                                             1,740,020
            27,106  Zentiva N.V. ORD                                  1,062,764
                                                                 ---------------
                                                                     62,489,272
                                                                 ---------------
REAL ESTATE - 0.1%
         2,244,700  Amata Corp. plc ORD                                 658,047
            53,950  Trizec Properties Inc.                            1,207,940
                                                                 ---------------
                                                                      1,865,987
                                                                 ---------------
ROAD & RAIL - 0.3%
               649  Burlington Northern Santa Fe
                    Corp.                                                34,410
            12,030  Canadian Pacific Railway Ltd ORD(1)                 454,471
               380  East Japan Railway Company ORD                    2,043,658
            27,200  Norfolk Southern Corp.                              968,592
            23,872  Union Pacific Corp.                               1,629,741
                                                                 ---------------
                                                                      5,130,872
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.4%
            37,300  Advanced Micro Devices, Inc.(1)                     774,721
             6,800  Advantest Corp. ORD                                 531,044
            88,100  Applied Materials, Inc.                           1,613,111

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            95,566  ASE Test Ltd.(1)                                    597,765
            89,260  ASML Holding N.V. ORD(1)                          1,495,370
            50,000  Broadcom Corp.(1)                                 2,175,000
            27,800  Cymer, Inc.(1)                                      931,300
            45,400  Freescale Semiconductor Inc.(1)                   1,093,232
            97,800  Genesis Microchip Inc.(1)                         2,571,162
            36,860  Hynix Semiconductor Inc. ORD(1)                     762,719
           437,547  Intel Corp.                                      11,253,708
         2,751,571  King Yuan Electronics Co. Ltd. ORD                1,911,397
            81,700  LSI Logic Corp.(1)                                  787,588
            73,700  Microsemi Corporation(1)                          1,775,433
            71,400  National Semiconductor Corp.                      1,780,002
             7,050  Samsung Electronics ORD                           3,708,373
            39,400  SiRF Technology Holdings, Inc.(1)                 1,000,760
           916,047  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ORD                        1,510,429
            92,635  Texas Instruments Inc.                            3,027,312
            62,200  Trident Microsystems, Inc.(1)                     2,184,464
         1,335,643  United Microelectronics Corp. ORD                   799,347
            17,300  Varian Semiconductor Equipment
                    Associates, Inc.(1)                                 783,863
                                                                 ---------------
                                                                     43,068,100
                                                                 ---------------
SOFTWARE - 1.5%
            10,164  Adobe Systems Inc.                                  274,835
            33,226  Autodesk, Inc.                                    1,435,363
            35,100  BMC Software Inc.(1)                                702,000
             5,262  Cadence Design Systems Inc.(1)                       84,245
            19,600  Electronic Arts Inc.(1)                           1,122,688
            32,854  Intuit Inc.(1)                                    1,506,027
           118,700  McAfee Inc.(1)                                    3,638,155
             5,836  Micros Systems, Inc.(1)                             260,227
           490,663  Microsoft Corporation                            13,444,165
             5,646  Net 1 UEPS Technologies Inc.(1)                     139,626
            94,176  Oracle Corp.(1)                                   1,221,463
           143,807  Parametric Technology Corp.(1)                      871,470
            21,750  Reynolds & Reynolds Co. Cl A                        620,745
            26,767  Softbank SA ORD(1)                                  274,922
             7,706  Symantec Corp.(1)                                   161,672
            39,500  Synopsys, Inc.(1)                                   750,500
                                                                 ---------------
                                                                     26,508,103
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
             1,706  Advance Auto Parts, Inc.(1)                         103,947
             1,496  American Eagle Outfitters, Inc.                      42,830
            42,500  AnnTaylor Stores Corporation(1)                   1,088,000
            12,023  Barnes & Noble Inc.(1)                              454,109
            37,000  Bed Bath & Beyond Inc.(1)                         1,500,350
           156,112  Best Buy Co., Inc.                                7,440,298
            31,200  Chico's FAS, Inc.(1)                              1,082,952
            21,868  Children's Place Retail Stores, Inc.
                    (The)(1)                                            894,620
            37,800  Foot Locker, Inc.                                   825,552
            87,900  Gap, Inc. (The)                                   1,670,979
               481  Hibbett Sporting Goods Inc.(1)                       16,181
            95,473  Home Depot, Inc.                                  3,849,471
            74,909  Men's Wearhouse, Inc. (The)(1)                    2,283,226
            62,706  Michaels Stores, Inc.                             2,276,228

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            13,366  Movie Gallery Inc.                                  240,454
           131,100  Office Depot, Inc.(1)                             3,933,000
            57,699  Payless ShoeSource, Inc.(1)                       1,069,739
            12,859  Sherwin-Williams Co.                                596,143
            39,300  Urban Outfitters Inc.(1)                          2,187,438
             6,600  Williams-Sonoma, Inc.(1)                            265,650
            31,200  Yamada Denki Co Ltd. ORD                          1,996,620
                                                                 ---------------
                                                                     33,817,787
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
             5,410  Adidas-Salomon AG ORD                               965,067
            38,450  Compagnie Financiere Richemont
                    AG Cl A ORD                                       1,457,973
         1,908,000  I.T Ltd. ORD                                        437,009
            23,343  Jones Apparel Group, Inc.                           657,806
            25,800  Liz Claiborne, Inc.                               1,058,574
            15,246  Opoczno SA ORD(1)                                   201,598
            19,700  VF Corp.                                          1,168,407
                                                                 ---------------
                                                                      5,946,434
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.1%
             2,782  Corus Bankshares Inc.                               161,885
            25,675  Downey Financial Corp.                            1,627,282
            23,500  Fannie Mae                                        1,199,440
           126,500  Freddie Mac                                       7,638,069
            34,796  Golden West Financial Corp.                       2,122,208
            50,700  MGIC Investment Corp.                             3,165,201
           105,633  Washington Mutual, Inc.                           4,392,220
                                                                 ---------------
                                                                     20,306,305
                                                                 ---------------
TOBACCO - 0.2%
            37,900  Altria Group Inc.                                 2,679,530
            18,360  British American Tobacco plc ORD                    369,400
                                                                 ---------------
                                                                      3,048,930
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
             9,800  Grainger (W.W.), Inc.                               630,336
            30,850  Wolseley plc ORD                                    627,370
                                                                 ---------------
                                                                      1,257,706
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.3%
           109,810  BAA plc ORD                                       1,210,592
            86,035  Cintra Concesiones de
                    Infraestructuras de Transporte SA
                    ORD                                               1,125,053
            19,243  Grupo Aeroportuario del Sureste
                    SA de CV ADR                                        713,915

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------

           539,000  Macquarie Infrastructure Group ORD                1,580,606
                                                                 ---------------
                                                                      4,630,166
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.7%
           233,510  America Movil SA de CV Series L
                    ADR                                               5,137,220
           135,600  American Tower Corp. Cl A(1)                      3,232,704
            75,956  Bharti Televentures ORD(1)                          543,553
            68,800  Crown Castle International Corp.(1)               1,703,488
           327,000  Digi.Com Bhd ORD(1)                                 528,818
               290  KDDI Corp. ORD                                    1,528,178
            83,498  NII Holdings, Inc.(1)                             6,364,218
           258,287  Sprint Nextel Corp.                               6,697,381
            61,890  Vodafone Egypt Telecommunications
                    SAE ORD                                             943,132
         1,020,910  Vodafone Group plc ORD                            2,793,031
                                                                 ---------------
                                                                     29,471,723
                                                                 ---------------
TOTAL COMMON STOCKS                                               1,160,260,382
(Cost $999,836,338)                                              ---------------

PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIAL SERVICES(2)
            30,594  Bradespar SA ORD                                    647,682
                                                                 ---------------
ELECTRIC UTILITIES(2)
        22,900,000  Cia Energetica de Minas Gerais ORD                  805,796
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           543,000  Sadia SA ORD                                      1,197,202
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                2,650,680
(Cost $2,050,682)                                                ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(3) - 9.1%
       $16,000,000  FHLMC, 5.00%, settlement date
                    9/19/05(4)                                       16,120,000
            15,299  FHLMC, 6.50%, 12/1/12                                15,841
            98,238  FHLMC, 7.00%, 6/1/14                                102,756
           311,030  FHLMC, 6.50%, 6/1/16                                321,959
           414,205  FHLMC, 6.50%, 6/1/16                                428,760
         4,594,625  FHLMC, 4.50%, 1/1/19(5)                           4,564,374
            16,425  FHLMC, 8.00%, 6/1/26                                 17,617
             3,218  FHLMC, 8.00%, 6/1/26                                  3,451
             4,359  FHLMC, 8.00%, 6/1/26                                  4,675
             1,878  FHLMC, 8.00%, 7/1/26                                  2,015
            16,387  FHLMC, 7.00%, 8/1/29                                 17,155
            85,351  FHLMC, 7.50%, 8/1/29                                 90,727
           107,056  FHLMC, 8.00%, 7/1/30                                114,580
           104,866  FHLMC, 6.50%, 6/1/31                                108,625
         2,218,263  FHLMC, 5.50%, 12/1/33                             2,244,949
        15,456,300  FNMA, 5.50%, settlement date
                    9/14/05(4)                                       15,615,685

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

        23,775,000  FNMA, 6.50%, settlement date
                    9/14/05(4)                                       24,569,988
        11,570,000  FNMA, 5.00%, settlement date
                    9/19/05(4)                                       11,653,165
        18,750,000  FNMA, 5.50%, settlement date
                    9/19/05(4)                                       19,154,289
        21,304,500  FNMA, 6.00%, settlement date
                    10/13/05(4)                                      21,777,205
            84,029  FNMA, 6.50%, 3/1/12                                  87,158
            10,884  FNMA, 6.50%, 4/1/12                                  11,289
            72,665  FNMA, 6.50%, 4/1/12                                  75,370
             2,411  FNMA, 6.50%, 4/1/12                                   2,501
            80,173  FNMA, 6.50%, 4/1/12                                  83,158
            98,127  FNMA, 6.00%, 12/1/13                                101,336
           305,780  FNMA, 6.00%, 4/1/14                                 315,779
           105,040  FNMA, 7.50%, 6/1/15                                 111,249
         5,639,774  FNMA, 4.50%, 5/1/19(4)                            5,596,963
            12,956  FNMA, 7.00%, 5/1/26                                  13,637
            12,963  FNMA, 7.00%, 6/1/26                                  13,644
            23,075  FNMA, 7.50%, 3/1/27                                  24,516
            87,986  FNMA, 6.50%, 4/1/29                                  91,283
           130,013  FNMA, 6.50%, 6/1/29                                 134,884
            81,522  FNMA, 6.50%, 6/1/29                                  84,576
            53,133  FNMA, 7.00%, 7/1/29                                  55,783
            64,965  FNMA, 7.00%, 7/1/29                                  68,282
           196,721  FNMA, 6.50%, 8/1/29                                 204,092
           122,410  FNMA, 7.00%, 3/1/30                                 128,478
            42,535  FNMA, 8.00%, 7/1/30                                  45,510
            75,617  FNMA, 7.50%, 9/1/30                                  80,185
           481,256  FNMA, 6.50%, 9/1/31                                 499,018
           392,233  FNMA, 7.00%, 9/1/31                                 411,535
           220,276  FNMA, 6.50%, 1/1/32                                 228,269
         1,646,015  FNMA, 7.00%, 6/1/32                               1,726,444
           900,926  FNMA, 6.50%, 10/1/32                                933,037
         1,700,286  FNMA, 5.50%, 6/1/33                               1,719,346
         4,865,825  FNMA, 5.50%, 8/1/33(5)                            4,920,371
        11,626,682  FNMA, 5.00%, 11/1/33(4)                          11,580,524
         6,948,285  FNMA, 5.50%, 1/1/34(5)                            7,026,176
         1,355,747  FNMA, 6.00%, 7/1/35                               1,387,971
         4,117,905  FNMA, 6.00%, 7/1/35                               4,215,779
             6,377  GNMA, 9.00%, 4/20/25                                  7,010
             6,669  GNMA, 7.50%, 10/15/25                                 7,120
             7,238  GNMA, 7.50%, 11/15/25                                 7,727
             4,283  GNMA, 6.00%, 4/15/26                                  4,427
             5,576  GNMA, 6.00%, 4/15/26                                  5,764
             7,651  GNMA, 7.50%, 6/15/26                                  8,161
            58,173  GNMA, 7.00%, 12/15/27                                61,318
           114,039  GNMA, 7.50%, 12/15/27                               121,565
            41,655  GNMA, 6.50%, 1/15/28                                 43,524
           141,052  GNMA, 6.50%, 3/15/28                                147,380
           162,151  GNMA, 6.00%, 5/15/28                                167,530
            68,694  GNMA, 6.00%, 5/15/28                                 70,973
             4,996  GNMA, 6.50%, 5/15/28                                  5,220
            14,723  GNMA, 6.50%, 5/15/28                                 15,383
             4,906  GNMA, 6.50%, 5/15/28                                  5,127
            67,514  GNMA, 6.00%, 7/15/28                                 69,754
           103,616  GNMA, 6.00%, 8/15/28                                107,053
           250,437  GNMA, 7.00%, 5/15/31                                263,524

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         1,348,548  GNMA, 5.50%, 11/15/32                             1,376,256
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED SECURITIES                                                   161,400,775
(Cost $160,353,914)                                              ---------------

CORPORATE BONDS - 8.8%
AEROSPACE & DEFENSE - 0.1%
           325,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                     329,875
           100,000  L-3 Communications Corp.,
                    6.375%, 10/15/15 (Acquired
                    7/27/05, Cost $99,090)(6)                           102,000
         1,440,000  United Technologies Corp.,
                    4.375%, 5/1/10                                    1,446,548
           720,000  United Technologies Corp., 5.40%,
                    5/1/35                                              756,004
                                                                 ---------------
                                                                      2,634,427
                                                                 ---------------
AUTOMOBILES(2)
           600,000  DaimlerChrysler N.A. Holding
                    Corp., 4.875%, 6/15/10                              595,417
                                                                 ---------------
BEVERAGES - 0.1%
           480,000  Diageo Capital plc, 4.375%, 5/3/10                  481,042
           950,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $952,637)(6)                                   944,507
                                                                 ---------------
                                                                      1,425,549
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
         1,190,000  Genentech, Inc., 4.75%, 7/15/15
                    (Acquired 7/13/05, Cost
                    $1,189,250)(6)                                    1,200,673
                                                                 ---------------
BUILDING PRODUCTS(2)
           500,000  MAAX Corp., 9.75%, 6/15/12                          476,250
           375,000  Nortek Inc., 8.50%, 9/1/14                          366,563
                                                                 ---------------
                                                                        842,813
                                                                 ---------------
CAPITAL MARKETS - 0.4%
           900,000  Credit Suisse First Boston USA
                    Inc., VRN, 3.71%, 9/19/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.28% with no caps                             902,365
         1,900,000  Goldman Sachs Group, Inc.,
                    5.25%, 10/15/13                                   1,952,609
         1,100,000  Merrill Lynch & Co., Inc., 2.07%,
                    6/12/06                                           1,080,968
           880,000  Merrill Lynch & Co., Inc., 4.25%,
                    2/8/10                                              870,465
           400,000  Merrill Lynch & Co., Inc., 4.79%,
                    8/4/10                                              404,425
           630,000  Morgan Stanley, 4.00%, 1/15/10                      617,691
           500,000  Morgan Stanley, 4.25%, 5/15/10                      494,873
           250,000  Refco Finance Holdings LLC,
                    9.00%, 8/1/12                                       273,750
                                                                 ---------------
                                                                      6,597,146
                                                                 ---------------
CHEMICALS(2)
           199,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                     205,965

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

            46,000  IMC Global Inc., 10.875%, 6/1/08                     52,325
           550,000  Lyondell Chemical Co., 9.50%,
                    12/15/08                                            581,625
            46,000  Millennium America Inc., 9.25%,
                    6/15/08                                              49,795
                                                                 ---------------
                                                                        889,710
                                                                 ---------------
COMMERCIAL BANKS - 0.5%
           480,000  AmSouth Bancorp., 5.20%, 4/1/15                     497,467
         2,300,000  Bank of America Corp., 4.375%,
                    12/1/10                                           2,295,047
         1,100,000  SouthTrust Corp., 5.80%, 6/15/14                  1,177,571
         1,100,000  Wachovia Bank N.A., 4.80%, 11/1/14                1,106,683
         1,720,000  Wachovia Bank N.A., 4.875%, 2/1/15                1,738,780
         1,500,000  Wells Fargo & Co., 4.20%, 1/15/10                 1,491,672
         1,310,000  Wells Fargo & Co., 4.625%, 8/9/10                 1,325,313
                                                                 ---------------
                                                                      9,632,533
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           400,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                     387,500
           325,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                       351,000
           475,000  Cenveo Corp., 7.875%, 12/1/13                       470,250
           250,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                      246,875
           325,000  FTI Consulting Inc., 7.625%,
                    6/15/13 (Acquired 7/28/05, Cost
                    $330,688)(6)                                        333,125
           450,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                       435,850
           720,000  R.R. Donnelley & Sons Company,
                    4.95%, 5/15/10 (Acquired
                    5/18/05-5/19/05, Cost $718,284)(6)                  726,101
           890,000  Waste Management, Inc., 7.00%,
                    7/15/28                                           1,039,884
                                                                 ---------------
                                                                      3,990,585
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(2)
           375,000  Lucent Technologies Inc., 6.45%,
                    3/15/29                                             330,938
                                                                 ---------------
COMPUTERS & PERIPHERALS(2)
           500,000  Xerox Corp., 6.875%, 8/15/11                        525,000
                                                                 ---------------
CONSTRUCTION MATERIALS(2)
           300,000  ACIH Inc., VRN, 0.00%,
                    12/15/07 (Acquired 12/21/04, Cost
                    215,373)(6)(7)                                      208,500
           275,000  Associated Materials Inc., 9.75%,
                    4/15/12                                             282,563
                                                                 ---------------
                                                                        491,063
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           650,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                     651,229
         1,090,000  Capital One Financial Corp.,
                    4.80%, 2/21/12                                    1,088,000
                                                                 ---------------
                                                                      1,739,229
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
         1,125,000  Ball Corp., 7.75%, 8/1/06                         1,153,125
           250,000  Ball Corp., 6.875%, 12/15/12                        261,250

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                     258,750
           400,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                    416,000
                                                                 ---------------
                                                                      2,089,125
                                                                 ---------------
DISTRIBUTORS(2)
           375,000  Amscan Holdings Inc., 8.75%,
                    5/1/14                                              359,063
                                                                 ---------------
DIVERSIFIED - 0.4%
         3,000,000  Lehman Brothers TRAINS(reg.sm),
                    Series 2005-1, 7.65%, 6/15/15,
                    (Acquired 7/20/05, Cost
                    $3,151,500)(6)                                    3,125,268
         2,600,000  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired
                    3/15/02-8/28/02, Cost
                    $2,748,118)(6)                                    3,187,774
                                                                 ---------------
                                                                      6,313,042
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
         1,000,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                    1,004,152
         4,196,000  Citigroup Inc., 5.00%, 9/15/14(5)                 4,275,593
           530,000  Ford Motor Credit Co., 6.50%,
                    1/25/07                                             534,873
         1,900,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                          1,893,661
           870,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                     940,085
         1,000,000  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                     994,115
           700,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                      644,901
         1,500,000  HSBC Finance Corp., 4.125%,
                    11/16/09                                          1,483,277
         1,715,000  HSBC Finance Corp., 4.75%,
                    4/15/10                                           1,736,127
         1,150,000  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                            1,271,793
         1,300,000  John Deere Capital Corp., 4.50%,
                    8/25/08                                           1,307,721
         1,150,000  Xlliac Global Funding, 4.80%,
                    8/10/10 (Acquired 8/3/05, Cost
                    $1,146,113)(6)                                    1,160,252
                                                                 ---------------
                                                                     17,246,550
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
           587,000  AT&T Corp., 9.05%, 11/15/11                         676,518
           880,000  BellSouth Corp., 5.20%, 12/15/16                    902,440
         1,000,000  British Telecommunications plc,
                    7.00%, 5/23/07                                    1,040,706
           740,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                          851,816
           400,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                          413,472
           400,000  France Telecom, 8.00%, 3/1/11                       461,592
           250,000  Intelsat Bermuda Ltd., 8.25%,
                    1/15/13 (Acquired 1/24/05,
                    Cost $250,000)(6)                                   255,625
           500,000  Intelsat Bermuda Ltd., 8.625%,
                    1/15/15 (Acquired 1/24/05, Cost
                    $500,000)(6)                                        521,250
           125,000  Intelsat Ltd., 6.50%, 11/1/13                        98,438
           300,000  MCI Inc., 7.69%, 5/1/09                             312,750
           350,000  MCI Inc., 8.74%, 5/1/14                             392,875
           350,000  Qwest Communications International
                    Inc., 7.50%, 2/15/14 (Acquired
                    6/24/05, Cost $330,750)(6)                          337,750
           475,000  Qwest Corp., 7.875%, 9/1/11                         496,375
           500,000  Qwest Services Corp., 13.50%,
                    12/15/10                                            578,750
           750,000  Sprint Capital Corp., 8.375%,
                    3/15/12                                             896,723
           450,000  Sprint Capital Corp., 8.75%,
                    3/15/32                                             629,892

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

           660,000  Telecom Italia Capital SA, 4.00%,
                    1/15/10 (Acquired 6/29/05-
                    8/19/05, Cost $640,860)(6)                          643,245
           670,000  Verizon Virginia Inc.,
                    4.625%, 3/15/13                                     662,160
                                                                 ---------------
                                                                     10,172,377
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
           700,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                       723,374
         1,350,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                              1,411,113
           720,000  Florida Power Corp., 4.50%,
                    6/1/10                                              721,813
           400,000  MSW Energy Holdings LLC, 8.50%,
                    9/1/10                                              432,000
           391,000  NRG Energy Inc., 8.00%, 12/15/13                    423,258
           750,000  Tampa Electric Co., 6.375%,
                    8/15/12                                             824,022
           300,000  Texas Genco LLC, 6.875%,
                    12/15/14 (Acquired 12/8/04, Cost
                    $310,875)(6)                                        312,750
                                                                 ---------------
                                                                      4,848,330
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(2)
           250,000  Celestica Inc., 7.625%, 7/1/13                      253,125
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                      511,250
                                                                 ---------------
                                                                        764,375
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           500,000  Hanover Compressor Co., 8.625%,
                    12/15/10                                            540,000
           625,000  Newpark Resources, 8.625%,
                    12/15/07                                            625,000
           350,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                      366,625
                                                                 ---------------
                                                                      1,531,625
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           670,000  CVS Corp., 4.00%, 9/15/09                           662,271
           550,000  Ingles Markets, Inc., 8.875%,
                    12/1/11                                             576,125
           650,000  Kroger Co. (The), 6.80%, 4/1/11                     710,111
           600,000  Safeway Inc., 6.50%, 3/1/11                         644,050
         1,190,000  Wal-Mart Stores Inc., 4.125%,
                    7/1/10                                            1,176,492
           500,000  Wal-Mart Stores Inc., 5.25%,
                    9/1/35(8)                                           506,441
                                                                 ---------------
                                                                      4,275,490
                                                                 ---------------
FOOD PRODUCTS - 0.2%
         1,070,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05-8/18/05, Cost
                    $1,050,323)(6)                                    1,053,796
           650,000  Cadbury Schweppes U.S. Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03, Cost $646,334)(6)                          665,501
            16,000  Dole Food Company, Inc., 8.875%,
                    3/15/11                                              17,120
           575,000  Hines Nurseries Inc., 10.25%,
                    10/1/11                                             593,688
           710,000  WM Wrigley Jr. Co., 4.30%,
                    7/15/10                                             711,974
                                                                 ---------------
                                                                      3,042,079
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
         1,000,000  Beckman Coulter Inc., 7.45%,
                    3/4/08                                            1,068,047
           425,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                      445,188
           325,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                     350,188
           325,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                    329,875
                                                                 ---------------
                                                                      2,193,298
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           500,000  Alliance Imaging, Inc., 7.25%,
                    12/15/12                                            488,750
           400,000  Genesis HealthCare Corp., 8.00%,
                    10/15/13                                            436,500
           450,000  HCA Inc., 6.95%, 5/1/12                             477,716
                                                                 ---------------
                                                                      1,402,966
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
           168,946  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                      164,722
           375,000  Equinox Holdings Inc., 9.00%,
                    12/15/09                                            390,000
           500,000  Herbst Gaming Inc., 8.125%,
                    6/1/12                                              530,000
           450,000  Intrawest Corp., 7.50%, 10/15/13                    466,875
           500,000  Isle of Capri Casinos Inc., 7.00%,
                    3/1/14                                              493,750
            46,000  Mandalay Resort Group, 9.375%,
                    2/15/10                                              51,463
         1,300,000  MGM Mirage, 6.00%, 10/1/09                        1,301,625
           500,000  MGM Mirage, 8.50%, 9/15/10                          551,250
           200,000  Penn National Gaming Inc.,
                    8.875%, 3/15/10                                     212,000
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                     304,500
           475,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                        537,938
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                     374,500
           275,000  Six Flags Inc., 8.875%, 2/1/10                      277,063
           300,000  Six Flags Inc., 9.75%, 4/15/13                      302,250
           275,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                      305,938
           400,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%, 11/15/15                    440,000
           475,000  Trump Entertainment Resorts, Inc.,
                    8.50%, 6/1/15                                       477,375
           500,000  Wynn Las Vegas LLC, 6.625%,
                    12/1/14                                             488,750
         1,650,000  Yum! Brands Inc., 8.875%,
                    4/15/11                                           1,989,318
                                                                 ---------------
                                                                      9,659,317
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
           125,000  Beazer Homes USA Inc., 8.375%,
                    4/15/12                                             133,750
           650,000  D.R. Horton Inc., 7.875%, 8/15/11                   729,726
           150,000  KB Home, 9.50%, 2/15/11                             160,310
           500,000  KB Home, 6.375%, 8/15/11                            513,884
           425,000  Sealy Mattress Co., 8.25%,
                    6/15/14                                             455,813
           275,000  Standard Pacific Corp., 9.25%,
                    4/15/12                                             301,813
           500,000  WCI Communities Inc., 10.625%,
                    2/15/11                                             538,750
           250,000  William Lyon Homes Inc., 10.75%,
                    4/1/13                                              276,250
                                                                 ---------------
                                                                      3,110,296
                                                                 ---------------
HOUSEHOLD PRODUCTS(2)
           300,000  Spectrum Brands, Inc., 8.50%,
                    10/1/13                                             310,500
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES - 0.1%
         2,380,000  General Electric Co., 5.00%,
                    2/1/13                                            2,447,728
                                                                 ---------------
INSURANCE - 0.3%
           720,000  Allstate Corp., 5.55%, 5/9/35                       737,378
         1,450,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,447,158)(6)                               1,447,403
           440,000  American International Group, Inc.,
                    4.25%, 5/15/13                                      429,322
         1,000,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                           1,072,938
           470,000  MetLife, Inc., 5.00%, 6/15/15                       476,689
         1,100,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $1,099,978)(6)                               1,087,503
                                                                 ---------------
                                                                      5,251,233
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
           250,000  IAC/InterActiveCorp, 7.00%,
                    1/15/13                                             270,475
                                                                 ---------------
IT SERVICES(2)
           400,000  Sungard Data Systems Inc.,
                    9.125%, 8/15/13 (Acquired
                    7/27/05, Cost $414,625)(6)                          422,000
                                                                 ---------------
MEDIA - 1.0%
           400,000  Cablevision Systems Corp., 8.00%,
                    4/15/12                                             399,500
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                     339,219
           325,000  Charter Communications Holdings
                    II LLC, 10.25%, 9/15/10                             337,188
           400,000  Charter Communications Holdings
                    LLC, 9.625%, 11/15/09                               332,500
           500,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(7)                                          359,375
           149,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                      180,297
         2,000,000  Comcast Corp., 5.50%, 3/15/11                     2,073,883
         1,400,000  Continental Cablevision, 8.30%,
                    5/15/06                                           1,438,888
         1,800,000  Cox Communications Inc., 4.625%,
                    1/15/10                                           1,785,900
           400,000  CSC Holdings Inc., 7.875%,
                    12/15/07                                            414,000
           250,000  CSC Holdings Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04, Cost
                    $241,250)(6)                                        240,625
           500,000  Dex Media Inc., 8.00%,
                    11/15/13                                            533,750
           500,000  Dex Media Inc., VRN, 0.00%,
                    11/15/08(7)                                         408,750
           500,000  DirecTV Holdings LLC, 8.375%,
                    3/15/13                                             551,250
           500,000  Echostar DBS Corp., 6.375%,
                    10/1/11                                             499,375
           400,000  Imax Corp., 9.625%, 12/1/10                         433,000
           275,000  Mediacom LLC, 9.50%, 1/15/13                        281,188
           350,000  MediaNews Group, Inc., 6.875%,
                    10/1/13                                             350,438
           500,000  News America Holdings, 7.75%,
                    1/20/24                                             602,500
           475,000  PanAmSat Corp., 9.00%, 8/15/14                      502,313
           500,000  Primedia Inc., 7.625%, 4/1/08                       506,875
           500,000  Primedia Inc., 8.875%, 5/15/11                      526,250
         1,160,000  Reed Elsevier Capital Inc., 4.625%,
                    6/15/12                                           1,152,142
         1,200,000  Walt Disney Company, 5.50%,
                    12/29/06                                          1,219,961
                                                                 ---------------
                                                                     15,469,167
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

METALS & MINING - 0.1%
           880,000  Alcan Inc., 4.50%, 5/15/13                          868,328
           250,000  Alcan Inc., 5.00%, 6/1/15                           252,381
           350,000  IPSCO Inc., 8.75%, 6/1/13                           392,000
                                                                 ---------------
                                                                      1,512,709
                                                                 ---------------
MULTI-UTILITIES - 0.2%
           525,000  AES Corporation (The), 8.875%,
                    2/15/11                                             584,063
           500,000  AES Corporation (The), 8.75%,
                    5/15/13 (Acquired 5/14/04, Cost
                    $510,000)(6)                                        552,500
           250,000  CMS Energy Corp., 7.50%,
                    1/15/09                                             265,000
         1,100,000  Dominion Resources Inc., 4.125%,
                    2/15/08                                           1,094,073
           650,000  Dominion Resources Inc., 4.75%,
                    12/15/10                                            653,298
         1,110,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                            1,218,790
                                                                 ---------------
                                                                      4,367,724
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           450,000  May Department Stores Co.,
                    3.95%, 7/15/07                                      446,265
         1,200,000  May Department Stores Co.,
                    4.80%, 7/15/09                                    1,214,792
                                                                 ---------------
                                                                      1,661,057
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
           450,000  Chesapeake Energy Corp., 7.50%,
                    6/15/14                                             488,250
           500,000  Citgo Petroleum Corp., 6.00%,
                    10/15/11                                            502,500
         1,030,000  Devon Energy Corp., 2.75%,
                    8/1/06                                            1,011,755
           300,000  El Paso Corp., 7.875%, 6/15/12                      313,500
           400,000  El Paso Corp., 7.80%, 8/1/31                        404,000
         1,750,000  Enterprise Products Operating LP,
                    4.95%, 6/1/10                                     1,750,964
           550,000  Forest Oil Corp., 7.75%, 5/1/14                     585,750
           300,000  Magellan Midstream Partners,
                    5.65%, 10/15/16                                     313,455
           357,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                      394,485
           575,000  Massey Energy Co., 6.625%,
                    11/15/10                                            590,813
           435,000  Nexen Inc., 5.875%, 3/10/35                         443,051
           300,000  Pacific Energy Partners L.P./
                    Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                     315,750
           275,000  Range Resources Corp., 7.375%,
                    7/15/13                                             294,938
           200,000  Williams Companies Inc., 8.125%,
                    3/15/12                                             224,250
           500,000  Williams Companies Inc., 7.875%,
                    9/1/21                                              566,250
           910,000  XTO Energy Inc., 5.30%,
                    6/30/15                                             933,234
                                                                 ---------------
                                                                      9,132,945
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           300,000  Abitibi-Consolidated Inc., 6.95%,
                    4/1/08                                              300,750
           450,000  Boise Cascade LLC, 7.125%,
                    10/15/14                                            439,875
           525,000  Georgia-Pacific Corp., 7.70%,
                    6/15/15                                             597,188
           320,000  Norske Skog Canada Ltd., 7.375%,
                    3/1/14                                              318,400
                                                                 ---------------
                                                                      1,656,213
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

PERSONAL PRODUCTS(2)
           570,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                621,300
                                                                 ---------------
PHARMACEUTICALS(2)
           450,000  Schering-Plough Corp., 5.55%,
                    9/1/05                                              475,460
                                                                 ---------------
REAL ESTATE(2)
           550,000  Host Marriott L.P., 7.00%, 8/15/12                  577,500
                                                                 ---------------
ROAD & RAIL - 0.1%
         1,150,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                     1,328,714
            30,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                              39,541
           770,000  Norfolk Southern Corp., 5.64%,
                    5/17/29                                             808,003
                                                                 ---------------
                                                                      2,176,258
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT(2)
           400,000  Amkor Technology Inc., 7.75%,
                    5/15/13                                             342,000
                                                                 ---------------
SOFTWARE - 0.1%
         1,040,000  Computer Associates International
                    Inc., 4.75%, 12/1/09 (Acquired
                    12/9/04, Cost $1,054,914)(6)                      1,038,152
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
           450,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                      470,812
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                      374,063
           200,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                      210,500
           300,000  Nell AF SARL, 8.375%, 8/15/15
                    (Acquired 8/4/05, Cost
                    $300,000)(6)                                        304,875
           375,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                            304,688
           275,000  United Auto Group, Inc., 9.625%,
                    3/15/12                                             296,656
                                                                 ---------------
                                                                      1,961,594
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(2)
           250,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                     262,500
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
         5,500,000  Countrywide Home Loans Inc.,
                    VRN, 3.60%, 9/27/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.12% with no caps(5)                        5,501,100
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
           550,000  United Rentals North America Inc.,
                    6.50%, 2/15/12                                      539,687
           125,000  United Rentals North America Inc.,
                    7.75%, 11/15/13                                     122,813
                                                                 ---------------
                                                                        662,500
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                     150,750
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                      540,464
           300,000  Nextel Partners Inc., 8.125%,
                    7/1/11                                              327,375
           300,000  Rogers Wireless Communications
                    Inc., 7.25%, 12/15/12                               323,250
           350,000  Rogers Wireless Communications
                    Inc., 7.50%, 3/15/15                                384,563
           250,000  SBA Communications Corp.,
                    8.50%, 12/1/12                                      274,063
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13 (Acquired
                    8/18/05, Cost $100,000)(6)                          102,500
           375,000  Ubiquitel Inc., 9.875%, 3/1/11                      420,000
         1,110,000  Vodafone Group plc, 5.00%,
                    9/15/15                                           1,131,736
                                                                 ---------------
                                                                      3,654,701
                                                                 ---------------
TOTAL CORPORATE BONDS                                               157,677,832
(Cost $154,684,091)                                              ---------------

COMMERCIAL PAPER(9) - 4.6%
         5,500,000  Alcon Capital Corp., 3.39%,
                    9/2/05 (Acquired 8/2/05, Cost
                    $5,484,463)(6)                                    5,499,467
         5,500,000  Allied Irish Banks N.A., 3.50%,
                    9/15/05 (Acquired 8/16/05, Cost
                    $5,483,958)(6)                                    5,492,427
         5,500,000  Alltel Corp., 3.52%, 9/21/05
                    (Acquired 8/25/05, Cost
                    $5,485,480)(6)                                    5,489,094
         5,500,000  Blue Ridge Asset Funding, 3.50%,
                    9/9/05 (Acquired 8/9/05, Cost
                    $5,483,424)(6)                                    5,495,633
         5,500,000  Cargill Inc., 3.46%, 9/12/05
                    (Acquired 8/16/05, Cost
                    $5,485,728)(6)                                    5,494,060
         5,500,000  Danske Corporation, 3.47%,
                    9/6/05                                            5,497,326
         5,500,000  Falcon Asset Security Corp.,
                    3.49%, 9/7/05 (Acquired 8/5/05,
                    Cost $5,482,405)(6)                               5,496,727
         5,500,000  HBOS Treasury Services plc,
                    3.50%, 9/12/05                                    5,494,109
         5,500,000  Lexington Parker Capital, 3.52%,
                    10/17/05 (Acquired 7/15/05, Cost
                    $5,449,449)(6)                                    5,473,628
         5,500,000  Old Line Funding Corp., 3.59%,
                    10/5/05 (Acquired 8/17/05, Cost
                    $5,473,125)(6)                                    5,481,123
         5,500,000  Paradigm Funding LLC, 3.67%,
                    10/25/05 (Acquired 8/23/05, Cost
                    $5,464,676)(6)                                    5,469,261
         5,378,000  Preferred Receivable Funding,
                    3.51%, 9/6/05 (Acquired 8/9/05,
                    Cost $5,363,318)(6)                               5,375,333
         5,500,000  Societe Generale North America,
                    3.47%, 9/2/05                                     5,499,466
         5,500,000  United Parcel Service Inc., 3.42%,
                    9/21/05                                           5,489,182
         5,500,000  Verizon Network Funding, 3.58%,
                    9/27/05                                           5,485,744
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               82,232,580
(Cost $82,235,930)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 4.1%
             3,034  AQ Finance Net Interest Margin,
                    Series 2003 N11A, 7.14%,
                    11/25/33 (Acquired 9/18/03, Cost
                    $3,034)(6)                                            3,031
        22,922,298  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.96%, 9/1/05                                       574,272

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         1,598,091  Bank of America Large Loan,
                    Series 2005 BOCA, Class A1, VRN,
                    3.69%, 9/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with no caps (Acquired
                    3/4/05, Cost $1,598,091)(6)                       1,599,170
         6,000,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class
                    2A5, VRN, 4.16%, 9/1/05(5)                        5,930,076
         4,500,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                         4,473,065
        29,000,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.97%, 9/1/05                            1,126,650
         6,516,789  Bear Stearns Commercial
                    Mortgage Securities, Series 2004
                    BA5A, Class A1, VRN, 3.70%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.13% with
                    no caps (Acquired 12/15/04, Cost
                    $6,516,789)(5)(6)                                 6,520,732
         2,620,678  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 3.70%, 9/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                           2,623,343
        18,182,700  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.15%,
                    9/1/05                                              634,158
         2,405,736  Commercial Mortgage Pass-
                    Through Certificates, Series 2004
                    HTL1, Class A1, VRN, 3.81%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.24% with
                    no caps                                           2,408,623
         4,092,654  Commercial Mortgage Pass-
                    Through Certificates, Series 2005
                    F10A, Class A1, VRN, 3.67%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05, Cost
                    $4,092,654)(6)                                    4,094,471
         4,300,000  FHLMC, Series 2005-2937, Class
                    KA, 4.50%, 12/15/14                               4,317,045
         1,457,796  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 4.04%, 9/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                           1,461,992
         1,112,960  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                     1,113,542
         5,400,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                   5,398,817
         4,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(5)                            4,315,951
         4,600,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    4.65%, 7/30/30(5)                                 4,617,981
         2,875,000  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    3.67%, 9/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $2,875,000)(6)                      2,872,305
           314,226  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                            317,872
         2,700,000  Morgan Stanley Capital I, Series
                    2005 XLF, Class A1, VRN, 3.68%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 8/10/05, Cost
                    $2,700,000)(6)                                    2,700,211
         2,294,723  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 3.58%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/24/05,
                    Cost $2,294,722)(6)                               2,295,211
         3,400,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                     3,331,844
         2,900,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                     2,873,726
         4,500,000  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.20%,
                    9/1/05(5)                                         4,477,442

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         2,100,000  Washington Mutual, Series 2005
                    AR11, Class A1C1, VRN, 3.84%,
                    9/25/05, resets monthly off the
                    1-month LIBOR plus 0.20% with
                    no caps                                           2,100,000
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                            72,181,530
(Cost $72,363,864)                                               ---------------

ASSET-BACKED SECURITIES(3) - 3.9%
           133,319  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04, Cost
                    $132,962)(6)                                        132,566
         2,070,612  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    3.79%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps                                2,072,450
            70,274  AQ Finance Net Interest Margin,
                    Series 2004 RN4, Class A, 4.60%,
                    7/25/34 (Acquired 6/9/04, Cost
                    $70,220)(6)                                          70,085
           105,944  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04, Cost
                    $105,944)(6)                                        105,510
             8,389  Argent Net Interest Margin, Series
                    2004 WN2, Class A, 4.55%,
                    4/25/34 (Acquired 3/4/04, Cost
                    $8,389)(6)                                            8,390
            57,127  Argent Net Interest Margin, Series
                    2004 WN8, Class A, 4.70%,
                    7/25/34 (Acquired 6/18/04, Cost
                    $57,074)(6)                                          57,002
            95,385  Argent Net Interest Margin, Series
                    2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04, Cost
                    $95,382)(6)                                          95,310
           126,336  Argent Net Interest Margin, Series
                    2004 WN10, Class A, 4.21%,
                    11/25/34 (Acquired 10/19/04,
                    Cost $126,336)(6)                                   126,115
           124,912  Asset Backed Funding Corp. Net
                    Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                      124,226
         4,700,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 3.63%, 9/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(5)                  4,706,514
           502,668  Centex Home Equity, Series 2004
                    C, Class AF1, VRN, 2.82%, 9/1/05                    500,479
         4,750,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 3.64%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(5)                                        4,754,636
           125,384  Countrywide Asset-Backed
                    Certificates, Series 2004-5N, Class
                    N1, 5.50%, 10/25/35                                 124,972
           363,239  Countrywide Asset-Backed
                    Certificates, Series 2004-11, Class
                    A1, VRN, 3.83%, 9/26/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.19% with no caps                             363,505
           111,208  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36 (Acquired
                    10/27/04, Cost $111,149)(6)                         110,711
         2,887,972  Countrywide Asset-Backed
                    Certificates, Series 2004-13, Class
                    AV1, VRN, 3.78%, 9/26/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                           2,890,306
         4,222,491  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1, VRN, 3.76%, 9/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps(5)                  4,224,324
         3,200,000  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 3.80%, 9/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                           3,200,000
           900,684  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    3.62%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.16% with no caps                                  901,322

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

           106,276  Finance America Net Interest
                    Margin, Series 2004-1, Class A,
                    5.25%, 6/27/34                                      106,580
         1,943,538  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2004 FF11, Class 2A1, VRN,
                    3.79%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps                                1,944,677
         2,768,459  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 3.72%,
                    9/25/05, resets monthly off the
                    1-month LIBOR plus 0.08% with
                    no caps                                           2,770,413
        10,425,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1, Class
                    A, VRN, 3.61%, 9/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(5)                       10,437,281
            41,735  Fremont Net Interest Margin,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04, Cost
                    $41,735)(6)                                          41,661
         4,372,359  GE Corporate Aircraft Financing
                    LLC, Series 2004-1A, Class A1,
                    VRN, 3.73%, 9/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps
                    (Acquired 10/5/04, Cost
                    $4,372,359)(6)                                    4,370,304
           141,374  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04, Cost
                    $141,437)(6)                                        141,646
           119,834  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $120,094)(6)                          119,355
           485,840  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05, Cost
                    $485,840)(6)                                        485,435
             7,084  MASTR Net Interest Margin, Series
                    2004 CI3, Class N1, 4.45%,
                    2/26/34 (Acquired 5/18/04, Cost
                    $7,084)(6)                                            7,076
             6,516  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class
                    N1, 7.25%, 7/25/34                                    6,496
         6,547,773  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    3.83%, 9/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.19% with a cap of 11.00%(5)                     6,552,519
         4,054,996  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    3.76%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%(5)                     4,058,285
           107,507  NovaStar Net Interest Margin,
                    Series 2004 N2, Class X, O and P,
                    4.46%, 6/26/34 (Acquired
                    7/20/04, Cost $107,507)(6)                          107,083
         2,792,197  Park Place Securities Inc., Series
                    2004 WHQ2, Class A3B, VRN,
                    3.80%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.16% with no caps                                2,794,129
         3,750,000  Popular ABS Mortgage Pass-
                    Through Trust, Series 2005-4,
                    Class AV1, VRN, 3.66%, 9/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with no caps                     3,750,000
         1,714,817  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 3.81%, 9/26/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%                                            1,716,145
           450,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                      442,948
         1,988,623  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1, VRN,
                    3.78%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus 0.14%
                    with no caps                                      1,990,063
            97,766  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired 8/5/04,
                    Cost $97,622)(6)                                     97,761
           172,171  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04, Cost
                    $172,547)(6)                                        171,354
           114,129  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost
                    $114,126)(6)                                        114,047

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         3,155,329  SLM Student Loan Trust, Series
                    2005-2, Class A1, VRN, 3.63%,
                    10/25/05, resets quarterly off
                    the 3-month LIBOR minus 0.02%
                    with no caps                                      3,156,064
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        69,949,745
(Cost $69,919,249)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.6%
         3,780,000  FHLB, 4.60%, 4/11/08                              3,783,315
         7,000,000  FHLMC, 3.875%, 6/15/08(5)                         6,973,554
         8,700,000  FHLMC, 6.625%, 9/15/09                            9,507,604
        13,100,000  FHLMC, 7.00%, 3/15/10                            14,649,100
         1,300,000  FHLMC, 6.75%, 9/15/29                             1,698,267
        10,600,000  FNMA, 5.25%, 4/15/07(5)                          10,808,184
         2,200,000  FNMA, 6.625%, 10/15/07                            2,315,122
         9,850,000  FNMA, 5.75%, 2/15/08                             10,241,725
         4,200,000  FNMA, 6.125%, 3/15/12(5)                          4,673,533
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              64,650,404
(Cost $64,576,430)                                               ---------------

U.S. TREASURY SECURITIES - 2.8%
         2,750,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21(5)                                       3,935,830
         9,730,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23(5)                                       12,059,888
         4,950,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(5)                                       6,220,373
         6,410,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31(5)                                        7,517,231
         8,658,100  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(5)                         8,650,325
         6,620,000  U.S. Treasury Notes, 4.25%,
                    8/15/14(5)                                        6,733,526
         5,200,000  U.S. Treasury Notes, 4.125%,
                    5/15/15                                           5,235,142
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       50,352,315
(Cost $47,802,593)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.1%
        13,038,000  German Federal Republic, 2.50%,
                    3/23/07                                          16,157,673
         1,430,000  Republic of Italy, 4.00%, 6/16/08                 1,427,139
         1,200,000  United Mexican States, 5.875%,
                    1/15/14                                           1,257,000
           290,000  United Mexican States, 6.75%,
                    9/27/34                                             315,085
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                               19,156,897
(Cost $19,849,742)                                               ---------------

MUNICIPAL SECURITIES - 0.5%
         4,400,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(5)                     5,396,688
         1,150,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                     1,185,489

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         2,300,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 3.60%, 9/7/05
                    (LOC: Keybank N.A.)                               2,300,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            8,882,177
(Cost $8,813,645)                                                ---------------

CERTIFICATES OF DEPOSIT - 0.3%
         5,500,000  Canadian Imperial Bank of
                    Commerce, 3.50%, 9/16/05                          5,499,692
                                                                 ---------------
(Cost $5,500,000)

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(10) - 0.3%
            57,000  FICO STRIPS - COUPON, 3.23%,
                    11/30/05                                             56,506
           151,000  FICO STRIPS - COUPON, 3.24%,
                    12/6/05                                             149,597
           100,000  FICO STRIPS - COUPON, 3.24%,
                    12/6/05                                              99,072
         5,000,000  FNMA STRIPS - COUPON, 3.24%,
                    12/13/05                                          4,946,846
           120,000  TVA STRIPS - COUPON, 3.24%,
                    12/15/05                                            118,748
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     5,370,769
(Cost $5,379,463)                                                ---------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(10) - 0.2%
         3,420,000  CATS, 3.66%, 5/15/06                              3,328,056
           704,500  TBR, 3.66%, 5/15/06                                 685,798
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                            4,013,854
(Cost $4,020,600)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.6%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.25%, 5/15/16 - 8/15/22, valued
at 47,194,336), in a joint trading account at
3.49%, dated 8/31/05, due 9/1/05 (Delivery
value $46,304,489)(5)                                                46,300,000
                                                                 ---------------
(Cost $46,300,000)

TOTAL INVESTMENT SECURITIES - 107.0%                              1,910,579,632
                                                                 ---------------
(COST $1,743,686,541)
OTHER ASSETS AND LIABILITIES - (7.0)%                              (125,105,113)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $1,785,474,519

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS*

                         Expiration        Underlying Face      Unrealized
Contracts Purchased         Date          Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
40 U.S. Treasury
10-Year Notes           December 2005       $ 4,483,125         $ 44,910
                                       =====================================

                         Expiration        Underlying Face      Unrealized
Contracts Sold              Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
283 U.S. Treasury
2-Year Notes            December 2005       $58,607,531        $(217,309)
131 U.S. Treasury
5-Year Notes            December 2005        14,197,125          (112,873)
                                       -------------------------------------
                                            $72,804,656         $(330,182)
                                       =====================================

* FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
BOCA = Boca Raton
CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TBR = Treasury Bond Receipts
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.
TVA = Tennessee Valley Authority
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.

NOTES TO SCHEDULE OF INVESTMENTS
 (1)  Non-income producing.
 (2)  Category is less than 0.05% of total net assets.
 (3)  Final maturity indicated, unless otherwise noted.
 (4)  Forward commitment.
 (5)  Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, and/or futures contract.
 (6)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31,
      2005, was $101,186,970, which represented 5.7% of total net assets.
 (7)  Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective August 31, 2005.
 (8)  When-issued security.
 (9)  The rate indicated is the yield to maturity at purchase.
(10)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $1,763,119,227
                                          ===================
Gross tax appreciation of investments        $  167,107,557
Gross tax depreciation of investments           (19,647,152)
                                          -------------------
Net tax appreciation of investments          $ 147,460,405
                                          ===================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: AGGRESSIVE FUND
AUGUST 31, 2005
[american century logo and text logo]

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 78.6%
AEROSPACE & DEFENSE - 1.6%
            24,900  Aviall Inc.(1)                                $     846,849
             1,418  Boeing Co.                                           95,034
            80,600  Goodrich Corporation                              3,693,092
            28,000  Honeywell International Inc.                      1,071,840
             9,751  Lockheed Martin Corp.                               606,902
            21,100  Northrop Grumman Corp.                            1,183,499
            33,900  Precision Castparts Corp.                         3,277,452
            80,000  Rockwell Collins                                  3,850,401
            57,000  United Technologies Corp.                         2,850,000
                                                                 ---------------
                                                                     17,475,069
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
            17,360  Deutsche Post AG ORD                                437,746
             1,311  FedEx Corporation                                   106,768
            51,413  United Parcel Service, Inc. Cl B                  3,644,668
                                                                 ---------------
                                                                      4,189,182
                                                                 ---------------
AIRLINES - 0.2%
           887,000  AirAsia BHD ORD(1)                                  364,488
            29,100  Ryanair Holdings plc ADR(1)                       1,332,490
            29,445  Southwest Airlines Co.                              392,207
                                                                 ---------------
                                                                      2,089,185
                                                                 ---------------
APPLICATION SOFTWARE - 0.5%
            63,700  Cerner Corporation(1)                             5,017,012
                                                                 ---------------
AUTO COMPONENTS - 0.5%
            24,850  AAPICO Hitech Public Company
                    Limited ORD                                          16,858
            20,570  Continental AG ORD                                1,627,882
            26,300  Cooper Tire & Rubber                                444,470
            95,112  Goodyear Tire & Rubber Co.
                    (The)(1)                                          1,597,881
            11,500  Lear Corporation                                    433,550
            30,411  TRW Automotive Holdings Corp.(1)                    892,563
                                                                 ---------------
                                                                      5,013,204
                                                                 ---------------
AUTOMOBILES - 0.4%
             6,500  Bajaj Auto Ltd. ORD                                 208,709
         1,488,000  Denway Motors Ltd. ORD                              545,683
            66,908  Ford Motor Company                                  667,073
            13,800  General Motors Corp.                                471,822
            28,000  Honda Motor Co., Ltd. ORD                         1,498,259
             8,700  Toyota Motor Corp. ADR                              713,226
            11,900  Toyota Motor Corp. ORD                              484,024
                                                                 ---------------
                                                                      4,588,796
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

BEVERAGES - 1.4%
            26,700  Anheuser-Busch Companies, Inc.                    1,183,077
            25,900  Coca-Cola Company (The)                           1,139,600
            26,878  Coca-Cola Enterprises                               600,723
           102,700  Diageo plc ORD                                    1,466,409
            21,850  Efes Breweries International N.V.
                    GDR(1)                                              863,075
             8,753  Molson Coors Brewing Co.                            561,155
            79,736  Pepsi Bottling Group Inc.                         2,350,617
            45,815  PepsiAmericas Inc.                                1,155,454
            91,400  PepsiCo, Inc.                                     5,013,291
             4,370  Pernod-Ricard SA ORD                                758,521
                                                                 ---------------
                                                                     15,091,922
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
           102,956  Amgen Inc.(1)                                     8,226,184
            26,095  Applera Corporation-Applied
                    Biosystems Group                                    561,043
            19,900  Celgene Corp.(1)                                    998,980
            19,300  Charles River Laboratories(1)                       980,826
            12,100  Genentech, Inc.(1)                                1,136,674
            33,000  Genzyme Corp.(1)                                  2,348,610
            15,345  Gilead Sciences, Inc.(1)                            659,835
            10,200  Invitrogen Corp.(1)                                 864,246
            31,600  Protein Design Labs, Inc.(1)                        844,984
                                                                 ---------------
                                                                     16,621,382
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            48,400  Daikin Industries Ltd. ORD                        1,292,737
            16,600  Masco Corp.                                         509,288
             3,674  USG Corp.(1)                                        230,911
                                                                 ---------------
                                                                      2,032,936
                                                                 ---------------
CAPITAL MARKETS - 1.4%
            24,200  Bank of New York Co., Inc. (The)                    739,794
             3,750  Edwards (A.G.), Inc.                                169,538
            22,865  Franklin Resources, Inc.                          1,839,261
            31,200  Investment Technology Group Inc.(1)                 856,440
            34,140  Man Group plc ORD                                 1,012,486
            39,200  Merrill Lynch & Co., Inc.                         2,240,672
            50,056  Morgan Stanley                                    2,546,348
            50,000  Northern Trust Corp.                              2,492,000
            62,500  Schwab (Charles) Corp.                              845,625
            23,734  UBS AG ORD                                        1,941,873
                                                                 ---------------
                                                                     14,684,037
                                                                 ---------------
CHEMICALS - 1.5%
            19,680  BASF AG ORD                                       1,378,761
            34,900  du Pont (E.I.) de Nemours & Co.                   1,380,993
            17,834  Eastman Chemical Company                            855,497
            22,800  Ecolab Inc.                                         752,400
            25,396  FMC Corp.(1)                                      1,446,556
            13,800  International Flavors & Fragrances
                    Inc.                                                498,180

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            11,892  Minerals Technologies Inc.                          724,817
            91,379  Monsanto Co.                                      5,833,635
            15,900  PPG Industries, Inc.                              1,001,382
            29,700  Shin-Etsu Chemical Co., Ltd. ORD                  1,197,289
           138,000  Toray Industries Inc. ORD                           629,909
                                                                 ---------------
                                                                     15,699,419
                                                                 ---------------
COMMERCIAL BANKS - 4.9%
           126,845  Anglo Irish Bank Corporation ORD                  1,711,916
            81,510  Banco Popolare di Verona e
                    Novara Scrl ORD                                   1,465,084
           126,420  Banco Popular Espanol SA ORD                      1,547,104
            96,747  Bank Leumi Le-Israel BM ORD                         286,208
           229,274  Bank of America Corp.                             9,865,660
            90,410  Bank of Ireland ORD                               1,433,216
           106,000  Bank of Yokohama Ltd. (The) ORD                     679,297
             8,700  BB&T Corporation                                    352,959
            18,526  BRE Bank SA ORD(1)                                  797,577
            17,009  Comerica Inc.                                     1,028,874
           272,000  Commerce Asset Holdings Bhd
                    ORD                                                 400,212
            10,890  Commonwealth Bank of Australia
                    ORD                                                 307,033
           244,510  Denizbank AS ORD(1)                               1,117,604
           135,170  DnB NOR ASA ORD                                   1,425,397
            32,182  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                 1,784,575
             8,500  Fifth Third Bancorp                                 351,985
             9,300  HSBC Holdings plc ORD                               149,725
            21,330  KBC Groupe ORD                                    1,768,284
            22,790  Kookmin Bank ADR(1)                               1,154,997
                60  Mitsubishi Tokyo Financial Group,
                    Inc. ORD                                            612,826
            38,480  National Australia Bank Ltd. ORD                    908,245
            54,690  National Bank of Greece SA ORD                    2,032,146
            74,469  National City Corp.                               2,727,799
            15,600  PNC Financial Services Group                        877,188
            82,880  Royal Bank of Scotland Group plc ORD              2,422,101
               980  Sberbank RF ORD                                     872,200
            51,220  Shinhan Financial Group Co., Ltd.
                    ORD                                               1,505,597
            18,260  Societe Generale Cl A ORD                         1,972,191
            23,200  SunTrust Banks, Inc.                              1,630,496
            44,300  Synovus Financial Corp.                           1,274,511
            56,300  U.S. Bancorp                                      1,645,086
             9,256  Unibanco-Uniao de Bancos
                    Brasileiros SA GDR                                  413,928
            88,122  United Mizrahi Bank Ltd. ORD(1)                     451,349
            45,965  Wachovia Corp.                                    2,280,783
            78,846  Wells Fargo & Co.                                 4,700,799
                                                                 ---------------
                                                                     53,954,952
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
            34,700  Administaff, Inc.                                 1,248,159
               812  Asset Acceptance Capital Corp.(1)                    23,442
             8,500  Avery Dennison Corp.                                454,240
            53,659  Cendant Corporation                               1,091,424
             6,999  Deluxe Corp.                                        278,140
            14,301  Equifax Inc.                                        472,505
         1,518,000  GST Holdings Ltd. ORD(1)                            279,319
            28,014  John H. Harland Company                           1,175,187
            26,600  Monster Worldwide Inc.(1)                           830,984

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            15,423  PHH Corp.(1)                                        466,392
            17,100  R.R. Donnelley & Sons Company                       638,856
            37,317  Republic Services, Inc. Cl A                      1,351,995
            65,800  Waste Management, Inc.                            1,804,894
                                                                 ---------------
                                                                     10,115,537
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.3%
            44,859  ADC Telecommunications, Inc.(1)                     939,347
            75,300  Adtran, Inc.                                      1,944,246
           154,800  Arris Group Inc.(1)                               1,623,852
            23,800  Avaya Inc.(1)                                       242,760
           106,908  Cisco Systems Inc.(1)                             1,883,719
           574,200  Compal Communications Inc. ORD                    1,691,918
           248,800  Corning Inc.(1)                                   4,966,049
         1,632,000  Foxconn International Holdings
                    Ltd. ORD(1)                                       1,417,478
            18,407  Harris Corp.                                        710,694
           100,719  Motorola, Inc.                                    2,203,732
            18,281  Nice Systems Ltd. ADR(1)                            790,470
            16,400  Nokia Oyj ADR                                       258,628
            24,210  Nokia Oyj ORD                                       378,709
           155,700  Powerwave Technologies Inc.(1)                    1,631,736
            63,600  QUALCOMM Inc.                                     2,525,556
            52,400  Scientific-Atlanta, Inc.                          2,004,824
                                                                 ---------------
                                                                     25,213,718
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.6%
            41,377  Apple Computer, Inc.(1)                           1,941,823
           602,000  Compal Electronics Inc. ORD                         599,243
            68,858  Dell Inc.(1)                                      2,451,345
             7,800  Diebold, Inc.                                       374,400
           235,300  EMC Corp.(1)                                      3,025,958
             2,779  Emulex Corp.(1)                                      59,887
            65,700  Hewlett-Packard Co.                               1,823,832
            32,977  Intergraph Corp.(1)                               1,345,791
            52,739  International Business Machines
                    Corp.                                             4,251,819
             5,200  Lexmark International, Inc.(1)                      327,496
            21,200  SanDisk Corp.(1)                                    823,196
             4,934  Western Digital Corp.(1)                             68,336
           619,000  Wistron Corp. ORD(1)                                580,253
                                                                 ---------------
                                                                     17,673,379
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.9%
         2,708,354  Empresas ICA Sociedad
                    Controladora SA de CV ORD(1)                      1,082,737
            19,065  Grupo Ferrovial SA ORD                            1,474,675
            46,700  Hyundai Engineering &
                    Construction ORD(1)                               1,408,857
             3,944  McDermott International, Inc.(1)                    136,265
           271,700  Quanta Services, Inc.(1)                          3,260,400
           277,000  Taisei Corp. ORD                                  1,006,499
            19,624  Vinci SA ORD                                      1,743,059
                                                                 ---------------
                                                                     10,112,492
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS - 0.3%
            17,600  Cemex SA de CV ADR                                  838,992
            40,779  Cimsa Cimento Sanayi VE Tica ORD                    243,977
             8,800  Eagle Materials Inc.                                991,232
            13,770  Lafarge SA ORD                                    1,274,902
             6,500  Pretoria Portland Cement Co. Ltd. ORD               264,588
                                                                 ---------------
                                                                      3,613,691
                                                                 ---------------
CONSUMER FINANCE - 1.1%
           116,735  American Express Co.                              6,448,440
            25,119  Capital One Financial Corp.                       2,065,787
             6,781  CompuCredit Corp.(1)                                283,853
             9,000  ORIX Corporation ORD                              1,486,239
            18,130  Takefuji Corp. ORD                                1,266,732
             7,005  WFS Financial Inc.(1)                               468,775
                                                                 ---------------
                                                                     12,019,826
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
           230,270  Amcor Limited ORD                                 1,145,688
            21,600  Bemis Co.                                           564,840
             7,311  Greif, Inc. Cl A                                    430,252
            10,481  Silgan Holdings Inc.                                631,166
                                                                 ---------------
                                                                      2,771,946
                                                                 ---------------
DIVERSIFIED - 0.3%
             7,000  iShares MSCI EAFE Index Fund                        392,000
             4,900  iShares Russell 1000 Growth
                    Index Fund                                          243,628
            24,699  Standard and Poor's 500
                    Depositary Receipt                                3,024,393
                                                                 ---------------
                                                                      3,660,021
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.4%
            71,800  Weight Watchers International,
                    Inc.(1)                                           4,064,598
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
           112,400  Citigroup Inc.                                    4,919,749
            52,450  ING Groep N.V. ORD                                1,523,154
            57,900  J.P. Morgan Chase & Co.                           1,962,231
            13,948  Moody's Corp.                                       684,986
            48,200  Nasdaq Stock Market, Inc.
                    (The)(1)                                          1,132,700
                                                                 ---------------
                                                                     10,222,820
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
             3,767  ALLTEL Corp.                                        233,516
            24,780  AT&T Corp.                                          487,670
            56,655  BellSouth Corp.                                   1,489,460
             1,584  CenturyTel Inc.                                      56,866
             8,092  Commonwealth Telephone Enterprise Inc.              325,622
            72,140  Deutsche Telekom ORD                              1,370,531

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            58,400  France Telecom SA ORD                             1,758,622
            43,210  Hellenic Telecommunications
                    Organization SA(1) ORD                              895,541
            81,619  SBC Communications Inc.                           1,965,386
            66,423  Telecom Argentina SA ADR(1)                         797,076
           119,846  Telefonica SA ORD                                 1,978,206
           745,800  Telekom Malaysia Bhd ORD                          2,056,289
           175,070  Telenor ASA ORD                                   1,605,945
            64,541  Telkom SA Ltd. ORD                                1,290,820
            74,871  Verizon Communications                            2,449,031
           161,876  VolgaTelecom ORD                                    652,360
                                                                 ---------------
                                                                     19,412,941
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
               976  Allegheny Energy, Inc.(1)                            29,436
            12,130  E.On AG ORD                                       1,157,479
           320,531  Empresa Nacional de Electricidad
                    SA ORD                                              280,520
             7,488  Entergy Corp.                                       560,926
            26,000  Exelon Corporation                                1,401,140
             8,400  FPL Group, Inc.                                     361,956
             5,900  IDACORP, Inc.                                       181,130
            37,000  PPL Corporation                                   1,182,520
            29,810  TXU Corp.                                         2,892,166
                                                                 ---------------
                                                                      8,047,273
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
            14,900  Emerson Electric Co.                              1,002,472
            12,920  Schneider Electric SA ORD                         1,016,095
           692,000  Shanghai Electric Group Corp. Cl
                    H ORD(1)                                            213,703
            44,600  Vestas Wind Systems AS ORD(1)                       929,428
                                                                 ---------------
                                                                      3,161,698
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
           651,504  AAC Acoustic Technology Holdings
                    Inc. ORD(1)                                         276,645
            51,800  Agilent Technologies, Inc.(1)                     1,665,888
               400  Amphenol Corp. Cl A                                  16,964
            13,525  Arrow Electronics, Inc.(1)                          403,316
            22,700  AVX Corporation                                     301,683
           620,625  Chi Mei Optoelectronics Corp. ORD                   776,018
             5,600  Hoya Corp. ORD                                      729,389
            72,249  Itron Inc.(1)                                     3,342,961
             2,500  Keyence Corp. ORD                                   586,162
            18,582  Lipman Electronic Engineering
                    Ltd. ORD(1)                                         596,482
            26,400  Murata Manufacturing Co. Ltd. ORD                 1,376,852
            11,500  Omron Corp. ORD                                     254,666
           666,534  Wintek Corp. ORD                                    962,658
                                                                 ---------------
                                                                     11,289,684
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.0%
            16,563  Cal Dive International Inc.(1)                    1,034,525
            88,400  Helmerich & Payne, Inc.                           5,252,728
            77,600  National Oilwell Varco, Inc.(1)                   4,982,696
           108,800  Patterson-UTI Energy Inc.                         3,701,376

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            56,590  Saipem SpA ORD                                      952,937
            26,700  Schlumberger Ltd.                                 2,302,341
           205,700  Scomi Group Berhad ORD                               73,620
            28,900  Tenaris SA ADR                                    3,308,472
             3,182  Veritas DGC Inc.(1)                                 102,333
                                                                 ---------------
                                                                     21,711,028
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.5%
            17,202  7-Eleven, Inc.(1)                                   487,505
             2,407  BJ's Wholesale Club Inc.(1)                          68,720
           302,874  Centros Comerciales
                    Sudamericanos SA ORD                                608,259
           242,700  CVS Corp.                                         7,128,100
            63,154  Frutarom Industries ORD(1)                          496,353
            68,000  FU JI Food and Catering Services
                    Holdings Ltd. ORD(1)                                 66,936
            45,000  Kroger Co. (The)(1)                                 888,300
            11,221  Longs Drug Stores Corp.                             475,770
            14,050  Metro AG ORD                                        711,164
             3,711  Performance Food Group Co.(1)                       114,930
            96,913  Pyaterochka Holding N.V. GDR(1)                   1,597,126
             5,920  Shinsegae Co. Ltd. ORD                            2,109,379
            18,487  Shoppers Drug Mart Corporation ORD                  649,632
             3,315  Supervalu Inc.                                      115,362
           327,130  Tesco plc ORD                                     1,924,113
           538,140  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                      2,344,481
            74,800  Wal-Mart Stores, Inc.                             3,363,008
            27,400  Whole Foods Market, Inc.                          3,541,724
                                                                 ---------------
                                                                     26,690,862
                                                                 ---------------
FOOD PRODUCTS - 2.1%
            72,000  Ajinomoto Co. Inc. ORD                              756,216
            61,605  Archer-Daniels-Midland Co.                        1,386,729
             4,000  Campbell Soup Company                               117,600
            24,496  Chiquita Brands International Inc.                  617,299
            25,600  ConAgra Foods, Inc.                                 584,448
            19,717  Delta and Pine Land Company                         505,347
            14,600  General Mills, Inc.                                 673,352
            15,731  Gold Kist Inc.(1)                                   290,709
            19,000  H.J. Heinz Company                                  682,480
            62,400  Kellogg Co.                                       2,828,592
            77,700  Kraft Foods Inc. Cl A                             2,408,700
             7,040  Nestle SA ORD                                     1,976,140
             6,300  Orion Corp. ORD                                     889,383
           343,000  Petra Foods Ltd. ORD                                199,834
            68,782  Pilgrim's Pride Corp.                             2,331,710
            33,480  Royal Numico N.V. ORD(1)                          1,388,180
            24,800  Sara Lee Corp.                                      471,200
               183  Seaboard Corp.                                      234,972
            21,800  Tata TEA Ltd. ORD                                   406,017
            26,400  Unilever N.V. New York Shares                     1,826,880
           172,520  Unilever plc ORD                                  1,733,979
            25,860  Wimm-Bill-Dann Foods OJSC ADR(1)                    454,102
                                                                 ---------------
                                                                     22,763,869
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

GAS UTILITIES - 0.4%
             5,423  Gaz de France ORD(1)                                181,301
           382,000  Osaka Gas Co. Ltd. ORD                            1,222,290
            69,128  UGI Corp.                                         1,911,389
            14,900  WGL Holdings Inc.                                   489,763
                                                                 ---------------
                                                                      3,804,743
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
            15,900  Baxter International, Inc.                          641,247
            22,400  Beckman Coulter Inc.                              1,249,696
            83,631  Becton Dickinson & Co.                            4,401,500
            31,360  China Medical Technologies Inc.
                    ADR(1)                                              635,040
            34,648  Edwards Lifesciences
                    Corporation(1)                                    1,524,512
            14,490  Essilor International SA Cie
                    Generale D'Optique ORD                            1,130,631
            30,673  Hospira Inc.(1)                                   1,222,012
               598  Kinetic Concepts Inc.(1)                             32,770
            20,100  Kyphon Inc.(1)                                      890,229
            35,859  Medtronic, Inc.                                   2,043,963
           113,920  Smith & Nephew plc ORD                            1,092,625
            50,200  St. Jude Medical, Inc.(1)                         2,304,180
                                                                 ---------------
                                                                     17,168,405
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%
            22,286  Aetna Inc.                                        1,775,526
            21,939  AmerisourceBergen Corp.                           1,638,185
            40,579  Cardinal Health, Inc.                             2,418,914
            39,600  Caremark Rx Inc.(1)                               1,850,508
            28,600  CIGNA Corp.                                       3,298,152
            33,112  Covance Inc.(1)                                   1,731,758
            15,400  Fresenius Medical Care AG ORD                     1,396,368
             9,000  HCA Inc.                                            443,700
            36,100  Health Net Inc.(1)                                1,664,571
            20,080  Henry Schein, Inc.(1)                               837,135
            34,700  Humana Inc.(1)                                    1,671,152
             8,897  Kindred Healthcare Inc.(1)                          272,248
            57,058  McKesson Corp.                                    2,662,897
            64,500  Omnicare, Inc.                                    3,389,475
            59,100  Pharmaceutical Product
                    Development, Inc.(1)                              3,325,557
            16,950  UnitedHealth Group Incorporated                     872,925
             9,800  Universal Health Services, Inc.
                    Cl B                                                500,878
            24,700  WellPoint Inc.(1)                                 1,833,975
                                                                 ---------------
                                                                     31,583,924
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
            30,040  Accor SA ORD                                      1,584,266
            23,700  Aztar Corp.(1)                                      791,580
             4,600  Brinker International, Inc.(1)                      170,890
            29,700  Carnival Corporation                              1,465,398
            21,441  Ctrip.com International, Ltd. ADR                 1,213,346
            23,622  Darden Restaurants, Inc.                            741,967
            42,940  Greek Organization of Football
                    Prognostics SA ORD                                1,363,523
            53,400  Harrah's Entertainment, Inc.                      3,714,504
            37,900  McDonald's Corporation                            1,229,855

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            10,200  Outback Steakhouse, Inc.                            424,422
            23,100  Penn National Gaming Inc.(1)                        787,248
         5,890,000  Regal Hotels International
                    Holdings Ltd. ORD                                   575,998
            12,442  Royal Caribbean Cruises Ltd.                        531,522
             1,488  Shreveport Gaming Holdings Inc.(1)                   26,457
            12,700  Speedway Motorsports Inc.                           477,774
            47,100  Station Casinos Inc.                              3,147,222
               113  Trump Entertainment Resorts, Inc.(1)                  2,068
                                                                 ---------------
                                                                     18,248,040
                                                                 ---------------
HOUSEHOLD DURABLES - 1.6%
            27,487  Black & Decker Corporation                        2,344,641
            74,496  Corporacion GEO, SA de CV, Series
                    B ORD(1)                                            207,087
            46,035  Humax Co. Ltd. ORD                                  885,802
            53,150  Jarden Corp.(1)                                   2,109,524
            39,900  KB Home                                           2,958,984
            97,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                          1,687,757
            27,000  Newell Rubbermaid Inc.                              632,610
            27,900  Pulte Homes Inc.                                  2,404,980
         1,198,000  Taiwan Kolin Co. Ltd. ORD(1)                        305,444
            33,400  Toll Brothers Inc.(1)                             1,604,870
           267,096  Urbi Desarrollos Urbanos SA de
                    CV ORD(1)                                         1,688,595
             2,200  Whirlpool Corp.                                     167,310
                                                                 ---------------
                                                                     16,997,604
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.1%
             9,929  Clorox Company                                      571,613
             9,377  Energizer Holdings Inc.(1)                          608,567
            41,056  Kimberly-Clark Corp.                              2,558,610
           166,734  Kimberly-Clark de Mexico SA de
                    CV Cl A ORD                                         548,288
            94,100  Procter & Gamble Co. (The)                        5,220,667
            62,374  Reckitt Benckiser plc ORD                         1,929,659
                                                                 ---------------
                                                                     11,437,404
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.1%
           241,500  General Electric Co.                              8,116,815
            33,400  Textron Inc.                                      2,381,420
            35,400  Tyco International Ltd.                             985,182
                                                                 ---------------
                                                                     11,483,417
                                                                 ---------------
INSURANCE - 2.7%
            88,810  Aegon N.V. ORD                                    1,245,702
            21,700  Allstate Corp.                                    1,219,757
             7,200  Ambac Financial Group, Inc.                         493,776
            64,200  American International Group, Inc.                3,800,641
             7,621  Arch Capital Group Ltd.(1)                          331,132
            60,317  Axa SA ORD                                        1,602,793
            24,867  Axis Capital Holdings Limited                       702,493
            55,580  Berkley (W.R.) Corp.                              1,972,534
                14  Berkshire Hathaway Inc. Cl A(1)                   1,164,100
            17,173  Chubb Corp.                                       1,493,364

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            48,346  Endurance Specialty Holdings Ltd.                 1,774,299
            38,315  First American Financial Corp. (The)              1,594,287
            14,100  Hartford Financial Services Group
                    Inc. (The)                                        1,030,005
            11,823  HCC Insurance Holdings, Inc.                        315,083
            11,500  Jefferson-Pilot Corp.                               571,895
           605,620  Legal & General Group plc ORD                     1,214,674
            12,749  Loews Corp.                                       1,117,960
            58,300  Marsh & McLennan Companies, Inc.                  1,635,315
             7,651  Protective Life Corporation                         313,921
            26,609  Prudential Financial Inc.                         1,712,821
            94,910  QBE Insurance Group Limited ORD                   1,223,469
             8,150  Swiss Life Holding ORD                            1,138,010
            12,100  Torchmark Corp.                                     638,154
             9,321  Zenith National Insurance Corp.                     588,621
                                                                 ---------------
                                                                     28,894,806
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.4%
             8,980  CJ Home Shopping ORD                                748,478
            82,100  eBay Inc.(1)                                      3,324,229
                                                                 ---------------
                                                                      4,072,707
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.7%
            12,800  Digital River Inc.(1)                               486,144
            10,004  Earthlink Inc.(1)                                    97,639
            11,400  Google Inc. Cl A(1)                               3,260,400
            12,000  Netease.com ADR(1)                                  872,040
            79,586  Yahoo! Inc.(1)                                    2,653,397
                                                                 ---------------
                                                                      7,369,620
                                                                 ---------------
IT SERVICES - 0.7%
            59,219  Accenture Ltd. Cl A(1)                            1,444,944
            19,557  Alliance Data Systems Corp.(1)                      822,763
            42,926  Computer Sciences Corp.(1)                        1,912,353
             6,200  DST Systems, Inc.(1)                                332,940
            13,700  Fiserv, Inc.(1)                                     614,719
            63,700  Paychex, Inc.                                     2,174,081
            12,060  Tata Consultancy Services Ltd. ORD                  385,112
                                                                 ---------------
                                                                      7,686,912
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            34,200  Fuji Photo Film Co. Ltd. ORD                      1,100,483
           113,850  Largan Precision Co. Ltd. ORD                       771,747
                                                                 ---------------
                                                                      1,872,230
                                                                 ---------------
MACHINERY - 0.6%
            27,075  Cummins Inc.                                      2,341,174
             2,087  Danaher Corp.                                       111,780
             9,400  Deere & Co.                                         614,572
            22,300  Dover Corp.                                         907,610
             9,300  Ingersoll-Rand Company                              740,466

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            55,000  Komatsu Ltd. ORD                                    608,985
            10,000  Parker-Hannifin Corp.                               644,400
             1,200  Toro Co. (The)                                       46,596
                                                                 ---------------
                                                                      6,015,583
                                                                 ---------------
MEDIA - 2.0%
             1,439  Dex Media Inc.                                       36,695
            97,381  Disney (Walt) Co.                                 2,453,027
            14,600  Gannett Co., Inc.                                 1,061,712
            17,277  Getty Images Inc.(1)                              1,478,738
             6,569  John Wiley & Sons Inc. Cl A                         286,737
            10,700  New York Times Co. (The) Cl A                       341,651
           126,900  News Corp.                                        2,057,049
           103,530  Reed Elsevier plc ORD                               970,575
            13,533  Regal Entertainment Group                           264,570
            33,460  Thomson Corp. ORD                                 1,241,777
           234,173  Time Warner Inc.                                  4,196,381
             5,700  Tribune Co.                                         214,149
            41,642  TVN SA ORD(1)                                       644,113
            44,700  Univision Communications Inc. Cl
                    A(1)                                              1,202,430
             1,507  Valassis Communications, Inc.(1)                     59,421
           101,378  Viacom, Inc. Cl B                                 3,445,838
            45,450  Vivendi Universal SA ORD                          1,428,087
            53,660  WPP Group plc ORD                                   554,326
                                                                 ---------------
                                                                     21,937,276
                                                                 ---------------
METALS & MINING - 1.5%
            33,600  Alcoa Inc.                                          900,144
            45,727  Anglo American plc ORD                            1,162,004
            31,923  Anglo Platinum Ltd. ORD                           1,554,838
           142,224  BHP Billiton Limited ORD                          2,193,630
            50,089  Compania de Minas Buenaventura
                    SAu ADR                                           1,242,708
            11,732  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                     494,738
           441,453  Grupo Mexico SA de CV ORD                           776,113
            23,481  Impala Platinum Holdings Limited
                    ORD                                               2,467,844
            52,043  Kumba Resources Ltd. ORD                            661,252
             9,200  Newmont Mining Corporation                          364,136
            13,004  Nucor Corp.                                         734,466
            23,676  Phelps Dodge Corp.                                2,545,881
             3,347  Quanex Corporation                                  205,874
            15,400  Titanium Metals Corp.(1)                          1,019,018
                                                                 ---------------
                                                                     16,322,646
                                                                 ---------------
MULTI-UTILITIES - 0.3%
            61,700  AES Corporation (The)(1)                            971,159
             5,188  Constellation Energy Group Inc.                     304,795
             4,600  Dominion Resources Inc.                             351,808
            74,882  National Grid Transco plc ORD                       707,405
            25,400  NiSource Inc.                                       613,156
             4,010  Veolia Environnement ORD(1)                         163,496
            11,500  Wisconsin Energy Corp.                              450,455
                                                                 ---------------
                                                                      3,562,274
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MULTILINE RETAIL - 1.5%
           209,367  Comercial Siglo XXI SA ORD(1)                       582,486
            65,000  Dollar General Corp.                              1,238,900
            48,600  Family Dollar Stores, Inc.                          966,168
            31,733  Federated Department Stores, Inc.                 2,188,942
            56,900  Kohl's Corp.(1)                                   2,984,406
           764,000  Lifestyle International Holdings
                    Ltd. ORD                                          1,238,672
            10,889  Lojas Renner SA ORD(1)                              230,846
            61,560  Next plc ORD                                      1,673,630
            14,000  Pantaloon Retail India Ltd. ORD                     495,493
            12,990  Pinault-Printemps-Redoute ORD                     1,392,582
             1,375  Sears Holdings Corp.(1)                             186,808
            52,600  Target Corporation                                2,827,250
                                                                 ---------------
                                                                     16,006,183
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            47,600  Xerox Corp.(1)                                      638,316
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.7%
            30,000  Anadarko Petroleum Corp.                          2,726,100
            56,300  Apache Corp.                                      4,032,206
           124,740  BG Group plc ORD                                  1,123,313
            16,600  BP plc ADR                                        1,135,108
           350,480  BP plc ORD                                        3,993,373
            59,209  Chevron Corp.                                     3,635,433
         3,240,000  China Petroleum & Chemical Corp.
                    Cl H ORD                                          1,417,478
            42,393  ConocoPhillips                                    2,795,394
            48,910  ENI SpA ORD                                       1,448,108
           204,810  Exxon Mobil Corp.                                12,268,120
            43,984  LUKOIL ORD                                        2,137,622
            17,616  Marathon Oil Corp.                                1,132,885
            47,423  NovaTek OAO GDR(1)                                1,043,306
             8,823  OAO Gazprom ADR(1)                                  434,974
            35,900  Peabody Energy Corp.                              2,572,953
            22,546  Petroleo Brasileiro SA ADR                        1,410,478
             8,413  Premcor Inc.                                        784,874
            26,300  Reliance Industries Ltd. ORD                        429,850
            52,200  Royal Dutch Shell plc ADR                         3,390,912
         1,268,000  Sinopec Zhenhai Refining &
                    Chemical Co. Ltd. Cl H ORD                        1,378,695
            69,400  Southwestern Energy Company(1)                    4,018,260
            48,957  Sunoco, Inc.                                      3,559,174
            15,860  Total SA ORD                                      4,169,448
             2,800  Valero Energy Corp.                                 656,355
                                                                 ---------------
                                                                     61,694,419
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
            21,347  Louisiana-Pacific Corp.                             539,866
            17,015  Potlatch Corp.                                      918,810
            24,600  Weyerhaeuser Co.                                  1,599,492
                                                                 ---------------
                                                                      3,058,168
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

PERSONAL PRODUCTS - 0.4%
             1,400  Amorepacific Corp. ORD                              377,683
             4,100  Avon Products, Inc.                                 134,562
            58,200  Gillette Company                                  3,135,234
            16,268  Oriflame Cosmetics SA ORD                           392,713
                                                                 ---------------
                                                                      4,040,192
                                                                 ---------------
PHARMACEUTICALS - 4.1%
            66,400  Abbott Laboratories                               2,996,632
             4,170  Allergan, Inc.                                      383,849
            42,400  Astellas Pharma Inc. ORD                          1,506,141
            52,780  AstraZeneca plc ORD                               2,407,407
            44,700  Bristol-Myers Squibb Co.                          1,093,809
            85,915  Eczacibasi Ilac Sanayi ORD                          251,583
            30,900  Eisai Co. Ltd. ORD                                1,170,254
             5,500  Eli Lilly and Company                               302,610
            30,500  Endo Pharmaceuticals Holdings
                    Inc.(1)                                             915,000
             2,703  Gedeon Richter Rt. ORD                              430,377
           139,330  GlaxoSmithKline plc ORD                           3,363,449
           163,095  Johnson & Johnson                                10,338,592
            71,423  King Pharmaceuticals, Inc.(1)                     1,049,918
             4,687  Kos Pharmaceuticals, Inc.(1)                        319,278
            43,405  Merck & Co., Inc.                                 1,225,323
            79,339  Novartis AG ORD                                   3,846,739
            35,090  Novo Nordisk AS Cl B ORD                          1,807,806
           133,278  Pfizer, Inc.                                      3,394,591
            23,706  Roche Holding AG ORD                              3,274,226
            11,960  Sanofi-Aventis ORD                                1,021,008
            18,267  Teva Pharmaceutical Industries
                    Ltd. ADR                                            592,581
            13,900  Watson Pharmaceuticals, Inc.(1)                     479,272
            19,600  Wyeth                                               897,484
            22,306  Zentiva N.V. ORD                                    874,567
                                                                 ---------------
                                                                     43,942,496
                                                                 ---------------
REAL ESTATE - 0.1%
         1,846,000  Amata Corp. plc ORD                                 541,165
                19  CBL & Associates Properties, Inc.                       806
            28,873  Trizec Properties Inc.                              646,467
                                                                 ---------------
                                                                      1,188,438
                                                                 ---------------
ROAD & RAIL - 0.3%
               300  Burlington Northern Santa Fe
                    Corp.                                                15,906
             9,210  Canadian Pacific Railway Ltd.
                    ORD(1)                                              347,937
               290  East Japan Railway Company ORD                    1,559,632
            14,100  Norfolk Southern Corp.                              502,101
            13,180  Union Pacific Corp.                                 899,799
                                                                 ---------------
                                                                      3,325,375
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
            38,200  Advanced Micro Devices, Inc.(1)                     793,414
             5,200  Advantest Corp. ORD                                 406,092

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            92,300  Applied Materials, Inc.                           1,690,013
            78,839  ASE Test Ltd.(1)                                    493,138
            67,500  ASML Holding N.V. ORD(1)                          1,130,825
            52,400  Broadcom Corp.(1)                                 2,279,400
            28,400  Cymer, Inc.(1)                                      951,400
            47,500  Freescale Semiconductor Inc.(1)                   1,143,800
           100,200  Genesis Microchip Inc.(1)                         2,634,258
            29,950  Hynix Semiconductor Inc. ORD(1)                     619,735
           256,653  Intel Corp.                                       6,601,115
         2,237,461  King Yuan Electronics Co. Ltd. ORD                1,554,267
            83,700  LSI Logic Corp.(1)                                  806,868
            75,500  Microsemi Corporation(1)                          1,818,795
            74,700  National Semiconductor Corp.                      1,862,271
             5,720  Samsung Electronics ORD                           3,008,780
            40,200  SiRF Technology Holdings, Inc.(1)                 1,021,080
           745,347  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ORD                        1,228,969
            78,496  Texas Instruments Inc.                            2,565,249
            63,800  Trident Microsystems, Inc.(1)                     2,240,656
         1,104,029  United Microelectronics Corp. ORD                   660,732
            17,800  Varian Semiconductor Equipment
                    Associates, Inc.(1)                                 806,518
                                                                 ---------------
                                                                     36,317,375
                                                                 ---------------
SOFTWARE - 2.0%
             5,379  Adobe Systems Inc.                                  145,448
            27,319  Autodesk, Inc.                                    1,180,181
            36,800  BMC Software Inc.(1)                                736,000
             2,786  Cadence Design Systems Inc.(1)                       44,604
            20,500  Electronic Arts Inc.(1)                           1,174,240
            17,662  Intuit Inc.(1)                                      809,626
           123,300  McAfee Inc.(1)                                    3,779,145
             5,934  Micros Systems, Inc.(1)                             264,597
           408,876  Microsoft Corporation                            11,211,842
             4,650  Net 1 UEPS Technologies Inc.(1)                     114,995
            50,181  Oracle Corp.(1)                                     650,848
            78,350  Parametric Technology Corp.(1)                      474,801
            12,200  Reynolds & Reynolds Co. Cl A                        348,188
            21,845  Softbank SA ORD(1)                                  224,368
             4,033  Symantec Corp.(1)                                    84,612
            22,200  Synopsys, Inc.(1)                                   421,800
                                                                 ---------------
                                                                     21,665,295
                                                                 ---------------
SPECIALTY RETAIL - 2.6%
               991  Advance Auto Parts, Inc.(1)                          60,382
               872  American Eagle Outfitters, Inc.                      24,965
            44,500  AnnTaylor Stores Corporation(1)                   1,139,200
             6,160  Barnes & Noble Inc.(1)                              232,663
            38,800  Bed Bath & Beyond Inc.(1)                         1,573,340
           145,519  Best Buy Co., Inc.                                6,935,436
            32,600  Chico's FAS, Inc.(1)                              1,131,546
            11,571  Children's Place Retail Stores, Inc.
                    (The)(1)                                            473,370
            21,200  Foot Locker, Inc.                                   463,008
            46,900  Gap, Inc. (The)                                     891,569
               508  Hibbett Sporting Goods Inc.(1)                       17,089
            51,790  Home Depot, Inc.                                  2,088,173
            76,832  Men's Wearhouse, Inc. (The)(1)                    2,341,839

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            33,527  Michaels Stores, Inc.                             1,217,030
             7,104  Movie Gallery Inc.                                  127,801
           134,400  Office Depot, Inc.(1)                             4,032,000
            30,843  Payless ShoeSource, Inc.(1)                         571,829
             7,200  Sherwin-Williams Co.                                333,792
            40,300  Urban Outfitters Inc.(1)                          2,243,098
             6,900  Williams-Sonoma, Inc.(1)                            277,725
            23,800  Yamada Denki Co Ltd. ORD                          1,523,062
                                                                 ---------------
                                                                     27,698,917
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
             4,080  Adidas-Salomon AG ORD                               727,814
            28,920  Compagnie Financiere Richemont
                    AG Cl A ORD                                       1,096,608
         1,572,000  I.T Ltd. ORD                                        360,052
            13,100  Jones Apparel Group, Inc.                           369,158
            13,300  Liz Claiborne, Inc.                                 545,699
            12,404  Opoczno SA ORD(1)                                   164,019
            10,300  VF Corp.                                            610,892
                                                                 ---------------
                                                                      3,874,242
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.1%
             1,586  Corus Bankshares Inc.                                92,289
            13,801  Downey Financial Corp.                              874,707
            13,200  Fannie Mae                                          673,728
            66,800  Freddie Mac                                       4,033,384
            18,701  Golden West Financial Corp.                       1,140,574
            40,300  MGIC Investment Corp.                             2,515,929
            55,541  Washington Mutual, Inc.                           2,309,395
                                                                 ---------------
                                                                     11,640,006
                                                                 ---------------
TOBACCO - 0.2%
            19,200  Altria Group Inc.                                 1,357,440
            14,120  British American Tobacco plc ORD                    284,092
                                                                 ---------------
                                                                      1,641,532
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
             5,500  Grainger (W.W.), Inc.                               353,760
            23,620  Wolseley plc ORD                                    480,340
                                                                 ---------------
                                                                        834,100
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.3%
            84,010  BAA plc ORD                                         926,162
            66,085  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                              864,173
            15,646  Grupo Aeroportuario del Sureste
                    SA de CV ADR                                        580,467
           412,430  Macquarie Infrastructure Group
                    ORD                                               1,209,441
                                                                 ---------------
                                                                      3,580,243
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - 2.3%
           225,830  America Movil SA de CV Series
                    L ADR                                             4,968,260
           138,900  American Tower Corp. Cl A(1)                      3,311,376
            62,520  Bharti Televentures ORD(1)                          447,403
            72,000  Crown Castle International
                    Corp.(1)                                          1,782,720
           270,000  Digi.Com Bhd ORD(1)                                 436,638
               220  KDDI Corp. ORD                                    1,159,308
            85,518  NII Holdings, Inc.(1)                             6,518,181
           137,519  Sprint Nextel Corp.                               3,565,868
            51,164  Vodafone Egypt
                    Telecommunications SAE ORD                          779,680
           775,820  Vodafone Group plc ORD                            2,122,508
                                                                 ---------------
                                                                     25,091,942
                                                                 ---------------
TOTAL COMMON STOCKS                                                 843,697,309
(Cost $729,786,322)                                              ---------------

PREFERRED STOCKS - 0.2%
DIVERSIFIED FINANCIAL SERVICES(2)
            24,702  Bradespar SA ORD                                    522,947
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
        18,800,000  Cia Energetica de Minas Gerais ORD                  661,527
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           442,000  Sadia SA ORD                                        974,518
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                2,158,992
(Cost $1,669,588)                                                ---------------

CORPORATE BONDS - 7.7%
AEROSPACE & DEFENSE - 0.1%
          $325,000  L-3 Communications Corp., 6.125%, 7/15/13           329,875
           150,000  L-3 Communications Corp., 6.375%, 10/15/15
                    (Acquired 7/27/05, Cost $148,635)(3)                153,000
           440,000  United Technologies Corp., 4.375%, 5/1/10           442,001
           220,000  United Technologies Corp., 5.40%, 5/1/35            231,001
                                                                 ---------------
                                                                      1,155,877
                                                                 ---------------
AUTOMOBILES(2)
           180,000  DaimlerChrysler N.A. Holding
                    Corp., 4.875%, 6/15/10                              178,625
                                                                 ---------------
BEVERAGES(2)
           140,000  Diageo Capital plc, 4.375%, 5/3/10                  140,304
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $251,108)(3)                                   248,554
                                                                 ---------------
                                                                        388,858
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

BIOTECHNOLOGY(2)
           360,000  Genentech, Inc., 4.75%, 7/15/15
                    (Acquired 7/13/05, Cost $359,773)(3)                363,229
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
           500,000  MAAX Corp., 9.75%, 6/15/12                          476,250
           375,000  Nortek Inc., 8.50%, 9/1/14                          366,563
                                                                 ---------------
                                                                        842,813
                                                                 ---------------
CAPITAL MARKETS - 0.2%
           200,000  Credit Suisse First Boston USA
                    Inc., VRN, 3.71%, 9/19/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.28% with no caps                             200,526
           500,000  Goldman Sachs Group, Inc.,
                    5.25%, 10/15/13                                     513,845
           300,000  Merrill Lynch & Co., Inc., 2.07%,
                    6/12/06                                             294,809
           260,000  Merrill Lynch & Co., Inc., 4.25%,
                    2/8/10                                              257,183
           200,000  Merrill Lynch & Co., Inc., 4.79%,
                    8/4/10                                              202,212
           200,000  Morgan Stanley, 4.00%, 1/15/10                      196,092
           150,000  Morgan Stanley, 4.25%, 5/15/10                      148,462
           250,000  Refco Finance Holdings LLC,
                    9.00%, 8/1/12                                       273,750
                                                                 ---------------
                                                                      2,086,879
                                                                 ---------------
CHEMICALS - 0.1%
           152,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                     157,320
            69,000  IMC Global Inc., 10.875%, 6/1/08                     78,488
           450,000  Lyondell Chemical Co., 9.50%,
                    12/15/08                                            475,874
            69,000  Millennium America Inc., 9.25%,
                    6/15/08                                              74,693
                                                                 ---------------
                                                                        786,375
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
           140,000  AmSouth Bancorp., 5.20%, 4/1/15                     145,094
           650,000  Bank of America Corp., 4.375%,
                    12/1/10                                             648,601
         1,000,000  SouthTrust Corp., 5.80%, 6/15/14                  1,070,519
           830,000  Wachovia Bank N.A., 4.80%,
                    11/1/14                                             835,042
           530,000  Wachovia Bank N.A., 4.875%,
                    2/1/15                                              535,787
           500,000  Wells Fargo & Co., 4.20%,
                    1/15/10                                             497,224
           390,000  Wells Fargo & Co., 4.625%,
                    8/9/10                                              394,559
                                                                 ---------------
                                                                      4,126,826
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           350,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                     339,063
           275,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                       297,000
           425,000  Cenveo Corp., 7.875%, 12/1/13                       420,749
           250,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                      246,875
           325,000  FTI Consulting Inc., 7.625%,
                    6/15/13 (Acquired 7/28/05, Cost
                    $330,688)(3)                                        333,125
           100,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                        96,856
           210,000  R.R. Donnelley & Sons Company,
                    4.95%, 5/15/10 (Acquired
                    5/18/05-5/19/05, Cost
                    $209,500)(3)                                        211,780

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           260,000  Waste Management, Inc., 7.00%,
                    7/15/28                                             303,786
                                                                 ---------------
                                                                      2,249,234
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(2)
           375,000  Lucent Technologies Inc., 6.45%,
                    3/15/29                                             330,938
                                                                 ---------------
COMPUTERS & PERIPHERALS(2)
           500,000  Xerox Corp., 6.875%, 8/15/11                        525,000
                                                                 ---------------
CONSTRUCTION MATERIALS(2)
           300,000  ACIH Inc., VRN, 0.00%, 12/15/07
                    (Acquired 12/21/04, Cost
                    $215,373)(3)(4)                                     208,500
           225,000  Associated Materials Inc., 9.75%,
                    4/15/12                                             231,188
                                                                 ---------------
                                                                        439,688
                                                                 ---------------
CONSUMER FINANCE(2)
           200,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                     200,378
           320,000  Capital One Financial Corp.,
                    4.80%, 2/21/12                                      319,413
                                                                 ---------------
                                                                        519,791
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           525,000  Ball Corp., 7.75%, 8/1/06                           538,125
           250,000  Ball Corp., 6.875%, 12/15/12                        261,250
           250,000  Packaging Co. Inc., 8.50%, 10/15/12                 258,750
           350,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                    364,000
                                                                 ---------------
                                                                      1,422,125
                                                                 ---------------
DISTRIBUTORS(2)
           375,000  Amscan Holdings Inc., 8.75%, 5/1/14                 359,063
                                                                 ---------------
DIVERSIFIED - 0.5%
         4,250,000  Lehman Brothers TRAINS(reg.sm),
                    Series 2005-1, 7.65%, 6/15/15,
                    (Acquired 7/20/05, Cost $4,464,625)(3)            4,427,463
           740,000  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired
                    3/15/02-8/28/02, Cost $782,075)(3)                  907,290
                                                                 ---------------
                                                                      5,334,753
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
           300,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                      301,246
         1,090,000  Citigroup Inc., 5.00%, 9/15/14                    1,110,676
           160,000  Ford Motor Credit Co., 6.50%, 1/25/07               161,471
           450,000  Ford Motor Credit Co., 7.375%, 10/28/09             448,499
           260,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                     280,945
           270,000  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                     268,411
           450,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                      414,579
           500,000  HSBC Finance Corp., 4.125%, 11/16/09                494,426

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           475,000  HSBC Finance Corp., 4.75%, 4/15/10                  480,852
           350,000  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                              387,067
           390,000  John Deere Capital Corp., 4.50%,
                    8/25/08                                             392,316
           350,000  Xlliac Global Funding, 4.80%,
                    8/10/10 (Acquired 8/3/05, Cost
                    $348,817)(3)                                        353,120
                                                                 ---------------
                                                                      5,093,608
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
           562,000  AT&T Corp., 9.05%, 11/15/11                         647,704
           260,000  BellSouth Corp., 5.20%, 12/15/16                    266,630
           250,000  British Telecommunications plc,
                    7.00%, 5/23/07                                      260,177
           220,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                          253,243
           150,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                          155,052
           100,000  France Telecom, 8.00%, 3/1/11                       115,398
           500,000  Intelsat Bermuda Ltd., 8.25%,
                    1/15/13 (Acquired 1/24/05, Cost
                    $500,000)(3)                                        511,250
           250,000  Intelsat Bermuda Ltd., 8.625%,
                    1/15/15 (Acquired 1/24/05, Cost
                    $250,000)(3)                                        260,625
           125,000  Intelsat Ltd., 6.50%, 11/1/13                        98,438
           300,000  MCI Inc., 7.69%, 5/1/09                             312,750
           350,000  MCI Inc., 8.74%, 5/1/14                             392,875
           350,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14
                    (Acquired 6/24/05, Cost $330,750)(3)                337,750
           475,000  Qwest Corp., 7.875%, 9/1/11                         496,375
           450,000  Qwest Services Corp., 13.50%, 12/15/10              520,874
           120,000  Sprint Capital Corp., 8.375%, 3/15/12               143,476
           130,000  Sprint Capital Corp., 8.75%, 3/15/32                181,969
           200,000  Telecom Italia Capital SA, 4.00%,
                    1/15/10 (Acquired 6/29/05-
                    8/19/05, Cost $194,184)(3)                          194,923
           200,000  Verizon Virginia Inc., 4.625%,
                    3/15/13                                             197,660
                                                                 ---------------
                                                                      5,347,169
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
           210,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                       217,012
           380,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                397,202
           210,000  Florida Power Corp., 4.50%, 6/1/10                  210,529
           300,000  MSW Energy Holdings LLC,
                    8.50%, 9/1/10                                       324,000
           313,000  NRG Energy Inc., 8.00%, 12/15/13                    338,823
           200,000  Tampa Electric Co., 6.375%, 8/15/12                 219,739
           300,000  Texas Genco LLC, 6.875%, 12/15/14
                    (Acquired 12/8/04, Cost $310,875)(3)                312,750
                                                                 ---------------
                                                                      2,020,055
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
           250,000  Celestica Inc., 7.625%, 7/1/13                      253,125
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                      511,250
                                                                 ---------------
                                                                        764,375
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           400,000  Hanover Compressor Co., 8.625%,
                    12/15/10                                            432,000
           625,000  Newpark Resources, 8.625%,
                    12/15/07                                            625,000

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           250,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                      261,875
                                                                 ---------------
                                                                      1,318,875
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
           200,000  CVS Corp., 4.00%, 9/15/09                           197,693
           450,000  Ingles Markets, Inc., 8.875%, 12/1/11               471,374
           200,000  Kroger Co. (The), 6.80%, 4/1/11                     218,496
           170,000  Safeway Inc., 6.50%, 3/1/11                         182,481
           360,000  Wal-Mart Stores Inc., 4.125%, 7/1/10                355,914
           150,000  Wal-Mart Stores Inc., 5.25%, 9/1/35(5)              151,932
                                                                 ---------------
                                                                      1,577,890
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           330,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05-8/18/05, Cost $323,896)(3)                  325,003
           350,000  Cadbury Schweppes U.S. Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03-10/8/03, Cost $348,086)(3)                  358,347
            25,000  Dole Food Company, Inc., 8.875%,
                    3/15/11                                              26,750
           500,000  Hines Nurseries Inc., 10.25%, 10/1/11               516,249
           220,000  WM Wrigley Jr. Co., 4.30%, 7/15/10                  220,612
                                                                 ---------------
                                                                      1,446,961
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           300,000  Beckman Coulter Inc., 7.45%, 3/4/08                 320,414
           425,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                      445,187
           275,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                     296,313
           275,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                    279,125
                                                                 ---------------
                                                                      1,341,039
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           500,000  Alliance Imaging, Inc., 7.25%,
                    12/15/12                                            488,749
           350,000  Genesis HealthCare Corp., 8.00%,
                    10/15/13                                            381,938
           450,000  HCA Inc., 6.95%, 5/1/12                             477,716
                                                                 ---------------
                                                                      1,348,403
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
           168,946  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                      164,722
           325,000  Equinox Holdings Inc., 9.00%,
                    12/15/09                                            338,000
           500,000  Herbst Gaming Inc., 8.125%,
                    6/1/12                                              529,999
           400,000  Intrawest Corp., 7.50%, 10/15/13                    415,000
           500,000  Isle of Capri Casinos Inc., 7.00%,
                    3/1/14                                              493,750
            69,000  Mandalay Resort Group, 9.375%,
                    2/15/10                                              77,194
           300,000  MGM Mirage, 6.00%, 10/1/09                          300,375
           500,000  MGM Mirage, 8.50%, 9/15/10                          551,249
           200,000  Penn National Gaming Inc.,
                    8.875%, 3/15/10                                     212,000
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                     304,500
           375,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                        424,688
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                     374,500
           225,000  Six Flags Inc., 8.875%, 2/1/10                      226,688

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           200,000  Six Flags Inc., 9.75%, 4/15/13                      201,500
           225,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                      250,313
           400,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%, 11/15/15                    440,000
           425,000  Trump Entertainment Resorts, Inc.,
                    8.50%, 6/1/15                                       427,125
           500,000  Wynn Las Vegas LLC, 6.625%, 12/1/14                 488,750
           450,000  Yum! Brands Inc., 8.875%, 4/15/11                   542,541
                                                                 ---------------
                                                                      6,762,894
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
           125,000  Beazer Homes USA Inc., 8.375%,
                    4/15/12                                             133,750
           550,000  D.R. Horton Inc., 7.875%, 8/15/11                   617,461
           100,000  KB Home, 9.50%, 2/15/11                             106,873
           500,000  KB Home, 6.375%, 8/15/11                            513,884
           425,000  Sealy Mattress Co., 8.25%,
                    6/15/14                                             455,813
           225,000  Standard Pacific Corp., 9.25%,
                    4/15/12                                             246,938
           500,000  WCI Communities Inc., 10.625%,
                    2/15/11                                             538,750
           200,000  William Lyon Homes Inc., 10.75%,
                    4/1/13                                              221,000
                                                                 ---------------
                                                                      2,834,469
                                                                 ---------------
HOUSEHOLD PRODUCTS(2)
           300,000  Spectrum Brands, Inc., 8.50%,
                    10/1/13                                             310,500
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
           590,000  General Electric Co., 5.00%,
                    2/1/13                                              606,790
                                                                 ---------------
INSURANCE - 0.1%
           210,000  Allstate Corp., 5.55%, 5/9/35                       215,069
           350,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $349,314)(3)                                   349,373
           130,000  American International Group, Inc.,
                    4.25%, 5/15/13                                      126,845
           300,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                             321,881
           140,000  MetLife, Inc., 5.00%, 6/15/15                       141,992
           300,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $299,994)(3)                                   296,592
                                                                 ---------------
                                                                      1,451,752
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
            50,000  IAC/InterActiveCorp, 7.00%,
                    1/15/13                                              54,095
                                                                 ---------------
IT SERVICES(2)
           400,000  Sungard Data Systems Inc.,
                    9.125%, 8/15/13 (Acquired
                    7/27/05, Cost $414,625)(3)                          422,000
                                                                 ---------------
MEDIA - 0.9%
           400,000  Cablevision Systems Corp., 8.00%,
                    4/15/12                                             399,500
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                     339,219
           300,000  Charter Communications Holdings
                    LLC, 9.625%, 11/15/09                               249,375
           325,000  Charter Communications Holdings
                    II LLC, 10.25%, 9/15/10                             337,188

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           500,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(4)                                          359,375
            40,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                       48,402
           500,000  Comcast Corp., 5.50%, 3/15/11                       518,471
           540,000  Cox Communications Inc., 4.625%,
                    1/15/10                                             535,769
           350,000  CSC Holdings Inc., 7.875%,
                    12/15/07                                            362,250
           250,000  CSC Holdings Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04, Cost
                    $241,250)(3)                                        240,625
           500,000  Dex Media Inc., 8.00%, 11/15/13                     533,749
           500,000  Dex Media Inc., VRN, 0.00%,
                    11/15/08(4)                                         408,750
           500,000  DirecTV Holdings LLC, 8.375%,
                    3/15/13                                             551,249
           500,000  Echostar DBS Corp., 6.375%,
                    10/1/11                                             499,375
           300,000  Imax Corp., 9.625%, 12/1/10                         324,750
           225,000  Mediacom LLC, 9.50%, 1/15/13                        230,063
           350,000  MediaNews Group, Inc., 6.875%,
                    10/1/13                                             350,438
           100,000  News America Holdings, 7.75%,
                    1/20/24                                             120,500
           475,000  PanAmSat Corp., 9.00%, 8/15/14                      502,313
           500,000  Primedia Inc., 7.625%, 4/1/08                       506,875
           500,000  Primedia Inc., 8.875%, 5/15/11                      526,249
           350,000  Reed Elsevier Capital Inc.,
                    4.625%, 6/15/12                                     347,629
           300,000  Walt Disney Company, 5.50%,
                    12/29/06                                            304,991
                                                                 ---------------
                                                                      8,597,105
                                                                 ---------------
METALS & MINING - 0.1%
           260,000  Alcan Inc., 4.50%, 5/15/13                          256,552
            70,000  Alcan Inc., 5.00%, 6/1/15                            70,667
           350,000  IPSCO Inc., 8.75%, 6/1/13                           391,999
                                                                 ---------------
                                                                        719,218
                                                                 ---------------
MULTI-UTILITIES - 0.2%
           525,000  AES Corporation (The), 8.875%,
                    2/15/11                                             584,062
           500,000  AES Corporation (The), 8.75%,
                    5/15/13 (Acquired 5/14/04, Cost
                    $510,000)(3)                                        552,500
           250,000  CMS Energy Corp., 7.50%,
                    1/15/09                                             265,000
           300,000  Dominion Resources Inc., 4.125%,
                    2/15/08                                             298,384
           200,000  Dominion Resources Inc., 4.75%,
                    12/15/10                                            201,015
           310,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                              340,383
                                                                 ---------------
                                                                      2,241,344
                                                                 ---------------
MULTILINE RETAIL(2)
           150,000  May Department Stores Co.,
                    3.95%, 7/15/07                                      148,755
           350,000  May Department Stores Co.,
                    4.80%, 7/15/09                                      354,314
                                                                 ---------------
                                                                        503,069
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.7%
           450,000  Chesapeake Energy Corp., 7.50%,
                    6/15/14                                             488,250
           500,000  Citgo Petroleum Corp., 6.00%,
                    10/15/11                                            502,500
           300,000  Devon Energy Corp., 2.75%,
                    8/1/06                                              294,686
           350,000  El Paso Corp., 7.875%, 6/15/12                      365,750
           300,000  El Paso Corp., 7.80%, 8/1/31                        303,000
           550,000  Enterprise Products Operating LP,
                    4.95%, 6/1/10                                       550,303

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           550,000  Forest Oil Corp., 7.75%, 5/1/14                     585,749
            90,000  Magellan Midstream Partners,
                    5.65%, 10/15/16                                      94,037
           389,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                      429,845
           525,000  Massey Energy Co., 6.625%,
                    11/15/10                                            539,438
           125,000  Nexen Inc., 5.875%, 3/10/35                         127,314
           300,000  Pacific Energy Partners L.P./
                    Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                     315,750
           225,000  Range Resources Corp., 7.375%,
                    7/15/13                                             241,313
           300,000  Williams Companies Inc., 8.125%,
                    3/15/12                                             336,375
           500,000  Williams Companies Inc., 7.875%,
                    9/1/21                                              566,249
           270,000  XTO Energy Inc., 5.30%, 6/30/15                     276,894
                                                                 ---------------
                                                                      6,017,453
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           300,000  Abitibi-Consolidated Inc., 6.95%,
                    4/1/08                                              300,750
           450,000  Boise Cascade LLC, 7.125%,
                    10/15/14                                            439,875
           475,000  Georgia-Pacific Corp., 7.70%,
                    6/15/15                                             540,313
           320,000  Norske Skog Canada Ltd., 7.375%,
                    3/1/14                                              318,400
                                                                 ---------------
                                                                      1,599,338
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
           570,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                621,300
                                                                 ---------------
PHARMACEUTICALS(2)
           100,000  Schering-Plough Corp., VRN,
                    5.55%, 9/1/05                                       105,658
                                                                 ---------------
REAL ESTATE - 0.1%
           550,000  Host Marriott L.P., 7.00%, 8/15/12                  577,500
                                                                 ---------------
ROAD & RAIL - 0.1%
           300,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                       346,621
             8,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                              10,544
           192,000  Norfolk Southern Corp., 5.64%,
                    5/17/29                                             201,476
                                                                 ---------------
                                                                        558,641
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
           400,000  Amkor Technology Inc., 7.75%,
                    5/15/13                                             342,000
                                                                 ---------------
SOFTWARE(2)
           310,000  Computer Associates International
                    Inc., 4.75%, 12/1/09 (Acquired
                    12/9/04, Cost $314,445)(3)                          309,449
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           350,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                      366,187
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                      374,062

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           200,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%,
                    12/15/13                                            210,500
           300,000  Nell AF SARL, 8.375%, 8/15/15
                    (Acquired 8/4/05, Cost
                    $300,000)(3)                                        304,875
           275,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                            223,438
           225,000  United Auto Group, Inc., 9.625%,
                    3/15/12                                             242,719
                                                                 ---------------
                                                                      1,721,781
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(2)
           200,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                     210,000
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
         1,250,000  Countrywide Home Loans Inc.,
                    VRN, 3.60%, 9/27/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.12% with no caps                           1,250,250
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           550,000  United Rentals North America Inc.,
                    6.50%, 2/15/12                                      539,687
           125,000  United Rentals North America Inc.,
                    7.75%, 11/15/13                                     122,813
                                                                 ---------------
                                                                        662,500
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                     150,750
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                      540,463
           300,000  Nextel Partners Inc., 8.125%,
                    7/1/11                                              327,375
           300,000  Rogers Wireless Communications
                    Inc., 7.25%, 12/15/12                               323,250
           350,000  Rogers Wireless Communications
                    Inc., 7.50%, 3/15/15                                384,563
           250,000  SBA Communications Corp.,
                    8.50%, 12/1/12                                      274,063
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13 (Acquired
                    8/18/05, Cost $100,000)(3)                          102,500
           325,000  Ubiquitel Inc., 9.875%, 3/1/11                      364,000
           340,000  Vodafone Group plc, 5.00%,
                    9/15/15                                             346,658
                                                                 ---------------
                                                                      2,813,622
                                                                 ---------------
TOTAL CORPORATE BONDS                                                82,661,177
(Cost $81,317,845)                                               ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) - 4.6%
        $2,100,000  FHLMC, 5.00%, settlement date
                    9/19/05(7)                                        2,115,750
             5,100  FHLMC, 6.50%, 12/1/12                                 5,280
            61,399  FHLMC, 7.00%, 6/1/14                                 64,222
         1,266,037  FHLMC, 4.50%, 1/1/19(8)                           1,257,701
             9,832  FHLMC, 7.00%, 8/1/29                                 10,293
            70,697  FHLMC, 8.00%, 7/1/30                                 75,666
           554,566  FHLMC, 5.50%, 12/1/33                               561,237
         5,325,000  FNMA, 5.50%, settlement date
                    9/14/05(7)                                        5,379,911
         6,912,000  FNMA, 6.50%, settlement date
                    9/14/05 (7)                                       7,143,124
         3,450,000  FNMA, 5.00%, settlement date
                    9/19/05(7)                                        3,474,799
         7,150,000  FNMA, 5.50%, settlement date
                    9/19/05(7)                                        7,304,169
         6,842,000  FNMA, 6.00%, settlement date
                    10/13/05(7)                                       6,993,811
            14,849  FNMA, 6.50%, 4/1/12                                  15,402

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           122,312  FNMA, 6.00%, 4/1/14                                 126,312
            52,520  FNMA, 7.50%, 6/1/15                                  55,625
           370,559  FNMA, 5.50%, 12/1/16                                378,756
           796,697  FNMA, 4.50%, 5/1/19(7)                              790,649
           862,419  FNMA, 4.50%, 5/1/19                                 855,873
             3,241  FNMA, 7.00%, 6/1/26                                   3,411
            23,075  FNMA, 7.50%, 3/1/27                                  24,516
             8,837  FNMA, 7.00%, 1/1/29                                   9,286
            87,986  FNMA, 6.50%, 4/1/29                                  91,283
            70,150  FNMA, 6.50%, 8/1/29                                  72,779
           128,455  FNMA, 6.50%, 12/1/29                                133,268
            40,803  FNMA, 7.00%, 3/1/30                                  42,826
             9,890  FNMA, 7.00%, 5/1/30                                  10,376
            14,178  FNMA, 8.00%, 7/1/30                                  15,170
            22,685  FNMA, 7.50%, 9/1/30                                  24,055
           130,744  FNMA, 7.00%, 9/1/31                                 137,178
            66,083  FNMA, 6.50%, 1/1/32                                  68,481
           365,781  FNMA, 7.00%, 6/1/32                                 383,654
            89,196  FNMA, 6.50%, 8/1/32                                  92,433
           624,688  FNMA, 6.50%, 11/1/32                                646,954
           460,494  FNMA, 5.50%, 6/1/33                                 465,656
           324,388  FNMA, 5.50%, 8/1/33                                 328,025
         3,821,816  FNMA, 5.00%, 11/1/33(7)                           3,806,643
         3,549,527  FNMA, 5.50%, 1/1/34(8)                            3,589,317
         1,672,066  FNMA, 6.00%, 7/1/35                               1,711,807
             3,335  GNMA, 7.50%, 10/15/25                                 3,560
            58,208  GNMA, 6.00%, 3/15/26                                 60,169
            17,452  GNMA, 7.00%, 12/15/27                                18,395
            24,683  GNMA, 6.50%, 2/15/28                                 25,790
            68,298  GNMA, 6.50%, 3/15/28                                 71,362
            22,910  GNMA, 7.00%, 8/15/29                                 24,117
             7,667  GNMA, 7.50%, 5/15/30                                  8,160
           132,807  GNMA, 7.00%, 5/15/31                                139,747
           449,516  GNMA, 5.50%, 11/15/32                               458,752
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES              49,075,750
(Cost $48,827,678)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(6) - 2.1%
               772  AQ Finance Net Interest Margin,
                    Series 2003 N11A, 7.14%,
                    11/25/33 (Acquired 9/18/03, Cost
                    $772)(3)                                                771
         5,730,575  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.96%, 9/1/05                                       143,568
           524,374  Bank of America Large Loan,
                    Series 2005 BOCA, Class A1, VRN,
                    3.69%, 9/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with no caps (Acquired
                    3/4/05, Cost $524,374)(3)                           524,728
         2,000,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class
                    2A5, VRN, 4.16%, 9/1/05(8)                        1,976,692
         1,350,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                         1,341,920
         9,000,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.97%, 9/1/05                              349,650
         2,025,488  Bear Stearns Commercial
                    Mortgage Securities, Series 2004
                    BA5A, Class A1, VRN, 3.70%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.13% with
                    no caps (Acquired 12/15/04, Cost
                    $2,025,488)(3)(8)                                 2,026,714

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           862,906  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 3.70%, 9/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                             863,784
         4,363,848  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.15%, 9/1/05                152,198
           751,792  Commercial Mortgage Pass-
                    Through Certificates, Series 2004
                    HTL1, Class A1, VRN, 3.81%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.24% with
                    no caps                                             752,695
         1,306,691  Commercial Mortgage Pass-
                    Through Certificates, Series 2005
                    F10A, Class A1, VRN, 3.67%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05, Cost
                    $1,306,691)(3)(8)                                 1,307,271
         1,300,000  FHLMC, Series 2005-2937, Class
                    KA, 4.50%, 12/15/14                               1,305,153
           364,449  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 4.04%, 9/25/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.40% with no caps                       365,498
           250,416  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                       250,547
         1,650,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                      1,649,638
         1,300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                               1,275,167
         1,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    4.65%, 7/30/30                                    1,405,473
           900,000  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    3.67%, 9/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $900,000)(3)                          899,156
            84,448  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             85,428
           825,000  Morgan Stanley Capital I, Series
                    2005 XLF, Class A1, VRN, 3.68%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 8/10/05, Cost
                    $825,000)(3)                                        825,064
           698,394  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 3.58%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/24/05, Cost
                    $698,394)(3)                                        698,543
         1,000,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                       979,954
           900,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                       891,846
         1,300,000  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.20%, 9/1/05                 1,293,483
           650,000  Washington Mutual, Series 2005
                    AR11, Class A1C1, VRN, 3.84%,
                    9/25/05, resets monthly off the
                    1-month LIBOR plus 0.20% with no caps               650,000
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                            22,014,941
(Cost $22,071,101)                                               ---------------

ASSET-BACKED SECURITIES(6) - 2.0%
            34,779  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04, Cost
                    $34,686)(3)                                          34,582
           613,086  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    3.79%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps                                  613,631

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

            23,425  AQ Finance Net Interest Margin,
                    Series 2004 RN4, Class A, 4.60%,
                    7/25/34 (Acquired 6/9/04, Cost
                    $23,406)(3)                                          23,362
            26,486  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04, Cost
                    $26,486)(3)                                          26,378
             1,864  Argent Net Interest Margin, Series
                    2004 WN2, Class A, 4.55%,
                    4/25/34 (Acquired 3/4/04, Cost
                    $1,864)(3)                                            1,864
            17,852  Argent Net Interest Margin, Series
                    2004 WN8, Class A, 4.70%,
                    7/25/34 (Acquired 6/18/04, Cost
                    $17,836)(3)                                          17,813
            47,692  Argent Net Interest Margin, Series
                    2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04, Cost
                    $47,690)(3)                                          47,655
            36,096  Argent Net Interest Margin, Series
                    2004 WN10, Class A, 4.21%,
                    11/25/34 (Acquired 10/19/04,
                    Cost $36,096)(3)                                     36,033
            31,228  Asset Backed Funding Corp. Net
                    Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                       31,057
         1,500,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 3.63%, 9/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(8)                  1,502,079
           116,000  Centex Home Equity, Series 2004
                    C, Class AF1, VRN, 2.82%, 9/1/05                    115,495
         1,450,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 3.64%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(8)                                        1,451,415
            31,346  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                            31,243
           105,945  Countrywide Asset-Backed
                    Certificates, Series 2004-11, Class
                    A1, VRN, 3.83%, 9/26/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.19% with no caps                             106,022
            34,752  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36 (Acquired
                    10/27/04, Cost $34,733)(3)                           34,597
           901,247  Countrywide Asset-Backed
                    Certificates, Series 2004-13, Class
                    AV1, VRN, 3.78%, 9/26/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                             901,975
         1,636,808  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1, VRN, 3.76%, 9/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                     1,637,520
           975,000  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 3.80%, 9/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                             975,000
           265,586  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    3.62%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.16% with no caps                                  265,774
            30,365  Finance America Net Interest
                    Margin, Series 2004-1, Class A,
                    5.25%, 6/27/34                                       30,452
           586,412  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2004 FF11, Class 2A1, VRN,
                    3.79%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps                                  586,756
           816,596  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 3.72%,
                    9/25/05, resets monthly off the
                    1-month LIBOR plus 0.08% with
                    no caps                                             817,172
         3,225,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1, Class
                    A, VRN, 3.61%, 9/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(8)                        3,228,800
            11,593  Fremont Net Interest Margin,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04, Cost
                    $11,593)(3)                                          11,572

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         1,202,399  GE Corporate Aircraft Financing
                    LLC, Series 2004-1A, Class A1,
                    VRN, 3.73%, 9/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps
                    (Acquired 10/5/04, Cost
                    $1,202,399)(3)                                    1,201,834
            41,581  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04, Cost
                    $41,599)(3)                                          41,661
            35,151  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $35,227)(3)                            35,011
           147,718  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05, Cost
                    $147,718)(3)                                        147,595
             2,125  MASTR Net Interest Margin, Series
                    2004 CI3, Class N1, 4.45%,
                    2/26/34 (Acquired 5/18/04, Cost
                    $2,125)(3)                                            2,123
             1,751  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class
                    N1, 7.25%, 7/25/34                                    1,746
         1,365,052  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    3.83%, 9/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.19% with a cap of 11.00%                        1,366,041
         1,313,046  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    3.76%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                        1,314,111
            30,102  NovaStar Net Interest Margin,
                    Series 2004 N2, Class X, O and P,
                    4.46%, 6/26/34 (Acquired
                    7/20/04, Cost $30,102)(3)                            29,983
           832,112  Park Place Securities Inc., Series
                    2004 WHQ2, Class A3B, VRN,
                    3.80%, 9/26/05, resets monthly
                    off the 1-month LIBOR plus
                    0.16% with no caps                                  832,687
         1,150,000  Popular ABS Mortgage Pass-
                    Through Trust, Series 2005-4,
                    Class AV1, VRN, 3.66%, 9/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with no caps                     1,150,000
           514,445  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 3.81%, 9/26/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of 14.00%               514,843
           120,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                      118,119
           641,491  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 3.78%, 9/26/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                             641,956
            27,933  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired 8/5/04,
                    Cost $27,892)(3)                                     27,932
            57,942  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04, Cost
                    $58,069)(3)                                          57,666
            29,773  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost
                    $29,772)(3)                                          29,752
         1,028,404  SLM Student Loan Trust, Series
                    2005-2, Class A1, VRN, 3.63%,
                    10/25/05, resets quarterly off the
                    3-month LIBOR minus 0.02% with no caps            1,028,642
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        21,069,949
(Cost $21,060,193)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.9%
           940,000  FHLB, 4.60%, 4/11/08                                940,824
         2,600,000  FHLMC, 6.625%, 9/15/09                            2,841,353
         3,900,000  FHLMC, 7.00%, 3/15/10                             4,361,183
           400,000  FHLMC, 6.75%, 9/15/29                               522,544
         5,900,000  FNMA, 5.25%, 4/15/07(8)                           6,015,875

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           500,000  FNMA, 6.625%, 10/15/07                              526,164
         3,550,000  FNMA, 5.75%, 2/15/08                              3,691,180
         1,300,000  FNMA, 6.125%, 3/15/12(8)                          1,446,570
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              20,345,693
(Cost $20,335,076)                                               ---------------

U.S. TREASURY SECURITIES - 1.5%
           650,000  U.S. Treasury Bonds, 8.00%, 11/15/21                930,287
         2,800,000  U.S. Treasury Bonds, 6.25%, 8/15/23(8)            3,470,471
         1,500,000  U.S. Treasury Bonds, 6.125%, 11/15/27(8)          1,884,962
         1,940,000  U.S. Treasury Bonds, 5.375%, 2/15/31(8)           2,275,106
         2,546,500  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(8)                         2,544,213
         3,475,000  U.S. Treasury Notes, 4.25%, 8/15/14(8)            3,534,593
         1,600,000  U.S. Treasury Notes, 4.125%, 5/15/15(8)           1,610,813
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       16,250,445
(Cost $15,524,255)                                               ---------------

COMMERCIAL PAPER(9) - 1.4%
         1,250,000  Alcon Capital Corp., 3.39%,
                    9/2/05 (Acquired 8/2/05, Cost
                    $1,246,469)(3)                                    1,249,879
         1,250,000  Allied Irish Banks N.A., 3.50%,
                    9/15/05 (Acquired 8/16/05, Cost
                    $1,246,354)(3)                                    1,248,279
         1,250,000  Alltel Corp., 3.52%, 9/21/05
                    (Acquired 8/25/05, Cost
                    $1,246,700)(3)                                    1,247,521
         1,250,000  Blue Ridge Asset Funding, 3.50%,
                    9/9/05 (Acquired 8/9/05, Cost
                    $1,246,233)(3)                                    1,249,008
         1,250,000  Cargill Inc., 3.46%, 9/12/05
                    (Acquired 8/16/05, Cost
                    $1,246,756)(3)                                    1,248,650
         1,250,000  Danske Corporation, 3.47%, 9/6/05                 1,249,392
         1,250,000  HBOS Treasury Services plc,
                    3.50%, 9/12/05                                    1,248,661
         1,250,000  Lexington Parker Capital, 3.52%,
                    10/17/05 (Acquired 7/15/05, Cost
                    $1,238,511)(3)                                    1,244,006
         1,250,000  Old Line Funding Corp., 3.59%,
                    10/5/05 (Acquired 8/17/05, Cost
                    $1,243,892)(3)                                    1,245,710
         1,250,000  Paradigm Funding LLC, 3.67%,
                    10/25/05 (Acquired 8/23/05, Cost
                    $1,241,972)(3)                                    1,243,014
         1,250,000  Societe Generale North America,
                    3.47%, 9/2/05                                     1,249,878
         1,500,000  Verizon Network Funding, 3.58%,
                    9/29/05                                           1,495,805
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               15,219,803
(Cost $15,220,465)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.0%
         7,701,000  German Federal Republic, 2.50%,
                    3/23/07                                           9,543,660
           430,000  Republic of Italy, 4.00%, 6/16/08                   429,140
           350,000  United Mexican States, 5.875%,
                    1/15/14                                             366,625

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

            90,000  United Mexican States, 6.75%,
                    9/27/34                                              97,785
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                               10,437,210
(Cost $10,855,950)                                               ---------------

MUNICIPAL SECURITIES - 0.2%
         1,300,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(8)                     1,594,476
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                       309,258
           350,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 3.60%, 9/7/05
                    (LOC: Keybank N.A.)                                 350,000
           400,000  Utah Housing Corp. Rev., Series
                    2004 B, (Tanglewood), VRDN,
                    3.65%, 9/7/05 (LOC: Citibank N.A.)                  400,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            2,653,734
(Cost $2,634,651)                                                ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(10) - 0.1%
         1,500,000  FHLMC STRIPS - COUPON, 3.75%,
                    3/14/06                                           1,469,031
                                                                 ---------------
(Cost $1,470,515)

CERTIFICATES OF DEPOSIT - 0.1%
         1,250,000  Canadian Imperial Bank of
                    Commerce, 3.50%, 9/16/05                          1,249,930
                                                                 ---------------
(Cost $1,250,000)

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(10) - 0.1%
         1,003,875  TR, 3.01%, 2/15/06                                  987,235
                                                                 ---------------
 (Cost $990,369)

TEMPORARY CASH INVESTMENTS - 2.1%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.25%, 5/15/16 - 8/15/22, valued
at $22,730,749), in a joint trading account at
3.49%, dated 8/31/05, due 9/1/05 (Delivery
value $22,302,162)(8)                                                22,300,000
                                                                 ---------------
(Cost $22,300,000)
TOTAL INVESTMENT SECURITIES - 103.6%                               ,111,591,199
                                                                 ---------------
(COST $995,314,008)
OTHER ASSETS AND LIABILITIES - (3.6)%                               (39,132,141)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $1,072,459,058
                                                                 ===============

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS*
                           Expiration       Underlying Face       Unrealized
Contracts Purchased           Date          Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
12 U.S. Treasury
10-Year Notes            December 2005       $  1,344,938          $  13,473
                                         =======================================

                          Expiration        Underlying Face       Unrealized
Contracts Sold               Date           Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
85 U.S. Treasury
2-Year Notes             December 2005       $ 17,602,969          $ (65,269)
40 U.S. Treasury
5-Year Notes             December 2005          4,335,000            (34,465)
                                         ---------------------------------------
                                             $ 21,937,969          $ (99,734)
                                         =======================================

* FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
BOCA = Boca Raton
EAFE = Europe Australasia, and Far East
Equivalent = Security whose principal payments are secured by U.S. Treasurys.
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TR = Treasury Receipts
TRACERS(reg.sm)= Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
(1)  Non-income producing.
(2)  Category is less than 0.05% of total net assets.
(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2005, was
     $30,150,350, which represented 2.8% of net assets.
(4)  Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective August 31, 2005.
(5)  When-issued security.
(6)  Final maturity indicated, unless otherwise noted.
(7)  Forward commitment.
(8)  Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, and/or futures contract.
(9)  The rate indicated is the yield to maturity at purchase.
(10) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $1,007,047,825
                                            ===============
Gross tax appreciation of investments        $  117,872,838
Gross tax depreciation of investments           (13,329,464)
                                            ---------------
Net tax appreciation of investments          $  104,543,374
                                            ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEWTON(reg.sm) FUND
AUGUST 31, 2005
[american century logo and text logo]

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.5%
BIOTECHNOLOGY - 3.8%
            11,491  Acambis plc ORD(1)                           $        51,377
             7,400  Panacos Pharmaceuticals Inc.(1)                       67,710
             7,619  Regeneron Pharmaceuticals Inc.(1)                     56,914
                                                                 ---------------
                                                                         176,001
                                                                 ---------------
COMMERCIAL BANKS - 1.1%
             8,000  Bank of Yokohama Ltd. (The) ORD                       51,268
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.1%
            12,181  Arris Group Inc.(1)                                  127,778
             6,365  EFJ Inc.(1)                                           54,421
            20,449  YDI Wireless Inc.(1)                                  57,462
                                                                 ---------------
                                                                         239,661
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.7%
             5,983  Electronics for Imaging, Inc.(1)                     118,463
             5,827  Opticom ASA ORD(1)                                    66,472
             3,880  Palm Inc.(1)                                         132,619
                                                                 ---------------
                                                                         317,554
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.6%
             7,400  Australian Stock Exchange Ltd. ORD                   148,109
            17,000  FinecoGroup SpA ORD                                  158,863
                                                                 ---------------
                                                                         306,972
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.0%
            15,155  Talk America Holdings Inc.(1)                        138,971
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.7%
             3,907  Color Kinetics Inc.(1)                                60,129
             4,708  Encore Wire Corp.(1)                                  66,383
                                                                 ---------------
                                                                         126,512
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 5.1%
             1,529  Inficon Holding AG ORD(1)                            173,140
             8,321  Kemet Corp.(1)                                        67,567
                                                                 ---------------
                                                                         240,707
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 8.4%
             8,132  Input/Output Inc.(1)                                  70,261

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            10,947  Kvaerner ASA ORD(1)                                  327,863
                                                                 ---------------
                                                                         398,124
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.4%
             3,000  Aeon Co. Ltd. ORD                                     55,859
            13,866  Pathmark Stores, Inc.(1)                             149,753
                                                                 ---------------
                                                                         205,612
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
             6,805  Escalon Medical Corp.(1)                              60,156
             7,590  Implant Sciences Corp.(1)                             48,197
             2,339  Millipore Corp.(1)                                   149,579
                                                                 ---------------
                                                                         257,932
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.1%
             8,552  Odyssey HealthCare, Inc.(1)                          142,818
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.0%
             4,500  Friendly Ice Cream Corp.(1)                           51,300
            56,557  Jameson Inns, Inc.(1)                                135,171
                                                                 ---------------
                                                                         186,471
                                                                 ---------------
HOUSEHOLD DURABLES - 4.2%
             9,430  GUD Holdings Ltd. ORD                                 51,894
             6,455  Lifetime Brands Inc.                                 142,720
                                                                 ---------------
                                                                         194,614
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
             7,000  Hutchison Whampoa Ltd. ORD                            69,085
                                                                 ---------------
INTERNET & CATALOG RETAIL - 3.4%
             7,406  NetFlix, Inc.(1)                                     159,673
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.0%
            51,140  Chordiant Software Inc.(1)                           125,804
             1,200  Softbank Corp. ORD                                    60,849
                                                                 ---------------
                                                                         186,653
                                                                 ---------------
IT SERVICES - 3.7%
             2,660  Electronic Data Systems Corp.                         59,584
            10,194  Gartner Inc.(1)                                      114,581
                                                                 ---------------
                                                                         174,165
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS - 1.3%
             4,465  Leapfrog Enterprises Inc.(1)                          60,010
                                                                 ---------------
MULTILINE RETAIL - 1.3%
             9,907  Mothercare plc ORD                                    58,851
                                                                 ---------------
PERSONAL PRODUCTS - 3.6%
            48,055  Revlon Inc. Cl A(1)                                  170,115
                                                                 ---------------
PHARMACEUTICALS - 2.8%
            11,171  Depomed Inc.(1)                                       58,759
            41,261  Nexmed Inc.(1)                                        72,620
                                                                 ---------------
                                                                         131,379
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
            45,000  Transmeta Corp.(1)                                    81,000
             3,449  Veeco Instruments Inc.(1)                             63,358
                                                                 ---------------
                                                                         144,358
                                                                 ---------------
SOFTWARE - 4.6%
                32  G-mode Co. Ltd. ORD                                   67,971
             7,800  Justsystem Corp. ORD                                  80,232
             7,959  Temenos Group AG ORD(1)                               65,690
                                                                 ---------------
                                                                         213,893
                                                                 ---------------
SPECIALTY RETAIL - 6.5%
             1,700  Nishimatsuya Chain Co. Ltd. ORD                       56,393
             4,400  Pal Co. Ltd. ORD                                     245,383
                                                                 ---------------
                                                                         301,776
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.5%                                    4,653,175
                                                                 ---------------
(COST $3,716,129)
OTHER ASSETS AND LIABILITIES - 0.5%                                       25,525
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $     4,678,700
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
(1)  Non-income producing.

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $     3,735,251
                                            ===============
Gross tax appreciation of investments       $       972,031
Gross tax depreciation of investments               (54,107)
                                            ---------------
Net tax appreciation of investments         $       917,924
                                            ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE.  IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.  THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:      /s/ William M. Lyons
         -------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    October 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    October 28, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    October 28, 2005